NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

Financial Statements

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities

As of December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class
ASSETS:
Investment at net asset value	$4,369,930	$3,041,678	$3,274,760	$1,022,180	$57,699	$3,525,001	$15,972,260	$1,356,690
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(4)	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	156	108	117	41	2	126	571	49
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	144	100	108	34	2	116	527	45
Administrative charges	12	8	9	3	—	10	44	4

Total net assets	$4,369,930	$3,041,678	$3,274,760	$1,022,180	$57,699	$3,525,001	$15,972,260	$1,356,690

Total shares outstanding	394,847	243,245	271,175	154,763	8,453	370,157	948,173	145,918

Net asset value per share (NAV)	$11.07	$12.50	$12.08	$6.60	$6.83	$9.52	$16.85	$9.30

Total units outstanding	192,750	133,016	143,832	130,934	8,635	203,805	500,378	64,027

Variable accumulation unit value	$22.67	$22.87	$22.77	$7.81	$6.68	$17.30	$31.93	$21.09

Identified cost of investment	$4,718,468	$3,413,325	$3,918,923	$1,200,408	$62,390	$4,012,024	$14,132,819	$1,609,372

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
ASSETS:
Investment at net asset value	$7,127,122	$1,631,210	$5,823,313	$17,176,134	$126,073	$14,016,849	$7,711,536	$2,607,777
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(1,674)	—	—	(161)	—	(158)	—	(166)
Net receivable from (payable to) the Fund for shares sold or purchased	1,930	58	208	774	4	659	275	259
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	236	54	192	566	4	462	254	86
Administrative charges	20	4	16	47	—	39	21	7

Total net assets	$7,127,122	$1,631,210	$5,823,313	$17,176,134	$126,073	$14,016,849	$7,711,536	$2,607,777

Total shares outstanding	542,279	195,525	620,776	1,255,171	15,730	1,082,223	553,580	276,005

Net asset value per share (NAV)	$13.14	$8.34	$9.38	$13.68	$8.01	$12.95	$13.93	$9.45

Total units outstanding	340,410	116,894	279,798	367,813	16,712	678,263	133,394	127,234

Variable accumulation unit value	$20.94	$13.98	$20.81	$46.71	$7.54	$20.67	$57.80	$20.50

Identified cost of investment	$6,333,737	$1,728,526	$6,692,502	$20,179,846	$133,060	$13,350,402	$7,767,553	$3,010,237

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP Small Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$22,615,702	$3,496,295	$584,995	$5,731,232	$3,309,662	$534,362	$43,029,564	$2,556,897
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(1,361)	(5)	—	—	(6)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	2,166	131	21	205	124	19	1,536	91
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	743	116	19	189	109	18	1,418	84
Administrative charges	62	10	2	16	9	1	118	7

Total net assets	$22,615,702	$3,496,295	$584,995	$5,731,232	$3,309,662	$534,362	$43,029,564	$2,556,897

Total shares outstanding	2,624,271	339,809	64,423	628,314	275,743	65,165	617,403	272,951

Net asset value per share (NAV)	$8.62	$10.29	$9.08	$9.12	$12.00	$8.20	$69.69	$9.37

Total units outstanding	471,407	109,232	50,374	302,305	292,700	54,446	438,156	125,775

Variable accumulation unit value	$47.98	$32.02	$11.62	$18.96	$11.31	$9.81	$98.23	$20.33

Identified cost of investment	$25,359,374	$4,806,197	$638,717	$6,662,218	$2,431,214	$581,019	$26,316,666	$3,228,258

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Small Cap Growth— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Growth and Income Portfolio— Class B
ASSETS:
Investment at net asset value	$592,790	$4,259,110	$26,892,926	$4,619,135	$2,396,957	$17,304,452	$4,929,000	$47,033
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	(5)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	22	152	961	165	91	618	177	2
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	20	129	887	152	79	570	163	2
Administrative charges	2	12	74	13	7	48	14	—

Total net assets	$592,790	$4,259,121	$26,892,926	$4,619,135	$2,396,957	$17,304,452	$4,929,000	$47,033

Total shares outstanding	66,727	4,258,684	1,524,914	622,449	311,803	811,722	260,055	1,658

Net asset value per share (NAV)	$8.88	$1.00	$17.64	$7.42	$7.69	$21.32	$18.95	$28.36

Total units outstanding	32,765	3,335,444	498,908	119,375	238,214	210,716	98,759	4,698

Variable accumulation unit value	$18.09	$1.28	$53.92	$38.70	$10.06	$82.14	$49.91	$10.01

Identified cost of investment	$859,306	$4,259,110	$39,205,482	$6,541,819	$3,071,452	$20,332,969	$6,462,711	$46,718

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$547,219	$38,926	$457,595	$160,925	$388,818	$903,663	$386,283	$2,146,431
Dividends due and accrued	—	—	—	—	—	—	1,986	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	(165)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	20	1	16	5	179	32	(1,972)	77
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	18	1	15	5	13	30	13	71
Administrative charges	2	—	1	—	1	2	1	6

Total net assets	$547,219	$38,926	$457,595	$160,925	$388,818	$903,663	$386,283	$2,146,431

Total shares outstanding	25,171	2,548	6,214	7,368	31,509	76,130	59,581	122,165

Net asset value per share (NAV)	$21.74	$15.28	$73.64	$21.84	$12.34	$11.87	$6.45	$17.57

Total units outstanding	45,122	3,193	28,552	13,413	28,126	66,317	33,372	66,391

Variable accumulation unit value	$12.13	$12.19	$16.03	$12.00	$13.82	$13.63	$11.58	$32.33

Identified cost of investment	$652,805	$57,971	$647,399	$185,573	$421,320	$1,100,510	$436,126	$3,210,482

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$24,694	$34,331	$24,938	$76,790	$697,273	$190,121	$125,698	$80,063
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	1	1	3	25	7	4	3
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	1	3	23	6	4	3
Administrative charges	—	—	—	—	2	1	—	—

Total net assets	$24,694	$34,331	$24,938	$76,790	$697,273	$190,121	$125,698	$80,063

Total shares outstanding	602	687	4,978	10,211	61,434	5,164	9,684	8,545

Net asset value per share (NAV)	$41.00	$49.97	$5.01	$7.52	$11.35	$36.82	$12.98	$9.37

Total units outstanding	2,694	2,111	2,219	7,911	23,227	16,014	11,170	9,711

Variable accumulation unit value	$9.17	$16.26	$11.24	$9.71	$30.04	$11.87	$11.25	$8.24

Identified cost of investment	$27,124	$34,577	$24,475	$90,324	$927,084	$201,000	$126,012	$95,830

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$20,248,736	$106,030	$5,216,259	$48,896	$1,490,755	$519,607	$83,059	$4,899
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	723	4	186	2	53	18	3	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	667	4	172	2	49	17	3	—
Administrative charges	56	—	14	—	4	1	—	—

Total net assets	$20,248,736	$106,030	$5,216,259	$48,896	$1,490,755	$519,607	$83,059	$4,899

Total shares outstanding	534,550	10,754	221,403	5,627	37,353	15,914	8,874	468

Net asset value per share (NAV)	$37.88	$9.86	$23.56	$8.69	$39.91	$32.65	$9.36	$10.47

Total units outstanding	258,205	10,309	105,588	4,295	56,779	37,614	8,142	513

Variable accumulation unit value	$78.45	$10.29	$49.43	$11.38	$26.26	$13.81	$10.20	$9.54

Identified cost of investment	$19,267,420	$132,907	$4,918,387	$61,300	$2,288,530	$583,401	$100,212	$5,080

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares
ASSETS:
Investment at net asset value	$2,754,637	$205,225	$39,006	$985,893	$85,305	$169,730	$220,351	$18,993
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(116)	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	215	8	1	36	3	6	8	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	91	7	1	33	3	6	7	1
Administrative charges	8	1	—	3	—	—	1	—

Total net assets	$2,754,637	$205,225	$39,006	$985,893	$85,305	$169,730	$220,351	$18,993

Total shares outstanding	88,290	17,939	4,254	95,348	7,869	16,990	7,753	842

Net asset value per share (NAV)	$31.20	$11.44	$9.17	$10.34	$10.84	$9.99	$28.42	$22.56

Total units outstanding	58,912	16,454	4,030	90,151	7,391	16,117	19,986	1,239

Variable accumulation unit value	$46.77	$12.47	$9.68	$10.94	$11.54	$10.53	$11.03	$15.33

Identified cost of investment	$2,919,599	$242,594	$45,773	$1,121,651	$92,689	$194,944	$276,774	$23,839

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S
ASSETS:
Investment at net asset value	$367,529	$7,850,721	$151,887	$699,501	$207,837	$783,971	$250,570	$977,180
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	13	281	5	25	8	28	9	35
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	12	259	5	23	7	26	8	32
Administrative charges	1	22	—	2	1	2	1	3

Total net assets	$367,529	$7,850,721	$151,887	$699,501	$207,837	$783,971	$250,570	$977,180

Total shares outstanding	5,854	156,952	5,678	21,677	22,940	28,261	19,439	50,292

Net asset value per share (NAV)	$62.78	$50.02	$26.75	$32.27	$9.06	$27.74	$12.89	$19.43

Total units outstanding	24,593	215,237	12,454	21,874	13,163	21,221	23,618	23,882

Variable accumulation unit value	$14.94	$36.48	$12.20	$31.91	$15.79	$36.95	$10.61	$40.92

Identified cost of investment	$451,408	$7,045,592	$167,960	$686,080	$228,555	$832,462	$346,164	$1,401,394

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$88,237	$258,324	$89,352	$487,438
Dividends due and accrued	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	3	10	3	17
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3	9	3	16
Administrative charges	—	1	—	1

Total net assets	$88,237	$258,324	$89,352	$487,438

Total shares outstanding	9,106	27,163	9,425	54,280

Net asset value per share (NAV)	$9.69	$9.51	$9.48	$8.98

Total units outstanding	8,668	24,336	9,576	50,141

Variable accumulation unit value	$10.18	$10.62	$9.33	$9.72

Identified cost of investment	$92,492	$299,176	$96,035	$608,359

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations

For the year ended December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$80,860	$24,977	$71,716	$11,044	$663	$163,300	$344,030	$41,569
Mortality and expense risk charges	(58,563)	(39,260)	(45,632)	(14,118)	(459)	(47,782)	(197,188)	(17,250)
Administrative charges	(4,970)	(3,289)	(3,977)	(1,326)	(38)	(4,064)	(17,004)	(1,554)

Net investment income (loss)	17,327	(17,572)	22,107	(4,400)	166	111,454	129,838	22,765

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	663,553	461,549	672,437	97,604	2,837	604,416	1,719,159	51,960
Cost of investments sold	(686,269)	(409,230)	(758,013)	(99,208)	(3,896)	(593,892)	(1,649,864)	(43,727)

Net realized gain (loss) on investments	(22,716)	52,319	(85,576)	(1,604)	(1,059)	10,524	69,295	8,233
Realized gain distribution received	515,460	566,258	—	153,318	—	367,492	368,416	217,271
Change in unrealized appreciation (depreciation) on investments	(967,548)	(860,969)	(612,993)	(580,165)	(911)	(1,098,832)	(1,239,158)	(568,286)

Net gain (loss) on investments	(474,804)	(242,392)	(698,569)	(428,451)	(1,970)	(720,816)	(801,447)	(342,782)

Net increase (decrease) in net assets resulting from operations	$(457,477)	$(259,964)	$(676,462)	$(432,851)	$(1,804)	$(609,362)	$(671,609)	$(320,017)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$130,908	$76,986	$200,324	$517,576	$2,235	$170,493	$300,111	$54,704
Mortality and expense risk charges	(86,277)	(20,577)	(75,566)	(229,065)	(1,671)	(189,789)	(105,806)	(35,639)
Administrative charges	(7,401)	(1,905)	(6,419)	(19,958)	(144)	(16,353)	(9,008)	(3,241)

Net investment income (loss)	37,230	54,504	118,339	268,553	420	(35,649)	185,297	15,824

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	873,281	383,838	853,062	2,897,291	61,884	1,872,581	1,628,842	635,864
Cost of investments sold	(845,490)	(404,292)	(1,035,691)	(3,355,792)	(60,270)	(1,312,604)	(1,359,883)	(709,339)

Net realized gain (loss) on investments	27,791	(20,454)	(182,629)	(458,501)	1,614	559,977	268,959	(73,475)
Realized gain distribution received	360,031	—	832,816	1,738,257	—	1,090,746	924,830	—
Change in unrealized appreciation (depreciation) on investments	(133,991)	(83,836)	(1,924,200)	(4,869,726)	(17,231)	(4,865,161)	(2,782,370)	(349,871)

Net gain (loss) on investments	253,831	(104,290)	(1,274,013)	(3,589,970)	(15,617)	(3,214,438)	(1,588,581)	(423,346)

Net increase (decrease) in net assets resulting from operations	$291,061	$(49,786)	$(1,155,674)	$(3,321,417)	$(15,197)	$(3,250,087)	$(1,403,284)	$(407,522)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP Small Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,286,603	$10,114	$24,285	$218,378	$36,349	$31,904	$683,526	$—
Mortality and expense risk charges	(301,182)	(46,917)	(9,291)	(78,661)	(37,820)	(7,265)	(589,138)	(33,966)
Administrative charges	(26,203)	(3,998)	(829)	(6,670)	(3,287)	(616)	(50,810)	(3,040)

Net investment income (loss)	959,218	(40,801)	14,165	133,047	(4,758)	24,023	43,578	(37,006)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,326,870	389,320	350,087	1,150,608	761,807	180,234	7,058,386	225,469
Cost of investments sold	(4,850,320)	(358,984)	(375,539)	(1,288,169)	(518,813)	(168,243)	(1,830,522)	(170,355)

Net realized gain (loss) on investments	(523,450)	30,336	(25,452)	(137,561)	242,994	11,991	5,227,864	55,114
Realized gain distribution received	—	710,811	—	742,131	—	—	1,485,686	673,004
Change in unrealized appreciation (depreciation) on investments	(3,073,091)	(2,096,751)	(70,259)	(1,901,032)	483,783	(122,677)	(18,037,819)	(1,705,059)

Net gain (loss) on investments	(3,596,541)	(1,355,604)	(95,711)	(1,296,462)	726,777	(110,686)	(11,324,269)	(976,941)

Net increase (decrease) in net assets resulting from operations	$(2,637,323)	$(1,396,405)	$(81,546)	$(1,163,415)	$722,019	$(86,663)	$(11,280,691)	$(1,013,947)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Small Cap Growth— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Growth and Income Portfolio— Class B (a)
INVESTMENT INCOME (LOSS):
Dividend income	$—	$54,466	$—	$—	$29,344	$124,784	$—	$70
Mortality and expense risk charges	(7,970)	(47,492)	(384,337)	(61,781)	(31,838)	(234,245)	(69,306)	(203)
Administrative charges	(677)	(4,341)	(34,470)	(5,264)	(2,811)	(20,202)	(6,006)	(17)

Net investment income (loss)	(8,647)	2,633	(418,807)	(67,045)	(5,305)	(129,663)	(75,312)	(150)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	72,054	1,179,200	3,332,322	674,276	267,947	1,866,706	835,050	549
Cost of investments sold	(89,690)	(1,179,196)	(3,408,660)	(814,355)	(286,830)	(1,299,391)	(677,343)	(617)

Net realized gain (loss) on investments	(17,636)	4	(76,338)	(140,079)	(18,883)	567,315	157,707	(68)
Realized gain distribution received	164,588	—	9,254,765	1,935,687	676,009	3,608,948	1,322,106	1,034
Change in unrealized appreciation (depreciation) on investments	(376,447)	(4)	(23,373,206)	(3,082,013)	(1,335,705)	(9,141,018)	(3,905,931)	315

Net gain (loss) on investments	(229,495)	—	(14,194,779)	(1,286,405)	(678,579)	(4,964,755)	(2,426,118)	1,281

Net increase (decrease) in net assets resulting from operations	$(238,142)	$2,633	$(14,613,586)	$(1,353,450)	$(683,884)	$(5,094,418)	$(2,501,430)	$1,131

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$10,810	$—	$548	$1,907	$6,794	$—	$21,378	$—
Mortality and expense risk charges	(9,573)	(477)	(6,359)	(2,046)	(4,064)	(12,078)	(5,062)	(35,147)
Administrative charges	(798)	(40)	(530)	(177)	(340)	(1,044)	(422)	(3,013)

Net investment income (loss)	439	(517)	(6,341)	(316)	2,390	(13,122)	15,894	(38,160)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	454,203	3,859	31,356	37,007	73,164	155,484	45,281	553,625
Cost of investments sold	(466,061)	(3,430)	(36,014)	(35,727)	(73,158)	(166,819)	(50,645)	(677,055)

Net realized gain (loss) on investments	(11,858)	429	(4,658)	1,280	6	(11,335)	(5,364)	(123,430)
Realized gain distribution received	99,128	13,235	78,920	15,761	72,472	15,943	—	301,564
Change in unrealized appreciation (depreciation) on investments	(256,241)	(28,909)	(279,781)	(62,696)	(101,567)	(195,905)	(66,512)	(2,254,023)

Net gain (loss) on investments	(168,971)	(15,245)	(205,519)	(45,655)	(29,089)	(191,297)	(71,876)	(2,075,889)

Net increase (decrease) in net assets resulting from operations	$(168,532)	$(15,762)	$(211,860)	$(45,971)	$(26,699)	$(204,419)	$(55,982)	$(2,114,049)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares (a)	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$—	$292	$6,457	$3,493	$3,680	$807	$9,215	$1,262
Mortality and expense risk charges	(106)	(430)	(304)	(1,030)	(8,791)	(2,106)	(1,725)	(1,164)
Administrative charges	(9)	(36)	(25)	(87)	(743)	(175)	(147)	(99)

Net investment income (loss)	(115)	(174)	6,128	2,376	(5,854)	(1,474)	7,343	(1)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	114	12,049	596	27,002	77,270	59,319	65,889	30,526
Cost of investments sold	(123)	(10,590)	(475)	(34,234)	(111,672)	(45,404)	(63,598)	(35,030)

Net realized gain (loss) on investments	(9)	1,459	121	(7,232)	(34,402)	13,915	2,291	(4,504)
Realized gain distribution received	—	1,693	—	—	288,988	10,756	134	—
Change in unrealized appreciation (depreciation) on investments	(2,430)	(7,496)	(2,645)	(12,412)	(329,422)	(52,382)	(23,118)	(11,691)

Net gain (loss) on investments	(2,439)	(4,344)	(2,524)	(19,644)	(74,836)	(27,711)	(20,693)	(16,195)

Net increase (decrease) in net assets resulting from operations	$(2,554)	$(4,518)	$3,604	$(17,268)	$(80,690)	$(29,185)	$(13,350)	$(16,196)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2 (a)
INVESTMENT INCOME (LOSS):
Dividend income	$114,627	$1,684	$102,008	$1,105	$—	$—	$1,811	$110
Mortality and expense risk charges	(274,982)	(1,303)	(69,813)	(810)	(23,985)	(6,584)	(914)	(33)
Administrative charges	(23,581)	(109)	(5,972)	(68)	(2,023)	(549)	(76)	(3)

Net investment income (loss)	(183,936)	272	26,223	227	(26,008)	(7,133)	821	74

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,202,508	3,112	1,512,883	70,406	445,892	129,161	3,696	570
Cost of investments sold	(1,731,694)	(3,160)	(1,447,733)	(77,588)	(402,312)	(136,114)	(3,656)	(572)

Net realized gain (loss) on investments	470,814	(48)	65,150	(7,182)	43,580	(6,953)	40	(2)
Realized gain distribution received	1,085,588	—	179,908	19,964	411,235	35,275	—	—
Change in unrealized appreciation (depreciation) on investments	(9,297,805)	(27,940)	(735,846)	(27,420)	(1,518,243)	(107,112)	(15,580)	(181)

Net gain (loss) on investments	(7,741,403)	(27,988)	(490,788)	(14,638)	(1,063,428)	(78,790)	(15,540)	(183)

Net increase (decrease) in net assets resulting from operations	$(7,925,339)	$(27,716)	$(464,565)	$(14,411)	$(1,089,436)	$(85,923)	$(14,719)	$(109)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares
INVESTMENT INCOME (LOSS):
Dividend income	$8,118	$4,892	$921	$26,075	$2,032	$4,209	$3,265	$51
Mortality and expense risk charges	(36,514)	(2,642)	(448)	(12,560)	(913)	(2,219)	(2,739)	(272)
Administrative charges	(3,137)	(232)	(37)	(1,047)	(136)	(185)	(230)	(23)

Net investment income (loss)	(31,533)	2,018	436	12,468	983	1,805	296	(244)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	300,307	12,204	1,693	44,845	1,713	131,668	26,215	9,888
Cost of investments sold	(308,342)	(13,951)	(1,935)	(47,076)	(1,586)	(128,241)	(29,621)	(12,694)

Net realized gain (loss) on investments	(8,035)	(1,747)	(242)	(2,231)	127	3,427	(3,406)	(2,806)
Realized gain distribution received	206,900	7,021	68	9,018	1,521	510	25,543	2,394
Change in unrealized appreciation (depreciation) on investments	(741,246)	(53,759)	(5,812)	(211,727)	(15,296)	(34,926)	(74,936)	(4,408)

Net gain (loss) on investments	(542,381)	(48,485)	(5,986)	(204,940)	(13,648)	(30,989)	(52,799)	(4,820)

Net increase (decrease) in net assets resulting from operations	$(573,914)	$(46,467)	$(5,550)	$(192,472)	$(12,665)	$(29,184)	$(52,503)	$(5,064)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S
INVESTMENT INCOME (LOSS):
Dividend income	$336	$88,290	$843	$4,997	$1,961	$4,136	$2,941	$—
Mortality and expense risk charges	(4,874)	(101,410)	(1,925)	(9,083)	(2,854)	(10,238)	(3,578)	(14,330)
Administrative charges	(406)	(8,951)	(160)	(765)	(239)	(897)	(299)	(1,220)

Net investment income (loss)	(4,944)	(22,071)	(1,242)	(4,851)	(1,132)	(6,999)	(936)	(15,550)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	47,099	736,413	31,652	124,214	54,781	106,742	40,027	216,814
Cost of investments sold	(55,066)	(276,721)	(30,940)	(92,506)	(47,200)	(85,533)	(51,651)	(217,951)

Net realized gain (loss) on investments	(7,967)	459,692	712	31,708	7,581	21,209	(11,624)	(1,137)
Realized gain distribution received	73,469	933,888	7,426	95,778	20,610	107,947	67,029	234,131
Change in unrealized appreciation (depreciation) on investments	(144,427)	(3,464,687)	(55,421)	(278,905)	(54,283)	(306,785)	(158,086)	(678,119)

Net gain (loss) on investments	(78,925)	(2,071,107)	(47,283)	(151,419)	(26,092)	(177,629)	(102,681)	(445,125)

Net increase (decrease) in net assets resulting from operations	$(83,869)	$(2,093,178)	$(48,525)	$(156,270)	$(27,224)	$(184,628)	$(103,617)	$(460,675)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,747	$4,863	$1,304	$13,961
Mortality and expense risk charges	(563)	(4,374)	(962)	(6,735)
Administrative charges	(47)	(381)	(83)	(577)

Net investment income (loss)	1,137	108	259	6,649

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	571	199,298	6,171	250,155
Cost of investments sold	(613)	(221,218)	(6,659)	(279,655)

Net realized gain (loss) on investments	(42)	(21,920)	(488)	(29,500)
Realized gain distribution received	3	160	—	—
Change in unrealized appreciation (depreciation) on investments	(4,806)	(26,524)	(5,621)	(78,259)

Net gain (loss) on investments	(4,845)	(48,284)	(6,109)	(107,759)

Net increase (decrease) in net assets resulting from operations	$(3,708)	$(48,176)	$(5,850)	$(101,110)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP American Century Sustainable Equity— Initial Class		MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Candriam Emerging Markets Equity— Initial Class		MainStay VP CBRE Global Infrastructure— Service Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$17,327	$62,809	$(17,572)	$(5,602)	$22,107	$21,556	$(4,400)	$(4,222)	$166	$(284)
Net realized gain (loss) on investments	(22,716)	23,464	52,319	39,844	(85,576)	28,376	(1,604)	36,854	(1,059)	(1,547)
Realized gain distribution received	515,460	79,368	566,258	58,632	—	146,693	153,318	—	—	—
Change in unrealized appreciation (depreciation) on investments	(967,548)	913,701	(860,969)	365,363	(612,993)	(332,828)	(580,165)	(77,724)	(911)	4,706

Net increase (decrease) in net assets resulting from operations	(457,477)	1,079,342	(259,964)	458,237	(676,462)	(136,203)	(432,851)	(45,092)	(1,804)	2,875

Contributions and (Withdrawals):
Payments received from policyowners	10,380	20,438	36,258	133,544	24,837	22,088	5,699	8,239	9,999	—
Policyowners’ surrenders	(366,656)	(134,130)	(183,104)	(161,158)	(342,023)	(401,540)	(46,852)	(105,072)	(367)	(256)
Policyowners’ annuity and death benefits	(41,468)	(74,734)	(27,805)	(76,845)	(163,889)	(257,577)	(2,935)	(45,450)	—	—
Net transfers from (to) Fixed Account	(60,888)	(3,938)	(30,500)	6,319	(70,014)	(62,386)	(29,852)	(1,535)	—	—
Transfers between Investment Divisions	(112,447)	(75,002)	4,628	222,353	(26,270)	56,073	36,980	13,956	27,647	(1,490)

Net contributions and (withdrawals)	(571,079)	(267,366)	(200,523)	124,213	(577,359)	(643,342)	(36,960)	(129,862)	37,279	(1,746)

Increase (decrease) in net assets	(1,028,556)	811,976	(460,487)	582,450	(1,253,821)	(779,545)	(469,811)	(174,954)	35,475	1,129
NET ASSETS:
Beginning of period	5,398,486	4,586,510	3,502,165	2,919,715	4,528,581	5,308,126	1,491,991	1,666,945	22,224	21,095

End of period	$4,369,930	$5,398,486	$3,041,678	$3,502,165	$3,274,760	$4,528,581	$1,022,180	$1,491,991	$57,699	$22,224

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Conservative Allocation— Service Class		MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Equity Allocation— Service Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$111,454	$16,750	$129,838	$184,907	$22,765	$5,599	$37,230	$34,782	$54,504	$53,116
Net realized gain (loss) on investments	10,524	61,626	69,295	198,804	8,233	41,502	27,791	(76,460)	(20,454)	(40,576)
Realized gain distribution received	367,492	60,115	368,416	—	217,271	52,681	360,031	275,706	—	—
Change in unrealized appreciation (depreciation) on investments	(1,098,832)	132,447	(1,239,158)	2,837,902	(568,286)	170,831	(133,991)	769,558	(83,836)	60,436

Net increase (decrease) in net assets resulting from operations	(609,362)	270,938	(671,609)	3,221,613	(320,017)	270,613	291,061	1,003,586	(49,786)	72,976

Contributions and (Withdrawals):
Payments received from policyowners	1,801	10,887	66,734	81,029	5,314	30,255	142,141	98,488	41,669	34,663
Policyowners’ surrenders	(374,441)	(268,312)	(915,423)	(489,096)	(33,562)	(43,631)	(479,411)	(334,048)	(158,625)	(134,944)
Policyowners’ annuity and death benefits	(93,772)	(177,900)	(359,099)	(368,161)	(1,421)	(36,958)	(38,718)	(166,584)	(5,484)	(33,774)
Net transfers from (to) Fixed Account	(7,596)	13,372	(52,951)	(21,218)	—	(57,763)	(9,305)	(87,914)	(7,782)	(1,559,864)
Transfers between Investment Divisions	(41,958)	(215,103)	(26,624)	(63,060)	580	(23,859)	(129,846)	(157,131)	(150,998)	135,861

Net contributions and (withdrawals)	(515,966)	(637,056)	(1,287,363)	(860,506)	(29,089)	(131,956)	(515,139)	(647,189)	(281,220)	(1,558,058)

Increase (decrease) in net assets	(1,125,328)	(366,118)	(1,958,972)	2,361,107	(349,106)	138,657	(224,078)	356,397	(331,006)	(1,485,082)
NET ASSETS:
Beginning of period	4,650,329	5,016,447	17,931,232	15,570,125	1,705,796	1,567,139	7,351,200	6,994,803	1,962,216	3,447,298

End of period	$3,525,001	$4,650,329	$15,972,260	$17,931,232	$1,356,690	$1,705,796	$7,127,122	$7,351,200	$1,631,210	$1,962,216

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$118,339	$67,346	$268,553	$355,731	$420	$(2,893)	$(35,649)	$1,259	$185,297	$(16,114)
Net realized gain (loss) on investments	(182,629)	(10,409)	(458,501)	242,923	1,614	5,746	559,977	582,839	268,959	471,809
Realized gain distribution received	832,816	88,307	1,738,257	511,790	—	—	1,090,746	587,154	924,830	505,736
Change in unrealized appreciation (depreciation) on investments	(1,924,200)	803,252	(4,869,726)	870,327	(17,231)	(6,991)	(4,865,161)	1,485,278	(2,782,370)	(164,545)

Net increase (decrease) in net assets resulting from operations	(1,155,674)	948,496	(3,321,417)	1,980,771	(15,197)	(4,138)	(3,250,087)	2,656,530	(1,403,284)	796,886

Contributions and (Withdrawals):
Payments received from policyowners	181,082	75,013	57,742	425,103	716	764	36,153	43,487	67,719	269,743
Policyowners’ surrenders	(385,977)	(254,218)	(1,371,466)	(1,155,044)	(14,747)	(50,961)	(577,141)	(842,827)	(957,009)	(339,294)
Policyowners’ annuity and death benefits	(262,230)	(126,074)	(801,479)	(819,360)	(43,561)	(9,372)	(224,849)	(301,349)	(162,742)	(582,202)
Net transfers from (to) Fixed Account	(54,907)	(6,340)	(282,703)	(222,344)	(220)	48	(274,865)	(93,878)	(158,110)	(185,225)
Transfers between Investment Divisions	27,289	(46,455)	(41,074)	156,023	10,097	(3,517)	(568,980)	25,150	(226,960)	(151,994)

Net contributions and (withdrawals)	(494,743)	(358,074)	(2,438,980)	(1,615,622)	(47,715)	(63,038)	(1,609,682)	(1,169,417)	(1,437,102)	(988,972)

Increase (decrease) in net assets	(1,650,417)	590,422	(5,760,397)	365,149	(62,912)	(67,176)	(4,859,769)	1,487,113	(2,840,386)	(192,086)
NET ASSETS:
Beginning of period	7,473,730	6,883,308	22,936,531	22,571,382	188,985	256,161	18,876,618	17,389,505	10,551,922	10,744,008

End of period	$5,823,313	$7,473,730	$17,176,134	$22,936,531	$126,073	$188,985	$14,016,849	$18,876,618	$7,711,536	$10,551,922

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay Strategic Bond— Service Class		MainStay VP Moderate Allocation— Service Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$15,824	$8,735	$959,218	$1,003,705	$(40,801)	$(62,964)	$14,165	$9,905	$133,047	$(27,383)
Net realized gain (loss) on investments	(73,475)	(20,327)	(523,450)	36,210	30,336	357,420	(25,452)	8,388	(137,561)	(19,457)
Realized gain distribution received	—	—	—	—	710,811	695,536	—	—	742,131	204,297
Change in unrealized appreciation (depreciation) on investments	(349,871)	(103,150)	(3,073,091)	163,395	(2,096,751)	(438,081)	(70,259)	(12,707)	(1,901,032)	551,150

Net increase (decrease) in net assets resulting from operations	(407,522)	(114,742)	(2,637,323)	1,203,310	(1,396,405)	551,911	(81,546)	5,586	(1,163,415)	708,607

Contributions and (Withdrawals):
Payments received from policyowners	32,046	25,508	147,650	360,244	32,734	12,628	1,920	2,040	15,338	42,770
Policyowners’ surrenders	(265,678)	(146,927)	(1,828,337)	(1,226,892)	(186,984)	(107,493)	(247,753)	(221,112)	(564,615)	(170,283)
Policyowners’ annuity and death benefits	(92,125)	(104,101)	(903,930)	(1,303,058)	(78,474)	(496,844)	(61,015)	(14,945)	(139,700)	(40,738)
Net transfers from (to) Fixed Account	(108,032)	(136,787)	(817,325)	(400,944)	(24,416)	(35,860)	(13,979)	(6,359)	(357,393)	18,826
Transfers between Investment Divisions	(47,993)	(535,478)	(418,131)	582,948	7,311	(2,730)	(11,678)	24,076	922	(342,614)

Net contributions and (withdrawals)	(481,782)	(897,785)	(3,820,073)	(1,987,702)	(249,829)	(630,299)	(332,505)	(216,300)	(1,045,448)	(492,039)

Increase (decrease) in net assets	(889,304)	(1,012,527)	(6,457,396)	(784,392)	(1,646,234)	(78,388)	(414,051)	(210,714)	(2,208,863)	216,568
NET ASSETS:
Beginning of period	3,497,081	4,509,608	29,073,098	29,857,490	5,142,529	5,220,917	999,046	1,209,760	7,940,095	7,723,527

End of period	$2,607,777	$3,497,081	$22,615,702	$29,073,098	$3,496,295	$5,142,529	$584,995	$999,046	$5,731,232	$7,940,095

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Natural Resources— Initial Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP S&P 500 Index— Initial Class		MainStay VP Small Cap Growth— Initial Class		MainStay VP Small Cap Growth— Service Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(4,758)	$(1,514)	$24,023	$(7,290)	$43,578	$(55,822)	$(37,006)	$(50,962)	$(8,647)	$(15,488)
Net realized gain (loss) on investments	242,994	48,424	11,991	20,623	5,227,864	4,319,667	55,114	198,332	(17,636)	135,273
Realized gain distribution received	—	—	—	—	1,485,686	574,661	673,004	487,776	164,588	168,183
Change in unrealized appreciation (depreciation) on investments	483,783	496,989	(122,677)	12,465	(18,037,819)	8,431,516	(1,705,059)	(305,870)	(376,447)	(173,735)

Net increase (decrease) in net assets resulting from operations	722,019	543,899	(86,663)	25,798	(11,280,691)	13,270,022	(1,013,947)	329,276	(238,142)	114,233

Contributions and (Withdrawals):
Payments received from policyowners	89,392	58,278	36,826	5,824	90,578	733,466	30,028	19,083	11,339	104,041
Policyowners’ surrenders	(273,368)	(27,362)	(33,683)	(69,818)	(3,242,961)	(3,049,451)	(141,071)	(300,391)	(3,805)	(10,062)
Policyowners’ annuity and death benefits	(59,572)	(33,065)	(40,883)	(29,206)	(2,162,456)	(1,812,385)	(23,652)	(27,750)	(17,127)	(343,395)
Net transfers from (to) Fixed Account	(34,601)	16,134	(81,251)	3,666	(462,542)	(600,955)	(33,664)	(35,766)	42	(266)
Transfers between Investment Divisions	787,022	28,077	10,352	(6,111)	(183,960)	(49,629)	18,601	(16,060)	(35,631)	(140,436)

Net contributions and (withdrawals)	508,873	42,062	(108,639)	(95,645)	(5,961,341)	(4,778,954)	(149,758)	(360,884)	(45,182)	(390,118)

Increase (decrease) in net assets	1,230,892	585,961	(195,302)	(69,847)	(17,242,032)	8,491,068	(1,163,705)	(31,608)	(283,324)	(275,885)
NET ASSETS:
Beginning of period	2,078,770	1,492,809	729,664	799,511	60,271,596	51,780,528	3,720,602	3,752,210	876,114	1,151,999

End of period	$3,309,662	$2,078,770	$534,362	$729,664	$43,029,564	$60,271,596	$2,556,897	$3,720,602	$592,790	$876,114

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class		MainStay VP Wellington Mid Cap— Initial Class		MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,633	$(39,950)	$(418,807)	$(420,028)	$(67,045)	$(46,410)	$(5,305)	$(30,642)	$(129,663)	$(99,106)
Net realized gain (loss) on investments	4	11	(76,338)	1,688,972	(140,079)	42,720	(18,883)	89,447	567,315	1,639,047
Realized gain distribution received	—	—	9,254,765	6,236,281	1,935,687	119,075	676,009	—	3,608,948	1,056,105
Change in unrealized appreciation (depreciation) on investments	(4)	(11)	(23,373,206)	(457,009)	(3,082,013)	971,904	(1,335,705)	450,088	(9,141,018)	2,737,286

Net increase (decrease) in net assetsresulting from operations	2,633	(39,950)	(14,613,586)	7,048,216	(1,353,450)	1,087,289	(683,884)	508,893	(5,094,418)	5,333,332

Contributions and (Withdrawals):
Payments received from policyowners	1,311,660	250,616	130,258	551,605	51,317	14,083	4,877	4,892	36,601	65,219
Policyowners’ surrenders	(929,021)	(411,927)	(1,234,719)	(2,076,459)	(263,986)	(253,333)	(80,261)	(262,348)	(881,224)	(1,484,944)
Policyowners’ annuity and death benefits	(71,482)	(53,617)	(915,679)	(797,107)	(182,477)	(310,928)	(81,344)	(132,271)	(452,623)	(792,957)
Net transfers from (to) Fixed Account	(102,139)	35,481	(639,110)	(518,504)	(27,799)	(63,917)	(9,017)	(58,725)	(244,205)	(229,546)
Transfers between Investment Divisions	875,807	465,445	(12,224)	(327,399)	(48,850)	(141,464)	47,772	(12,050)	(20,858)	(236,909)

Net contributions and (withdrawals)	1,084,825	285,998	(2,671,474)	(3,167,864)	(471,795)	(755,559)	(117,973)	(460,502)	(1,562,309)	(2,679,137)

Increase (decrease) in net assets	1,087,458	246,048	(17,285,060)	3,880,352	(1,825,245)	331,730	(801,857)	48,391	(6,656,727)	2,654,195
NET ASSETS:
Beginning of period	3,171,663	2,925,615	44,177,986	40,297,634	6,444,380	6,112,650	3,198,814	3,150,423	23,961,179	21,306,984

End of period	$4,259,121	$3,171,663	$26,892,926	$44,177,986	$4,619,135	$6,444,380	$2,396,957	$3,198,814	$17,304,452	$23,961,179

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Winslow Large Cap Growth— Initial Class		AB VPS Growth and Income Portfolio— Class B	American Funds IS Asset Allocation Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4
	2022	2021	2022 (a)	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(75,312)	$(98,118)	$(150)	$439	$1,070	$(517)	$(705)	$(6,341)	$(7,522)
Net realized gain (loss) on investments	157,707	545,192	(68)	(11,858)	34,743	429	3,523	(4,658)	12,243
Realized gain distribution received	1,322,106	552,109	1,034	99,128	38,684	13,235	1,318	78,920	78,405
Change in unrealized appreciation (depreciation) on investments	(3,905,931)	526,858	315	(256,241)	54,087	(28,909)	(1,860)	(279,781)	24,770

Net increase (decrease) in net assetsresulting from operations	(2,501,430)	1,526,041	1,131	(168,532)	128,584	(15,762)	2,276	(211,860)	107,896

Contributions and (Withdrawals):
Payments received from policyowners	86,783	141,288	—	9,053	6,690	156	638	7,317	33,985
Policyowners’ surrenders	(268,113)	(152,741)	—	(68,656)	(148,245)	(3,406)	(10,413)	(5,225)	(4,721)
Policyowners’ annuity and death benefits	(88,382)	(738,062)	—	—	—	—	—	—	—
Net transfers from (to) Fixed Account	(20,076)	(37,361)	(1)	(31,104)	9,355	3,221	9,935	(646)	(4,420)
Transfers between Investment Divisions	(124,900)	(58,204)	45,903	(330,464)	352,698	3,211	(1,055)	(11,618)	62,114

Net contributions and (withdrawals)	(414,688)	(845,080)	45,902	(421,171)	220,498	3,182	(895)	(10,172)	86,958

Increase (decrease) in net assets	(2,916,118)	680,961	47,033	(589,703)	349,082	(12,580)	1,381	(222,032)	194,854
NET ASSETS:
Beginning of period	7,845,118	7,164,157	—	1,136,922	787,840	51,506	50,125	679,627	484,773

End of period	$4,929,000	$7,845,118	$47,033	$547,219	$1,136,922	$38,926	$51,506	$457,595	$679,627

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	American Funds IS New World Fund®— Class 4		American Funds IS Washington Mutual Investors FundSM— Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(316)	$(1,649)	$2,390	$(366)	$(13,122)	$(5,474)	$15,894	$13,142	$(38,160)	$(62,355)
Net realized gain (loss) on investments	1,280	29,426	6	17,018	(11,335)	15,801	(5,364)	960	(123,430)	310,231
Realized gain distribution received	15,761	8,136	72,472	—	15,943	199,985	—	1,330	301,564	624,825
Change in unrealized appreciation (depreciation) on investments	(62,696)	(26,023)	(101,567)	49,671	(195,905)	(152,946)	(66,512)	703	(2,254,023)	(361,261)

Net increase (decrease) in net assets resulting from operations	(45,971)	9,890	(26,699)	66,323	(204,419)	57,366	(55,982)	16,135	(2,114,049)	511,440

Contributions and (Withdrawals):
Payments received from policyowners	16,909	375	42,052	243	23,088	28,460	4,520	—	22,174	143,098
Policyowners’ surrenders	(20,331)	(57,624)	(58,409)	(77,068)	(119,271)	(49,787)	(26,412)	(2,115)	(254,551)	(99,595)
Policyowners’ annuity and death benefits	(7,730)	(1,395)	—	(1,270)	(73)	—	(7,976)	—	(21,986)	(354,878)
Net transfers from (to) Fixed Account	689	(1,356)	(5,772)	—	5,505	(13,877)	2,256	11,175	38,114	(35,643)
Transfers between Investment Divisions	17,855	(12,817)	159,706	1,182	(2,440)	41,668	(535)	35,467	(98,488)	(240,666)

Net contributions and (withdrawals)	7,392	(72,817)	137,577	(76,913)	(93,191)	6,464	(28,147)	44,527	(314,737)	(587,684)

Increase (decrease) in net assets	(38,579)	(62,927)	110,878	(10,590)	(297,610)	63,830	(84,129)	60,662	(2,428,786)	(76,244)
NET ASSETS:
Beginning of period	199,504	262,431	277,940	288,530	1,201,273	1,137,443	470,412	409,750	4,575,217	4,651,461

End of period	$160,925	$199,504	$388,818	$277,940	$903,663	$1,201,273	$386,283	$470,412	$2,146,431	$4,575,217

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2
	2022 (a)	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(115)	$(174)	$(636)	$6,128	$(247)	$2,376	$2,812	$(5,854)	$(5,251)
Net realized gain (loss) on investments	(9)	1,459	14,409	121	(4)	(7,232)	1,346	(34,402)	6,376
Realized gain distribution received	—	1,693	1,411	—	—	—	—	288,988	—
Change in unrealized appreciation (depreciation) on investments	(2,430)	(7,496)	(3,048)	(2,645)	5,003	(12,412)	(8,422)	(329,422)	132,471

Net increase (decrease) in net assets resulting from operations	(2,554)	(4,518)	12,136	3,604	4,752	(17,268)	(4,264)	(80,690)	133,596

Contributions and (Withdrawals):
Payments received from policyowners	—	16,698	120	750	749	16,602	195	904	1,593
Policyowners’ surrenders	—	(10,225)	(46,215)	—	—	(19,159)	(47,114)	(10,167)	(49,455)
Policyowners’ annuity and death benefits	—	—	—	(94)	(64)	—	(1,033)	(29,112)	(4,732)
Net transfers from (to) Fixed Account	—	(868)	1,000	—	—	(3,826)	16	5,576	(11,986)
Transfers between Investment Divisions	27,248	(555)	(5,066)	(209)	—	3,097	1,081	35,358	188,353

Net contributions and (withdrawals)	27,248	5,050	(50,161)	447	685	(3,286)	(46,855)	2,559	123,773

Increase (decrease) in net assets	24,694	532	(38,025)	4,051	5,437	(20,554)	(51,119)	(78,131)	257,369
NET ASSETS:
Beginning of period	—	33,799	71,824	20,887	15,450	97,344	148,463	775,404	518,035

End of period	$24,694	$34,331	$33,799	$24,938	$20,887	$76,790	$97,344	$697,273	$775,404

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Delaware VIP® Small Cap Value Series— Service Class		DWS Alternative Asset Allocation VIP— Class B		Fidelity® VIP Bond Index Portfolio— Service Class 2		Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Service Class 2
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,474)	$(1,342)	$7,343	$1,407	$(1)	$(651)	$(183,936)	$(337,880)	$272	$1,016
Net realized gain (loss) on investments	13,915	10,151	2,291	16,786	(4,504)	(1,245)	470,814	1,501,803	(48)	2,515
Realized gain distribution received	10,756	—	134	—	—	—	1,085,588	3,413,132	—	13,555
Change in unrealized appreciation (depreciation) on investments	(52,382)	42,466	(23,118)	4,644	(11,691)	(2,551)	(9,297,805)	1,743,914	(27,940)	(24,037)

Net increase (decrease) in net assets resulting from operations	(29,185)	51,275	(13,350)	22,837	(16,196)	(4,447)	(7,925,339)	6,320,969	(27,716)	(6,951)

Contributions and (Withdrawals):
Payments received from policyowners	4,486	9,275	43,207	401	1,079	1,135	295,375	119,344	424	9,379
Policyowners’ surrenders	(497)	(1,318)	(42,185)	(99,936)	(15,523)	(6,470)	(1,057,562)	(1,177,627)	(517)	(385)
Policyowners’ annuity and death benefits	—	—	(143)	(2,449)	—	(1,387)	(542,656)	(779,864)	—	—
Net transfers from (to) Fixed Account	1,074	(2,100)	(14,474)	(1,968)	(5,812)	41	(196,224)	(200,436)	—	(7,271)
Transfers between Investment Divisions	(11,353)	44,065	1,893	(24,738)	(1,869)	(6,475)	201,170	(355,868)	4,317	34,108

Net contributions and (withdrawals)	(6,290)	49,922	(11,702)	(128,690)	(22,125)	(13,156)	(1,299,897)	(2,394,451)	4,224	35,831

Increase (decrease) in net assets	(35,475)	101,197	(25,052)	(105,853)	(38,321)	(17,603)	(9,225,236)	3,926,518	(23,492)	28,880
NET ASSETS:
Beginning of period	225,596	124,399	150,750	256,603	118,384	135,987	29,473,972	25,547,454	129,522	100,642

End of period	$190,121	$225,596	$125,698	$150,750	$80,063	$118,384	$20,248,736	$29,473,972	$106,030	$129,522

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP FundsManager® 60% Portfolio— Service Class		Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$26,223	$37,913	$227	$(207)	$(26,008)	$(37,364)	$(7,133)	$(7,104)	$821	$1,065
Net realized gain (loss) on investments	65,150	89,656	(7,182)	271	43,580	149,258	(6,953)	7,571	40	6,601
Realized gain distribution received	179,908	712,893	19,964	1,042	411,235	247,856	35,275	34,769	—	197
Change in unrealized appreciation (depreciation) on investments	(735,846)	486,466	(27,420)	9,784	(1,518,243)	(103,739)	(107,112)	14,931	(15,580)	(6,148)

Net increase (decrease) in net assets resulting from operations	(464,565)	1,326,928	(14,411)	10,890	(1,089,436)	256,011	(85,923)	50,167	(14,719)	1,715

Contributions and (Withdrawals):
Payments received from policyowners	105,843	127,864	661	478	14,502	52,894	4,995	10,251	—	26,399
Policyowners’ surrenders	(989,844)	(367,325)	—	—	(261,856)	(130,507)	(108,881)	(10,597)	—	—
Policyowners’ annuity and death benefits	(189,548)	(97,554)	(64,859)	—	(56,125)	—	—	—	—	—
Net transfers from (to) Fixed Account	(153,785)	(148,481)	—	—	(39,160)	36,170	45,035	8,172	—	(22,997)
Transfers between Investment Divisions	103,467	(49,802)	(4,198)	69,124	35,391	188,688	25,976	89,442	17,611	33,012

Net contributions and (withdrawals)	(1,123,867)	(535,298)	(68,396)	69,602	(307,248)	147,245	(32,875)	97,268	17,611	36,414

Increase (decrease) in net assets	(1,588,432)	791,630	(82,807)	80,492	(1,396,684)	403,256	(118,798)	147,435	2,892	38,129
NET ASSETS:
Beginning of period	6,804,691	6,013,061	131,703	51,211	2,887,439	2,484,183	638,405	490,970	80,167	42,038

End of period	$5,216,259	$6,804,691	$48,896	$131,703	$1,490,755	$2,887,439	$519,607	$638,405	$83,059	$80,167

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2		Franklin Templeton Aggressive Model Portfolio— Class II		Franklin Templeton Conservative Model Portfolio— Class II		Franklin Templeton Moderate Model Portfolio— Class II
	2022 (a)	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$74	$(31,533)	$(32,790)	$2,018	$503	$436	$223	$12,468	$4,497
Net realized gain (loss) on investments	(2)	(8,035)	101,109	(1,747)	348	(242)	991	(2,231)	1,498
Realized gain distribution received	—	206,900	556,073	7,021	8,128	68	1,192	9,018	36,108
Change in unrealized appreciation (depreciation) on investments	(181)	(741,246)	102,233	(53,759)	16,391	(5,812)	(956)	(211,727)	71,292

Net increase (decrease) in net assets resulting from operations	(109)	(573,914)	726,625	(46,467)	25,370	(5,550)	1,450	(192,472)	113,395

Contributions and (Withdrawals):
Payments received from policyowners	—	7,215	29,139	3,017	—	—	—	137	1,401
Policyowners’ surrenders	(535)	(182,089)	(180,808)	—	(655)	(523)	—	—	(6,063)
Policyowners’ annuity and death benefits	—	(39,282)	(68,558)	—	—	—	—	—	—
Net transfers from (to) Fixed Account	—	(27,364)	(23,922)	(9,632)	5,000	—	(20,136)	—	(1,443)
Transfers between Investment Divisions	5,543	5,603	(78,058)	64,241	164,351	7,978	55,787	4,768	143,032

Net contributions and (withdrawals)	5,008	(235,917)	(322,207)	57,626	168,696	7,455	35,651	4,905	136,927

Increase (decrease) in net assets	4,899	(809,831)	404,418	11,159	194,066	1,905	37,101	(187,567)	250,322
NET ASSETS:
Beginning of period	—	3,564,468	3,160,050	194,066	—	37,101	—	1,173,460	923,138

End of period	$4,899	$2,754,637	$3,564,468	$205,225	$194,066	$39,006	$37,101	$985,893	$1,173,460

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Franklin Templeton Moderately Aggressive Model Portfolio— Class II		Franklin Templeton Moderately Conservative Model Portfolio— Class II		Invesco V.I. EQV International Equity Fund— Series II Shares		Invesco V.I. Main Street Small Cap Fund®— Series II Shares		Janus Henderson Enterprise Portfolio— Service Shares
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$983	$263	$1,805	$1,189	$296	$(713)	$(244)	$(186)	$(4,944)	$(4,868)
Net realized gain (loss) on investments	127	150	3,427	1,639	(3,406)	8,059	(2,806)	766	(7,967)	7,876
Realized gain distribution received	1,521	2,188	510	7,552	25,543	19,054	2,394	1,512	73,469	40,970
Change in unrealized appreciation (depreciation) on investments	(15,296)	4,521	(34,926)	4,246	(74,936)	(14,272)	(4,408)	(437)	(144,427)	19,859

Net increase (decrease) in net assets resulting from operations	(12,665)	7,122	(29,184)	14,626	(52,503)	12,128	(5,064)	1,655	(83,869)	63,837

Contributions and (Withdrawals):
Payments received from policyowners	538	—	4,800	1,200	378	388	—	—	242	90
Policyowners’ surrenders	—	—	(93,156)	—	(8,081)	(264)	(176)	(616)	(3,909)	(1,603)
Policyowners’ annuity and death benefits	—	—	—	—	(11,818)	(175)	—	—	—	—
Net transfers from (to) Fixed Account	—	—	—	—	(247)	(36,243)	(8,721)	7,781	(42,343)	(3,957)
Transfers between Investment Divisions	32,412	5,654	70,599	48,079	12,717	(8,119)	8,735	15,399	8,202	5,074

Net contributions and (withdrawals)	32,950	5,654	(17,757)	49,279	(7,051)	(44,413)	(162)	22,564	(37,808)	(396)

Increase (decrease) in net assets	20,285	12,776	(46,941)	63,905	(59,554)	(32,285)	(5,226)	24,219	(121,677)	63,441
NET ASSETS:
Beginning of period	65,020	52,244	216,671	152,766	279,905	312,190	24,219	—	489,206	425,765

End of period	$85,305	$65,020	$169,730	$216,671	$220,351	$279,905	$18,993	$24,219	$367,529	$489,206

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Janus Henderson Global Research Portfolio— Institutional Shares		MFS® International Intrinsic Value Portfolio— Service Class		MFS® Investors Trust Series— Initial Class		MFS® Mid Cap Value Portfolio— Service Class		MFS® Research Series— Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(22,071)	$(78,910)	$(1,242)	$(2,620)	$(4,851)	$(6,842)	$(1,132)	$(782)	$(6,999)	$(7,740)
Net realized gain (loss) on investments	459,692	640,682	712	19,082	31,708	94,361	7,581	4,201	21,209	32,058
Realized gain distribution received	933,888	460,172	7,426	5,238	95,778	27,327	20,610	1,278	107,947	54,796
Change in unrealized appreciation (depreciation) on investments	(3,464,687)	486,620	(55,421)	(1,917)	(278,905)	96,948	(54,283)	29,207	(306,785)	127,214

Net increase (decrease) in net assets resulting from operations	(2,093,178)	1,508,564	(48,525)	19,783	(156,270)	211,794	(27,224)	33,904	(184,628)	206,328

Contributions and (Withdrawals):
Payments received from policyowners	127,679	413,906	16,560	119	22,291	6,108	4,550	1,300	17,805	1,395
Policyowners’ surrenders	(331,891)	(643,263)	(17,780)	(46,657)	(34,474)	(83,896)	(12,771)	(105)	(49,567)	(71,451)
Policyowners’ annuity and death benefits	(243,466)	(173,071)	—	(1,108)	(12,312)	(5,856)	—	—	(15,073)	(1,200)
Net transfers from (to) Fixed Account	(56,731)	(147,743)	(846)	(3,564)	(65,636)	(65,537)	—	3,118	(25,797)	(6,823)
Transfers between Investment Divisions	36,221	(44,624)	5,229	389	23,524	(123,484)	(32,395)	181,344	(2,368)	(12,378)

Net contributions and (withdrawals)	(468,188)	(594,795)	3,163	(50,821)	(66,607)	(272,665)	(40,616)	185,657	(75,000)	(90,457)

Increase (decrease) in net assets	(2,561,366)	913,769	(45,362)	(31,038)	(222,877)	(60,871)	(67,840)	219,561	(259,628)	115,871
NET ASSETS:
Beginning of period	10,412,087	9,498,318	197,249	228,287	922,378	983,249	275,677	56,116	1,043,599	927,728

End of period	$7,850,721	$10,412,087	$151,887	$197,249	$699,501	$922,378	$207,837	$275,677	$783,971	$1,043,599

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Income Portfolio— Advisor Class		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(936)	$1,791	$(15,550)	$(23,630)	$1,137	$576	$108	$1,065	$259	$(859)
Net realized gain (loss) on investments	(11,624)	(1,168)	(1,137)	239,573	(42)	12	(21,920)	(1,378)	(488)	1,695
Realized gain distribution received	67,029	—	234,131	225,570	3	—	160	4,664	—	—
Change in unrealized appreciation (depreciation) on investments	(158,086)	95,443	(678,119)	(229,612)	(4,806)	(381)	(26,524)	(20,847)	(5,621)	(2,978)

Net increase (decrease) in net assets resulting from operations	(103,617)	96,066	(460,675)	211,901	(3,708)	207	(48,176)	(16,496)	(5,850)	(2,142)

Contributions and (Withdrawals):
Payments received from policyowners	121	9,919	17,988	118,209	105	89	1,276	1,449	—	25
Policyowners’ surrenders	(5,187)	(1,815)	(178,658)	(24,590)	—	—	(79,817)	(97,724)	(4,167)	(27,957)
Policyowners’ annuity and death benefits	—	—	(7,502)	(364,786)	—	—	(40,225)	(164)	(56)	(59)
Net transfers from (to) Fixed Account	—	(8,789)	(2,852)	(9,415)	—	—	(13,649)	(4,718)	—	16
Transfers between Investment Divisions	(18,937)	63,989	25,845	(54,614)	47,341	13,915	(46,107)	42,815	17,709	8,547

Net contributions and (withdrawals)	(24,003)	63,304	(145,179)	(335,196)	47,446	14,004	(178,522)	(58,342)	13,486	(19,428)

Increase (decrease) in net assets	(127,620)	159,370	(605,854)	(123,295)	43,738	14,211	(226,698)	(74,838)	7,636	(21,570)
NET ASSETS:
Beginning of period	378,190	218,820	1,583,034	1,706,329	44,499	30,288	485,022	559,860	81,716	103,286

End of period	$250,570	$378,190	$977,180	$1,583,034	$88,237	$44,499	$258,324	$485,022	$89,352	$81,716

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	PIMCO VIT Total Return Portfolio— Advisor Class
	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,649	$3,688
Net realized gain (loss) on investments	(29,500)	7,784
Realized gain distribution received	—	40,946
Change in unrealized appreciation (depreciation) on investments	(78,259)	(75,028)

Net increase (decrease) in net assets resulting from operations	(101,110)	(22,610)

Contributions and (Withdrawals):
Payments received from policyowners	24,606	1,782
Policyowners’ surrenders	(38,516)	(155,474)
Policyowners’ annuity and death benefits	(39,815)	(1,567)
Net transfers from (to) Fixed Account	(27,756)	139
Transfers between Investment Divisions	(122,962)	25,122

Net contributions and (withdrawals)	(204,443)	(129,998)

Increase (decrease) in net assets	(305,553)	(152,608)
NET ASSETS:
Beginning of period	792,991	945,599

End of period	$487,438	$792,991

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities

As of December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class
ASSETS:
Investment at net asset value	$7,005,957	$4,685,705	$5,068,879	$2,459,872	$101,615	$6,487,913	$25,433,554	$3,783,907
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(30)	264	—	130	—	69	(585)	—
Net receivable from (payable to) the Fund for shares sold or purchased	280	(97)	181	(42)	3	163	1,494	135
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	231	154	167	81	3	214	839	125
Administrative charges	19	13	14	7	—	18	70	10

Total net assets	$7,005,957	$4,685,705	$5,068,879	$2,459,872	$101,615	$6,487,913	$25,433,554	$3,783,907

Total shares outstanding	633,026	374,719	419,741	372,437	14,887	681,289	1,509,831	406,977

Net asset value per share (NAV)	$11.07	$12.50	$12.08	$6.60	$6.83	$9.52	$16.85	$9.30

Total units outstanding	309,020	204,849	222,602	315,092	15,207	375,996	785,965	177,228

Variable accumulation unit value	$22.67	$22.88	$22.77	$7.81	$6.68	$17.25	$32.36	$21.28

Identified cost of investment	$7,535,037	$5,324,292	$6,078,534	$3,203,855	$99,183	$7,491,253	$22,580,671	$4,351,407

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
ASSETS:
Investment at net asset value	$12,938,717	$3,873,948	$8,291,775	$27,871,017	$541,345	$31,605,820	$12,925,556	$3,469,287
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(52,299)	1,670	745	(23,170)	25	(1,291)	(19,487)	(6,414)
Net receivable from (payable to) the Fund for shares sold or purchased	52,766	(1,532)	(449)	24,167	(6)	2,421	19,948	6,539
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	431	127	273	920	18	1,043	426	115
Administrative charges	36	11	23	77	1	87	35	10

Total net assets	$12,938,717	$3,873,948	$8,291,775	$27,871,017	$541,345	$31,605,820	$12,925,556	$3,469,287

Total shares outstanding	984,464	464,352	883,919	2,036,715	67,545	2,440,246	927,874	367,186

Net asset value per share (NAV)	$13.14	$8.34	$9.38	$13.68	$8.01	$12.95	$13.93	$9.45

Total units outstanding	617,986	277,423	392,694	596,754	71,758	1,529,377	224,234	169,253

Variable accumulation unit value	$20.94	$13.98	$21.11	$46.71	$7.54	$20.67	$57.64	$20.50

Identified cost of investment	$11,401,455	$4,094,442	$9,614,343	$32,955,197	$572,489	$29,999,813	$12,973,652	$4,009,073

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP Small Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$28,019,478	$4,702,082	$1,732,465	$10,878,497	$4,978,738	$1,122,360	$75,387,947	$5,462,081
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(73,442)	89	—	1,620	2,430	—	(124,563)	50
Net receivable from (payable to) the Fund for shares sold or purchased	74,442	80	62	(1,231)	(2,252)	40	127,259	145
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	923	156	57	359	164	37	2,489	180
Administrative charges	77	13	5	30	14	3	207	15

Total net assets	$28,019,478	$4,702,082	$1,732,465	$10,878,497	$4,978,738	$1,122,360	$75,387,947	$5,462,081

Total shares outstanding	3,251,312	457,001	190,787	1,192,608	414,801	136,870	1,081,691	583,082

Net asset value per share (NAV)	$8.62	$10.29	$9.08	$9.12	$12.00	$8.20	$69.69	$9.37

Total units outstanding	584,609	146,815	149,109	569,825	440,310	114,357	767,523	268,683

Variable accumulation unit value	$47.93	$32.03	$11.62	$19.09	$11.31	$9.81	$98.23	$20.33

Identified cost of investment	$31,602,083	$6,415,587	$1,892,370	$12,685,906	$3,138,574	$1,243,003	$42,510,385	$6,905,396

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Small Cap Growth— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Growth and Income Portfolio— Class B
ASSETS:
Investment at net asset value	$789,822	$6,975,845	$46,984,643	$7,707,219	$3,395,134	$29,496,020	$9,755,338	$14,203
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	8,871	(15,301)	(8,209)	219	(4,959)	(4,396)	—
Net receivable from (payable to) the Fund for shares sold or purchased	28	(8,623)	16,979	8,484	(98)	6,012	4,745	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	26	229	1,549	254	112	972	322	—
Administrative charges	2	19	129	21	9	81	27	—

Total net assets	$789,822	$6,975,845	$46,984,643	$7,707,219	$3,395,134	$29,496,020	$9,755,338	$14,203

Total shares outstanding	88,906	6,975,147	2,664,178	1,038,583	441,649	1,383,607	514,693	501

Net asset value per share (NAV)	$8.88	$1.00	$17.64	$7.42	$7.69	$21.32	$18.95	$28.36

Total units outstanding	43,656	5,460,704	871,547	198,819	337,415	359,143	193,797	1,419

Variable accumulation unit value	$18.09	$1.28	$53.92	$38.77	$10.06	$82.14	$50.34	$10.01

Identified cost of investment	$1,176,995	$6,975,845	$68,494,274	$10,984,831	$4,362,657	$33,904,317	$12,615,828	$15,175

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$2,224,375	$197,455	$783,699	$690,901	$1,086,756	$1,807,084	$1,023,399	$4,041,959
Dividends due and accrued	—	—	—	—	—	—	5,252	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(6,757)	—	230	996	(22,299)
Net receivable from (payable to) the Fund for shares sold or purchased	79	8	28	6,782	39	(165)	(6,211)	22,444
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	73	7	26	23	36	60	34	134
Administrative charges	6	1	2	2	3	5	3	11

Total net assets	$2,224,375	$197,455	$783,699	$690,901	$1,086,756	$1,807,084	$1,023,399	$4,041,959

Total shares outstanding	102,317	12,922	10,642	31,635	88,068	152,240	157,852	230,049

Net asset value per share (NAV)	$21.74	$15.28	$73.64	$21.84	$12.34	$11.87	$6.45	$17.57

Total units outstanding	183,414	16,196	48,902	57,585	78,612	132,616	88,429	128,819

Variable accumulation unit value	$12.13	$12.19	$16.03	$12.00	$13.82	$13.63	$11.58	$31.37

Identified cost of investment	$2,466,435	$301,410	$1,026,823	$796,482	$1,155,585	$2,192,505	$1,141,920	$6,059,414

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$5,921	$117,831	$41,689	$197,843	$1,332,747	$241,555	$385,376	$217,372
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(7,366)	—	—	—	(10,866)
Net receivable from (payable to) the Fund for shares sold or purchased	—	4	1	7,374	48	9	14	10,875
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	4	1	7	44	8	13	8
Administrative charges	—	—	—	1	4	1	1	1

Total net assets	$5,921	$117,831	$41,689	$197,843	$1,332,747	$241,555	$385,376	$217,372

Total shares outstanding	144	2,358	8,321	26,309	117,423	6,560	29,690	23,199

Net asset value per share (NAV)	$41.00	$49.97	$5.01	$7.52	$11.35	$36.82	$12.98	$9.37

Total units outstanding	646	7,247	3,710	20,381	44,367	20,347	34,248	26,368

Variable accumulation unit value	$9.17	$16.26	$11.24	$9.71	$30.04	$11.87	$11.25	$8.24

Identified cost of investment	$5,825	$120,458	$45,082	$238,357	$1,678,352	$259,699	$384,740	$260,439

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$38,905,312	$187,541	$12,161,036	$143,542	$3,459,732	$924,223	$52,511	$584
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(396)	—	—	—	(4,385)	(7,823)	—	584
Net receivable from (payable to) the Fund for shares sold or purchased	1,785	7	434	5	4,509	7,857	2	(584)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,282	6	401	5	114	31	2	—
Administrative charges	107	1	33	—	10	3	—	—

Total net assets	$38,905,312	$187,541	$12,161,036	$143,542	$3,459,732	$924,223	$52,511	$584

Total shares outstanding	1,027,067	19,020	516,173	16,518	86,688	28,307	5,610	56

Net asset value per share (NAV)	$37.88	$9.86	$23.56	$8.69	$39.91	$32.65	$9.36	$10.47

Total units outstanding	505,700	18,234	247,914	12,609	131,773	66,904	5,148	61

Variable accumulation unit value	$76.94	$10.29	$49.06	$11.38	$26.26	$13.81	$10.20	$9.54

Identified cost of investment	$37,129,992	$270,321	$11,555,677	$177,094	$5,152,464	$1,039,799	$61,727	$584

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares
ASSETS:
Investment at net asset value	$5,737,003	$433,431	$705,367	$1,277,658	$840,067	$1,085,706	$338,060	$238,866
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	239	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(34)	15	25	46	30	39	12	9
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	189	14	23	42	28	36	11	8
Administrative charges	16	1	2	4	2	3	1	1

Total net assets	$5,737,003	$433,431	$705,367	$1,277,658	$840,067	$1,085,706	$338,060	$238,866

Total shares outstanding	183,878	37,887	76,921	123,565	77,497	108,679	11,895	10,588

Net asset value per share (NAV)	$31.20	$11.44	$9.17	$10.34	$10.84	$9.99	$28.42	$22.56

Total units outstanding	120,604	34,752	72,876	116,830	72,790	103,095	30,662	15,579

Variable accumulation unit value	$47.57	$12.47	$9.68	$10.94	$11.54	$10.53	$11.03	$15.33

Identified cost of investment	$6,052,823	$476,096	$764,181	$1,469,401	$960,802	$1,226,646	$426,316	$294,606

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research International Portfolio— Service Class	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II
ASSETS:
Investment at net asset value	$795,968	$15,320,385	$474,157	$1,745,586	$500,184	$4,020	$1,091,510	$428,423
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,169	(1,350)	—	—	—	—	—	(5,345)
Net receivable from (payable to) the Fund for shares sold or purchased	(1,141)	1,898	17	63	18	—	39	5,360
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	26	506	16	58	17	—	36	14
Administrative charges	2	42	1	5	1	—	3	1

Total net assets	$795,968	$15,320,385	$474,157	$1,745,586	$500,184	$4,020	$1,091,510	$428,423

Total shares outstanding	12,679	306,285	17,726	54,093	55,208	271	39,348	33,237

Net asset value per share (NAV)	$62.78	$50.02	$26.75	$32.27	$9.06	$14.86	$27.74	$12.89

Total units outstanding	53,264	419,164	38,878	53,164	31,678	417	29,931	40,383

Variable accumulation unit value	$14.94	$36.55	$12.20	$32.79	$15.79	$9.65	$36.48	$10.61

Identified cost of investment	$928,114	$12,258,361	$534,055	$1,630,355	$520,296	$4,144	$1,135,927	$589,487

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$2,175,441	$464,899	$791,364	$217,399	$1,070,076
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(7,061)	—	(7,496)	—	584
Net receivable from (payable to) the Fund for shares sold or purchased	7,139	16	7,524	8	(546)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	72	15	26	7	35
Administrative charges	6	1	2	1	3

Total net assets	$2,175,441	$464,899	$791,364	$217,399	$1,070,076

Total shares outstanding	111,963	47,977	83,214	22,932	119,162

Net asset value per share (NAV)	$19.43	$9.69	$9.51	$9.48	$8.98

Total units outstanding	55,747	45,672	74,547	23,299	110,094

Variable accumulation unit value	$39.02	$10.18	$10.62	$9.33	$9.72

Identified cost of investment	$2,990,322	$496,549	$909,463	$223,028	$1,333,178

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations

For the year ended December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$129,132	$39,669	$108,717	$26,861	$1,241	$304,837	$547,285	$116,695
Mortality and expense risk charges	(94,730)	(58,286)	(68,717)	(34,555)	(1,018)	(89,143)	(314,282)	(48,507)
Administrative charges	(8,799)	(5,058)	(6,883)	(3,500)	(96)	(8,464)	(31,284)	(4,464)

Net investment income (loss)	25,603	(23,675)	33,117	(11,194)	127	207,230	201,719	63,724

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,480,703	714,007	822,509	214,902	45,939	1,276,192	2,690,280	235,178
Cost of investments sold	(1,438,325)	(692,235)	(907,510)	(238,889)	(50,987)	(1,258,509)	(2,199,492)	(214,108)

Net realized gain (loss) on investments	42,378	21,772	(85,001)	(23,987)	(5,048)	17,683	490,788	21,070
Realized gain distribution received	823,176	899,359	—	372,896	—	686,010	586,079	609,936
Change in unrealized appreciation (depreciation) on investments	(1,621,515)	(1,259,863)	(971,766)	(1,396,072)	(3,328)	(2,061,099)	(2,395,593)	(1,600,036)

Net gain (loss) on investments	(755,961)	(338,732)	(1,056,767)	(1,047,163)	(8,376)	(1,357,406)	(1,318,726)	(969,030)

Net increase (decrease) in net assets resulting from operations	$(730,358)	$(362,407)	$(1,023,650)	$(1,058,357)	$(8,249)	$(1,150,176)	$(1,117,007)	$(905,306)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$246,573	$174,185	$288,278	$827,552	$9,595	$380,864	$477,535	$70,439
Mortality and expense risk charges	(164,387)	(45,726)	(109,441)	(362,756)	(7,515)	(417,315)	(171,537)	(46,271)
Administrative charges	(14,779)	(4,129)	(9,986)	(36,992)	(658)	(42,289)	(15,590)	(5,230)

Net investment income (loss)	67,407	124,330	168,851	427,804	1,422	(78,740)	290,408	18,938

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,540,787	481,074	1,351,086	3,385,265	190,411	3,613,402	2,182,296	706,013
Cost of investments sold	(2,504,075)	(516,629)	(1,298,485)	(3,137,865)	(190,563)	(2,487,651)	(1,850,114)	(780,174)

Net realized gain (loss) on investments	36,712	(35,555)	52,601	247,400	(152)	1,125,751	332,182	(74,161)
Realized gain distribution received	678,137	—	1,198,468	2,792,191	—	2,436,615	1,553,748	—
Change in unrealized appreciation (depreciation) on investments	(262,979)	(193,155)	(3,099,396)	(8,612,629)	(72,521)	(10,635,610)	(4,412,384)	(478,206)

Net gain (loss) on investments	451,870	(228,710)	(1,848,327)	(5,573,038)	(72,673)	(7,073,244)	(2,526,454)	(552,367)

Net increase (decrease) in net assets resulting from operations	$519,277	$(104,380)	$(1,679,476)	$(5,145,234)	$(71,251)	$(7,151,984)	$(2,236,046)	$(533,429)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Strategic Bond— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP Small Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,612,148	$13,504	$62,845	$393,783	$53,318	$77,155	$1,192,938	$—
Mortality and expense risk charges	(368,707)	(62,874)	(23,289)	(139,096)	(56,319)	(16,359)	(1,013,123)	(73,764)
Administrative charges	(35,818)	(5,799)	(2,060)	(12,539)	(5,519)	(1,396)	(100,494)	(7,442)

Net investment income (loss)	1,207,623	(55,169)	37,496	242,148	(8,520)	59,400	79,321	(81,206)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,525,980	538,632	467,288	1,329,811	877,752	466,596	9,130,743	548,033
Cost of investments sold	(5,036,000)	(435,008)	(477,819)	(1,278,829)	(521,612)	(444,875)	(3,120,445)	(444,061)

Net realized gain (loss) on investments	(510,020)	103,624	(10,531)	50,982	356,140	21,721	6,010,298	103,972
Realized gain distribution received	—	949,049	—	1,338,223	—	—	2,592,923	1,464,243
Change in unrealized appreciation (depreciation) on investments	(3,867,788)	(2,865,609)	(217,447)	(3,625,962)	928,616	(275,384)	(27,908,851)	(3,681,132)

Net gain (loss) on investments	(4,377,808)	(1,812,936)	(227,978)	(2,236,757)	1,284,756	(253,663)	(19,305,630)	(2,112,917)

Net increase (decrease) in net assets resulting from operations	$(3,170,185)	$(1,868,105)	$(190,482)	$(1,994,609)	$1,276,236	$(194,263)	$(19,226,309)	$(2,194,123)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Small Cap Growth— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Growth and Income Portfolio— Class B (a)
INVESTMENT INCOME (LOSS):
Dividend income	$—	$86,898	$—	$—	$41,435	$212,362	$—	$90
Mortality and expense risk charges	(11,129)	(78,982)	(674,826)	(105,845)	(45,923)	(398,087)	(135,651)	(50)
Administrative charges	(985)	(8,649)	(74,473)	(9,459)	(4,318)	(39,923)	(13,011)	(4)

Net investment income (loss)	(12,114)	(733)	(749,299)	(115,304)	(8,806)	(225,648)	(148,662)	36

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	256,058	2,244,151	5,572,905	1,221,947	394,409	3,041,634	1,247,554	211
Cost of investments sold	(285,439)	(2,244,151)	(5,656,717)	(1,540,443)	(422,396)	(1,659,226)	(976,024)	(230)

Net realized gain (loss) on investments	(29,381)	—	(83,812)	(318,496)	(27,987)	1,382,408	271,530	(19)
Realized gain distribution received	216,019	—	16,143,137	3,225,357	954,566	6,141,809	2,631,331	1,333
Change in unrealized appreciation (depreciation) on investments	(518,044)	—	(41,099,753)	(5,148,558)	(1,919,803)	(15,956,934)	(7,616,628)	(972)

Net gain (loss) on investments	(331,406)	—	(25,040,428)	(2,241,697)	(993,224)	(8,432,717)	(4,713,767)	342

Net increase (decrease) in net assets resulting from operations	$(343,520)	$(733)	$(25,789,727)	$(2,357,001)	$(1,002,030)	$(8,658,365)	$(4,862,429)	$378

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$39,493	$—	$942	$8,171	$19,495	$—	$57,652	$—
Mortality and expense risk charges	(29,536)	(2,504)	(10,384)	(8,837)	(13,174)	(24,416)	(13,683)	(62,540)
Administrative charges	(2,507)	(213)	(890)	(746)	(1,117)	(2,145)	(1,153)	(5,573)

Net investment income (loss)	7,450	(2,717)	(10,332)	(1,412)	5,204	(26,561)	42,816	(68,113)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	400,245	37,023	99,065	84,429	212,074	345,328	199,195	823,685
Cost of investments sold	(391,546)	(39,950)	(88,502)	(89,390)	(192,083)	(373,845)	(216,632)	(930,662)

Net realized gain (loss) on investments	8,699	(2,927)	10,563	(4,961)	19,991	(28,517)	(17,437)	(106,977)
Realized gain distribution received	258,222	70,992	131,785	67,426	254,348	31,163	—	509,335
Change in unrealized appreciation (depreciation) on investments	(701,899)	(146,696)	(456,116)	(274,102)	(394,778)	(390,205)	(177,740)	(4,028,874)

Net gain (loss) on investments	(434,978)	(78,631)	(313,768)	(211,637)	(120,439)	(387,559)	(195,177)	(3,626,516)

Net increase (decrease) in net assets resulting from operations	$(427,528)	$(81,348)	$(324,100)	$(213,049)	$(115,235)	$(414,120)	$(152,361)	$(3,694,629)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares (a)	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$—	$999	$10,944	$8,346	$7,050	$1,225	$25,327	$3,521
Mortality and expense risk charges	(16)	(1,487)	(512)	(2,471)	(17,023)	(2,863)	(4,914)	(3,112)
Administrative charges	(1)	(124)	(43)	(214)	(1,484)	(239)	(417)	(265)

Net investment income (loss)	(17)	(612)	10,389	5,661	(11,457)	(1,877)	19,996	144

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	17	8,651	553	50,836	328,935	60,263	113,784	56,859
Cost of investments sold	(18)	(6,943)	(544)	(58,693)	(407,587)	(33,776)	(101,091)	(66,879)

Net realized gain (loss) on investments	(1)	1,708	9	(7,857)	(78,652)	26,487	12,693	(10,020)
Realized gain distribution received	—	5,909	—	—	553,660	16,332	369	—
Change in unrealized appreciation (depreciation) on investments	96	(26,419)	(4,465)	(38,836)	(621,247)	(75,925)	(70,907)	(33,015)

Net gain (loss) on investments	95	(18,802)	(4,456)	(46,693)	(146,239)	(33,106)	(57,845)	(43,035)

Net increase (decrease) in net assets resulting from operations	$78	$(19,414)	$5,933	$(41,032)	$(157,696)	$(34,983)	$(37,849)	$(42,891)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2 (a)
INVESTMENT INCOME (LOSS):
Dividend income	$220,228	$2,964	$234,284	$2,846	$—	$—	$1,183	$—
Mortality and expense risk charges	(536,455)	(2,466)	(151,960)	(2,423)	(49,814)	(10,961)	(675)	—
Administrative charges	(52,461)	(224)	(15,065)	(202)	(4,241)	(965)	(56)	—

Net investment income (loss)	(368,688)	274	67,259	221	(54,055)	(11,926)	452	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,679,206	87,032	1,651,575	82,263	850,034	197,480	16,236	—
Cost of investments sold	(2,674,022)	(88,180)	(1,570,645)	(85,711)	(732,312)	(215,143)	(14,254)	—

Net realized gain (loss) on investments	2,005,184	(1,148)	80,930	(3,448)	117,722	(17,663)	1,982	—
Realized gain distribution received	2,099,341	—	411,679	32,828	808,199	61,475	—	—
Change in unrealized appreciation (depreciation) on investments	(19,316,326)	(51,620)	(1,437,269)	(65,991)	(3,118,734)	(177,739)	(13,586)	—

Net gain (loss) on investments	(15,211,801)	(52,768)	(944,660)	(36,611)	(2,192,813)	(133,927)	(11,604)	—

Net increase (decrease) in net assets resulting from operations	$(15,580,489)	$(52,494)	$(877,401)	$(36,390)	$(2,246,868)	$(145,853)	$(11,152)	$—

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares
INVESTMENT INCOME (LOSS):
Dividend income	$16,209	$10,150	$16,429	$36,090	$19,912	$26,767	$5,299	$581
Mortality and expense risk charges	(74,147)	(3,549)	(5,544)	(18,360)	(8,185)	(11,936)	(4,413)	(2,254)
Administrative charges	(6,620)	(364)	(462)	(1,560)	(712)	(1,039)	(384)	(189)

Net investment income (loss)	(64,558)	6,237	10,423	16,170	11,015	13,792	502	(1,862)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	753,177	4,643	39,148	846,017	74,513	278,250	84,474	12,491
Cost of investments sold	(745,860)	(4,248)	(42,491)	(835,858)	(83,955)	(277,735)	(99,287)	(10,930)

Net realized gain (loss) on investments	7,317	395	(3,343)	10,159	(9,442)	515	(14,813)	1,561
Realized gain distribution received	418,558	13,247	770	13,164	14,303	2,807	41,453	27,228
Change in unrealized appreciation (depreciation) on investments	(1,544,727)	(77,314)	(59,345)	(319,400)	(126,969)	(174,972)	(119,160)	(59,667)

Net gain (loss) on investments	(1,118,852)	(63,672)	(61,918)	(296,077)	(122,108)	(171,650)	(92,520)	(30,878)

Net increase (decrease) in net assets resulting from operations	$(1,183,410)	$(57,435)	$(51,495)	$(279,907)	$(111,093)	$(157,858)	$(92,018)	$(32,740)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research International Portfolio— Service Class (a)	MFS® Research Series— Initial Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$651	$175,001	$2,589	$12,511	$3,678	$—	$5,849	$4,819
Mortality and expense risk charges	(9,847)	(200,645)	(6,187)	(22,471)	(4,996)	(2)	(14,323)	(6,151)
Administrative charges	(844)	(21,761)	(519)	(2,054)	(439)	—	(1,460)	(585)

Net investment income (loss)	(10,040)	(47,405)	(4,117)	(12,014)	(1,757)	(2)	(9,934)	(1,917)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	149,946	1,507,924	89,764	202,336	25,509	2	150,775	141,441
Cost of investments sold	(153,054)	(746,537)	(96,094)	(127,232)	(20,292)	(2)	(123,846)	(149,480)

Net realized gain (loss) on investments	(3,108)	761,387	(6,330)	75,104	5,217	—	26,929	(8,039)
Realized gain distribution received	142,437	1,869,803	22,798	239,824	38,659	—	152,662	109,817
Change in unrealized appreciation (depreciation) on investments	(289,111)	(6,733,290)	(177,156)	(693,207)	(81,735)	(124)	(429,203)	(275,433)
Net gain (loss) on investments	(149,782)	(4,102,100)	(160,688)	(378,279)	(37,859)	(124)	(249,612)	(173,655)

Net increase (decrease) in net assets resulting from operations	$(159,822)	$(4,149,505)	$(164,805)	$(390,293)	$(39,616)	$(126)	$(259,546)	$(175,572)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Operations (Continued)

For the year ended December 31, 2022

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$12,008	$12,571	$5,103	$34,175
Mortality and expense risk charges	(32,376)	(3,828)	(11,017)	(3,853)	(16,701)
Administrative charges	(2,788)	(325)	(938)	(321)	(1,437)

Net investment income (loss)	(35,164)	7,855	616	929	16,037

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	596,485	26,817	238,185	329,372	542,127
Cost of investments sold	(587,476)	(28,859)	(265,331)	(350,107)	(634,399)

Net realized gain (loss) on investments	9,009	(2,042)	(27,146)	(20,735)	(92,272)
Realized gain distribution received	536,355	21	361	—	—
Change in unrealized appreciation (depreciation) on investments	(1,568,265)	(30,028)	(90,116)	(3,020)	(180,754)

Net gain (loss) on investments	(1,022,901)	(32,049)	(116,901)	(23,755)	(273,026)

Net increase (decrease) in net assets resulting from operations	$(1,058,065)	$(24,194)	$(116,285)	$(22,826)	$(256,989)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP American Century Sustainable Equity— Initial Class		MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Candriam Emerging Markets Equity— Initial Class		MainStay VP CBRE Global Infrastructure— Service Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$25,603	$103,509	$(23,675)	$(7,688)	$33,117	$30,283	$(11,194)	$(10,664)	$127	$(1,288)
Net realized gain (loss) on investments	42,378	(1,374)	21,772	112,371	(85,001)	21,640	(23,987)	75,412	(5,048)	(541)
Realized gain distribution received	823,176	134,288	899,359	87,155	—	211,142	372,896	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(1,621,515)	1,656,091	(1,259,863)	473,228	(971,766)	(460,632)	(1,396,072)	(175,504)	(3,328)	16,130

Net increase (decrease) in net assets resulting from operations	(730,358)	1,892,514	(362,407)	665,066	(1,023,650)	(197,567)	(1,058,357)	(110,756)	(8,249)	14,301

Contributions and (Withdrawals):
Payments received from policyowners	74,153	123,255	339,587	154,390	65,020	203,788	38,635	78,518	11,615	2,814
Policyowners’ surrenders	(466,063)	(725,740)	(348,500)	(293,669)	(510,639)	(442,675)	(144,809)	(278,245)	(267)	(112)
Policyowners’ annuity and death benefits	(59,391)	(355,291)	(14,216)	(9,842)	(92,520)	(122,894)	(8,024)	(22,126)	—	—
Net transfers from (to) Fixed Account	(383,487)	(104,775)	(122,597)	(4,048)	(111,858)	(100,926)	(57,197)	(7,612)	—	—
Transfers between Investment Divisions	(495,710)	(223,058)	191,564	142,172	8,180	(169,442)	76,188	(35,703)	(14,983)	35,436

Net contributions and (withdrawals)	(1,330,498)	(1,285,609)	45,838	(10,997)	(641,817)	(632,149)	(95,207)	(265,168)	(3,635)	38,138

Increase (decrease) in net assets	(2,060,856)	606,905	(316,569)	654,069	(1,665,467)	(829,716)	(1,153,564)	(375,924)	(11,884)	52,439
NET ASSETS:
Beginning of period	9,066,813	8,459,908	5,002,274	4,348,205	6,734,346	7,564,062	3,613,436	3,989,360	113,499	61,060

End of period	$7,005,957	$9,066,813	$4,685,705	$5,002,274	$5,068,879	$6,734,346	$2,459,872	$3,613,436	$101,615	$113,499

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Conservative Allocation— Service Class		MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Equity Allocation— Service Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$207,230	$28,082	$201,719	$292,686	$63,724	$15,393	$67,407	$72,493	$124,330	$54,601
Net realized gain (loss) on investments	17,683	161,200	490,788	975,373	21,070	154,113	36,712	(135,487)	(35,555)	(15,027)
Realized gain distribution received	686,010	109,197	586,079	—	609,936	152,400	678,137	559,404	—	—
Change in unrealized appreciation/(depreciation) on investments	(2,061,099)	201,644	(2,395,593)	3,994,144	(1,600,036)	474,139	(262,979)	1,527,284	(193,155)	30,520

Net increase (decrease) in net assets resulting from operations	(1,150,176)	500,123	(1,117,007)	5,262,203	(905,306)	796,045	519,277	2,023,694	(104,380)	70,094

Contributions and (Withdrawals):
Payments received from policyowners	46,094	88,413	318,662	434,624	41,120	91,177	234,390	182,720	92,287	503,891
Policyowners’ surrenders	(653,828)	(956,552)	(1,615,231)	(1,862,693)	(208,487)	(225,721)	(1,166,532)	(1,034,241)	(144,580)	(195,398)
Policyowners’ annuity and death benefits	(180,052)	(109,363)	(310,701)	(136,669)	(2,974)	(3,952)	(139,352)	(71,826)	(26,814)	(14,636)
Net transfers from (to) Fixed Account	(176,776)	(504)	(208,526)	(394,520)	20,840	(86,498)	(473,607)	(97,144)	(111,048)	2,526
Transfers between Investment Divisions	(118,189)	257,612	(189,397)	(311,724)	2,001	(365,943)	(580,288)	(558,639)	588,621	34,128

Net contributions and (withdrawals)	(1,082,751)	(720,394)	(2,005,193)	(2,270,982)	(147,500)	(590,937)	(2,125,389)	(1,579,130)	398,466	330,511

Increase (decrease) in net assets	(2,232,927)	(220,271)	(3,122,200)	2,991,221	(1,052,806)	205,108	(1,606,112)	444,564	294,086	400,605
NET ASSETS:
Beginning of period	8,720,840	8,941,111	28,555,754	25,564,533	4,836,713	4,631,605	14,544,829	14,100,265	3,579,862	3,179,257

End of period	$6,487,913	$8,720,840	$25,433,554	$28,555,754	$3,783,907	$4,836,713	$12,938,717	$14,544,829	$3,873,948	$3,579,862

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$168,851	$96,185	$427,804	$547,396	$1,422	$(10,249)	$(78,740)$	(3,497)	$290,408	$(27,818)
Net realized gain (loss) on investments	52,601	60,298	247,400	798,492	(152)	4,192	1,125,751	1,410,157	332,182	530,974
Realized gain distribution received	1,198,468	131,678	2,792,191	795,233	—	—	2,436,615	1,296,289	1,553,748	813,174
Change in unrealized appreciation/(depreciation) on investments	(3,099,396)	1,175,069	(8,612,629)	920,448	(72,521)	(10,689)	(10,635,610)	3,123,267	(4,412,384)	(75,167)

Net increase (decrease) in net assets resulting from operations	(1,679,476)	1,463,230	(5,145,234)	3,061,569	(71,251)	(16,746)	(7,151,984)	5,826,216	(2,236,046)	1,241,163

Contributions and (Withdrawals):
Payments received from policyowners	190,076	333,721	325,108	499,654	13,650	24,508	431,837	556,694	264,770	388,519
Policyowners’ surrenders	(1,019,036)	(971,559)	(2,131,554)	(2,436,513)	(154,484)	(55,970)	(2,190,977)	(2,135,888)	(1,156,118)	(1,081,214)
Policyowners’ annuity and death benefits	(79,114)	(111,953)	(244,660)	(302,262)	(1,658)	(659)	(225,035)	(695,928)	(46,430)	(367,459)
Net transfers from (to) Fixed Account	(70,402)	(197,294)	(511,130)	(313,918)	(9,062)	(2,196)	(549,381)	(454,562)	(176,334)	(58,695)
Transfers between Investment Divisions	(78,937)	(148,770)	(113,724)	731,002	(8,691)	30,371	(359,537)	(141,893)	(407,329)	548,198

Net contributions and (withdrawals)	(1,057,413)	(1,095,855)	(2,675,960)	(1,822,037)	(160,245)	(3,946)	(2,893,093)	(2,871,577)	(1,521,441)	(570,651)

Increase (decrease) in net assets	(2,736,889)	367,375	(7,821,194)	1,239,532	(231,496)	(20,692)	(10,045,077)	2,954,639	(3,757,487)	670,512
NET ASSETS:
Beginning of period	11,028,664	10,661,289	35,692,211	34,452,679	772,841	793,533	41,650,897	38,696,258	16,683,043	16,012,531

End of period	$8,291,775	$11,028,664	$27,871,017	$35,692,211	$541,345	$772,841	$31,605,820	$41,650,897	$12,925,556	$16,683,043

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay Strategic Bond— Service Class		MainStay VP Moderate Allocation— Service Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$18,938	$8,497	$1,207,623	$1,223,729	$(55,169)	$(81,727)	$37,496	$21,939	$242,148	$(49,715)
Net realized gain (loss) on investments	(74,161)	(38,216)	(510,020)	153,507	103,624	344,715	(10,531)	10,549	50,982	103,033
Realized gain distribution received	—	—	—	—	949,049	879,450	—	—	1,338,223	352,550
Change in unrealized appreciation/(depreciation) on investments	(478,206)	(108,704)	(3,867,788)	76,397	(2,865,609)	(443,320)	(217,447)	(23,019)	(3,625,962)	827,645

Net increase (decrease) in net assets resulting from operations	(533,429)	(138,423)	(3,170,185)	1,453,633	(1,868,105)	699,118	(190,482)	9,469	(1,994,609)	1,233,513

Contributions and (Withdrawals):
Payments received from policyowners	51,650	59,055	355,105	1,055,136	95,958	144,691	32,663	65,140	372,620	412,853
Policyowners’ surrenders	(369,781)	(439,585)	(2,685,649)	(2,306,418)	(364,877)	(447,024)	(298,833)	(126,449)	(1,030,983)	(1,019,302)
Policyowners’ annuity and death benefits	(48,058)	(95,063)	(279,905)	(551,430)	(59,861)	(58,854)	(9,986)	(5,130)	(169,680)	(250,361)
Net transfers from (to) Fixed Account	(136,953)	(37,367)	(453,964)	(530,024)	9,475	(37,195)	(36,644)	(49,406)	(92,001)	(235,372)
Transfers between Investment Divisions	4,103	(213,592)	(844,830)	(502,682)	49,264	(225,324)	(95,821)	91,117	247,910	307,961

Net contributions and (withdrawals)	(499,039)	(726,552)	(3,909,243)	(2,835,418)	(270,041)	(623,706)	(408,621)	(24,728)	(672,134)	(784,221)

Increase (decrease) in net assets	(1,032,468)	(864,975)	(7,079,428)	(1,381,785)	(2,138,146)	75,412	(599,103)	(15,259)	(2,666,743)	449,292
NET ASSETS:
Beginning of period	4,501,755	5,366,730	35,098,906	36,480,691	6,840,228	6,764,816	2,331,568	2,346,827	13,545,240	13,095,948

End of period	$3,469,287	$4,501,755	$28,019,478	$35,098,906	$4,702,082	$6,840,228	$1,732,465	$2,331,568	$10,878,497	$13,545,240

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Natural Resources— Initial Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP S&P 500 Index— Initial Class		MainStay VP Small Cap Growth— Initial Class		MainStay VP Small Cap Growth— Service Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(8,520)	$(3,727)	$59,400	$(12,979)	$79,321	$(100,999)	$(81,206)	$(110,822)	$(12,114)	$(17,701)
Net realized gain (loss) on investments	356,140	(110,939)	21,721	19,599	6,010,298	6,537,078	103,972	588,721	(29,381)	56,780
Realized gain distribution received	—	—	—	—	2,592,923	969,600	1,464,243	1,041,054	216,019	176,054
Change in unrealized appreciation/(depreciation) on investments	928,616	1,084,286	(275,384)	44,971	(27,908,851)	14,845,324	(3,681,132)	(798,335)	(518,044)	(105,428)

Net increase (decrease) in net assets resulting from operations	1,276,236	969,620	(194,263)	51,591	(19,226,309)	22,251,003	(2,194,123)	720,618	(343,520)	109,705

Contributions and (Withdrawals):
Payments received from policyowners	228,222	98,591	147,433	69,597	1,719,130	1,628,526	68,970	88,099	15,031	99,612
Policyowners’ surrenders	(475,427)	(327,895)	(151,025)	(80,727)	(5,569,371)	(5,941,261)	(393,507)	(661,139)	(43,956)	(57,203)
Policyowners’ annuity and death benefits	(7,430)	(2,236)	(56,130)	(377)	(949,120)	(695,957)	(25,591)	(93,537)	—	(17,668)
Net transfers from (to) Fixed Account	(88,525)	(71,208)	(96,034)	6,194	(1,164,204)	(805,701)	(48,376)	(34,218)	—	1
Transfers between Investment Divisions	541,756	2,386	(43,774)	209,884	(803,212)	(800,774)	2,868	(332,899)	(176,581)	80,147

Net contributions and (withdrawals)	198,596	(300,362)	(199,530)	204,571	(6,766,777)	(6,615,167)	(395,636)	(1,033,694)	(205,506)	104,889

Increase (decrease) in net assets	1,474,832	669,258	(393,793)	256,162	(25,993,086)	15,635,836	(2,589,759)	(313,076)	(549,026)	214,594
NET ASSETS:
Beginning of period	3,503,906	2,834,648	1,516,153	1,259,991	101,381,033	85,745,197	8,051,840	8,364,916	1,338,848	1,124,254

End of period	$4,978,738	$3,503,906	$1,122,360	$1,516,153	$75,387,947	$101,381,033	$5,462,081	$8,051,840	$789,822	$1,338,848

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class		MainStay VP Wellington Mid Cap— Initial Class		MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(733)	$(92,706)	$(749,299)	$(759,993)	$(115,304)	$(79,155)	$(8,806)	$(43,249)	$(225,648)	$(171,651)
Net realized gain (loss) on investments	—	29	(83,812)	3,632,516	(318,496)	76,258	(27,987)	108,926	1,382,408	2,592,796
Realized gain distribution received	—	—	16,143,137	10,947,455	3,225,357	205,373	954,566	—	6,141,809	1,803,558
Change in unrealized appreciation/(depreciation) on investments	—	(29)	(41,099,753)	(1,338,489)	(5,148,558)	1,645,012	(1,919,803)	653,008	(15,956,934)	4,809,056

Net increase (decrease) in net assets resulting from operations	(733)	(92,706)	(25,789,727)	12,481,489	(2,357,001)	1,847,488	(1,002,030)	718,685	(8,658,365)	9,033,759

Contributions and (Withdrawals):
Payments received from policyowners	378,954	157,597	525,130	936,084	98,004	151,499	74,916	102,759	432,390	461,788
Policyowners’ surrenders	(1,558,358)	(1,213,489)	(3,694,310)	(4,526,766)	(734,275)	(861,997)	(210,314)	(414,171)	(2,090,622)	(2,520,111)
Policyowners’ annuity and death benefits	(93,814)	(364,741)	(379,210)	(514,639)	(17,369)	(30,628)	(13,186)	(4,359)	(310,902)	(385,882)
Net transfers from (to) Fixed Account	(203,401)	(822,909)	(573,662)	(557,645)	(291,537)	(81,797)	(54,289)	(47,152)	(231,820)	(352,330)
Transfers between Investment Divisions	2,092,875	1,417,753	(548,663)	(1,187,737)	(75,129)	(373,351)	(67,935)	(102,228)	(130,325)	(849,603)

Net contributions and (withdrawals)	616,256	(825,789)	(4,670,715)	(5,850,703)	(1,020,306)	(1,196,274)	(270,808)	(465,151)	(2,331,279)	(3,646,138)

Increase (decrease) in net assets	615,523	(918,495)	(30,460,442)	6,630,786	(3,377,307)	651,214	(1,272,838)	253,534	(10,989,644)	5,387,621
NET ASSETS:
Beginning of period	6,360,322	7,278,817	77,445,085	70,814,299	11,084,526	10,433,312	4,667,972	4,414,438	40,485,664	35,098,043

End of period	$6,975,845	$6,360,322	$46,984,643	$77,445,085	$7,707,219	$11,084,526	$3,395,134	$4,667,972	$29,496,020	$40,485,664

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Winslow Large Cap Growth— Initial Class		AB VPS Growth and Income Portfolio— Class B	American Funds IS Asset Allocation Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4
	2022	2021	2022 (a)	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(148,662)	$(186,304)	$36	$7,450	$3,131	$(2,717)	$(3,173)	$(10,332)	$(11,098)
Net realized gain (loss) on investments	271,530	693,569	(19)	8,699	23,008	(2,927)	7,661	10,563	65,003
Realized gain distribution received	2,631,331	1,043,633	1,333	258,222	85,005	70,992	5,253	131,785	113,681
Change in unrealized appreciation/(depreciation) on investments	(7,616,628)	1,358,562	(972)	(701,899)	201,334	(146,696)	(1,022)	(456,116)	(6,872)

Net increase (decrease) in net assets resulting from operations	(4,862,429)	2,909,460	378	(427,528)	312,478	(81,348)	8,719	(324,100)	160,714

Contributions and (Withdrawals):
Payments received from policyowners	186,532	343,263	—	107,810	55,835	23,476	6,085	117,554	47,860
Policyowners’ surrenders	(723,560)	(893,425)	(157)	(28,618)	(76,044)	(7,262)	(12,571)	(26,561)	(69,611)
Policyowners’ annuity and death benefits	(72,255)	(95,724)	—	—	—	—	—	—	—
Net transfers from (to) Fixed Account	(245,816)	21,910	—	(151,466)	(2,428)	—	(781)	1,959	657
Transfers between Investment Divisions	157,574	352,687	13,982	(153,692)	441,313	8,331	49,813	23,899	131,271

Net contributions and (withdrawals)	(697,525)	(271,289)	13,825	(225,966)	418,676	24,545	42,546	116,851	110,177

Increase (decrease) in net assets	(5,559,954)	2,638,171	14,203	(653,494)	731,154	(56,803)	51,265	(207,249)	270,891
NET ASSETS:
Beginning of period	15,315,292	12,677,121	—	2,877,869	2,146,715	254,258	202,993	990,948	720,057

End of period	$9,755,338	$15,315,292	$14,203	$2,224,375	$2,877,869	$197,455	$254,258	$783,699	$990,948

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	American Funds IS New World Fund®— Class 4		American Funds IS Washington Mutual Investors FundSM— Class 4		BlackRock® Global Allocation V.I. Fund— Class III		BlackRock® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,412)	$(6,112)	$5,204	$(40)	$(26,561)	$(12,113)	$42,816	$35,707	$(68,113)	$(104,291)
Net realized gain (loss) on investments	(4,961)	33,920	19,991	30,441	(28,517)	35,244	(17,437)	10,261	(106,977)	385,387
Realized gain distribution received	67,426	29,743	254,348	—	31,163	410,781	—	3,656	509,335	1,040,192
Change in unrealized appreciation/(depreciation) on investments	(274,102)	(31,145)	(394,778)	209,411	(390,205)	(312,552)	(177,740)	(4,462)	(4,028,874)	(476,076)

Net increase (decrease) in net assets resulting from operations	(213,049)	26,406	(115,235)	239,812	(414,120)	121,360	(152,361)	45,162	(3,694,629)	845,212

Contributions and (Withdrawals):
Payments received from policyowners	19,615	21,740	104,433	68,132	27,722	29,968	17,235	24,757	153,021	266,264
Policyowners’ surrenders	(66,833)	(48,056)	(122,669)	(46,715)	(222,009)	(100,883)	(18,972)	(67,587)	(390,376)	(308,891)
Policyowners’ annuity and death benefits	(516)	(319)	—	(167)	(21,912)	—	—	(154)	(6,710)	(41,004)
Net transfers from (to) Fixed Account	(3,459)	6,148	(4,036)	1,676	(49,375)	(29,582)	(3,110)	852	(72,651)	(38,812)
Transfers between Investment Divisions	51,259	24,852	43,643	(7,075)	20,998	30,848	(112,270)	102,383	25,917	(26,661)

Net contributions and (withdrawals)	66	4,365	21,371	15,851	(244,576)	(69,649)	(117,117)	60,251	(290,799)	(149,104)

Increase (decrease) in net assets	(212,983)	30,771	(93,864)	255,663	(658,696)	51,711	(269,478)	105,413	(3,985,428)	696,108
NET ASSETS:
Beginning of period	903,884	873,113	1,180,620	924,957	2,465,780	2,414,069	1,292,877	1,187,464	8,027,387	7,331,279

End of period	$690,901	$903,884	$1,086,756	$1,180,620	$1,807,084	$2,465,780	$1,023,399	$1,292,877	$4,041,959	$8,027,387

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2
	2022 (a)	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(17)	$(612)	$(967)	$10,389	$(418)	$5,661	$6,702	$(11,457)	$(10,990)
Net realized gain (loss) on investments	(1)	1,708	2,025	9	(54)	(7,857)	(2,845)	(78,652)	5,423
Realized gain distribution received	—	5,909	5,118	—	—	—	—	553,660	—
Change in unrealized appreciation/(depreciation) on investments	96	(26,419)	15,419	(4,465)	8,514	(38,836)	(16,108)	(621,247)	297,463

Net increase (decrease) in net assets resulting from operations	78	(19,414)	21,595	5,933	8,042	(41,032)	(12,251)	(157,696)	291,896

Contributions and (Withdrawals):
Payments received from policyowners	—	329	845	700	701	2,003	4,026	81,539	13,559
Policyowners’ surrenders	—	(1,741)	(2,584)	—	—	(34,297)	(10,700)	(166,667)	(90,142)
Policyowners’ annuity and death benefits	—	—	—	—	—	(90)	(411)	(4,317)	(372)
Net transfers from (to) Fixed Account	—	—	—	—	—	(4,190)	—	(1,964)	13,422
Transfers between Investment Divisions	5,843	(5,293)	42,052	—	—	16,506	(60,093)	58,975	170,168

Net contributions and (withdrawals)	5,843	(6,705)	40,313	700	701	(20,068)	(67,178)	(32,434)	106,635

Increase (decrease) in net assets	5,921	(26,119)	61,908	6,633	8,743	(61,100)	(79,429)	(190,130)	398,531
NET ASSETS:
Beginning of period	—	143,950	82,042	35,056	26,313	258,943	338,372	1,522,877	1,124,346

End of period	$5,921	$117,831	$143,950	$41,689	$35,056	$197,843	$258,943	$1,332,747	$1,522,877

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Delaware VIP® Small Cap Value Series— Service Class		DWS Alternative Asset Allocation VIP— Class B		Fidelity® VIP Bond Index Portfolio— Service Class 2		Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Service Class 2
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,877)	$(2,127)	$19,996	$1,501	$144	$(1,617)	$(368,688)	$(678,856)	$274	$1,376
Net realized gain (loss) on investments	26,487	26,422	12,693	9,172	(10,020)	(3,152)	2,005,184	4,730,808	(1,148)	64,546
Realized gain distribution received	16,332	—	369	—	—	—	2,099,341	6,752,372	—	36,964
Change in unrealized appreciation/(depreciation) on investments	(75,925)	43,264	(70,907)	35,005	(33,015)	(6,551)	(19,316,326)	1,789,632	(51,620)	(113,286)

Net increase (decrease) in net assets resulting from operations	(34,983)	67,559	(37,849)	45,678	(42,891)	(11,320)	(15,580,489)	12,593,956	(52,494)	(10,400)

Contributions and (Withdrawals):
Payments received from policyowners	8,017	16,091	71,966	4,602	2,010	1,705	602,102	1,011,759	3,283	34,948
Policyowners’ surrenders	(19,620)	(8,859)	(76,899)	(17,875)	(42,876)	(5,270)	(3,093,232)	(5,109,874)	(6,792)	(3,480)
Policyowners’ annuity and death benefits	—	—	(216)	(850)	—	(366)	(283,163)	(364,518)	—	—
Net transfers from (to) Fixed Account	4,000	1,256	(10,009)	345	(3,644)	3,063	(736,644)	(438,030)	—	(140,126)
Transfers between Investment Divisions	14,025	(46,678)	(3,527)	(78,886)	2,880	1,313	154,000	(1,056,506)	(55,117)	35,513

Net contributions and (withdrawals)	6,422	(38,190)	(18,685)	(92,664)	(41,630)	445	(3,356,937)	(5,957,169)	(58,626)	(73,145)

Increase (decrease) in net assets	(28,561)	29,369	(56,534)	(46,986)	(84,521)	(10,875)	(18,937,426)	6,636,787	(111,120)	(83,545)
NET ASSETS:
Beginning of period	270,116	240,747	441,910	488,896	301,893	312,768	57,842,738	51,205,951	298,661	382,206

End of period	$241,555	$270,116	$385,376	$441,910	$217,372	$301,893	$38,905,312	$57,842,738	$187,541	$298,661

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP FundsManager® 60% Portfolio— Service Class		Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$67,259	$77,425	$221	$(640)	$(54,055)	$(72,150)	$(11,926)	$(10,638)	$452	$658
Net realized gain (loss) on investments	80,930	312,963	(3,448)	9,760	117,722	392,958	(17,663)	28,759	1,982	2,235
Realized gain distribution received	411,679	1,490,716	32,828	3,202	808,199	481,799	61,475	43,913	—	220
Change in unrealized appreciation/(depreciation) on investments	(1,437,269)	894,708	(65,991)	8,346	(3,118,734)	(319,112)	(177,739)	10,229	(13,586)	55

Net increase (decrease) in net assets resulting from operations	(877,401)	2,775,812	(36,390)	20,668	(2,246,868)	483,495	(145,853)	72,263	(11,152)	3,168

Contributions and (Withdrawals):
Payments received from policyowners	189,844	217,223	137	15,080	256,136	194,547	39,789	67,355	—	25,693
Policyowners’ surrenders	(923,923)	(767,587)	(56,364)	(28,787)	(129,544)	(182,026)	(43,776)	(63,705)	(2,473)	(584)
Policyowners’ annuity and death benefits	(77,687)	(104,980)	—	—	—	—	—	—	—	—
Net transfers from (to) Fixed Account	(353,362)	(42,064)	(19,934)	—	(33,436)	63,538	17,677	3,900	(33)	(207)
Transfers between Investment Divisions	106,685	(177,781)	38,927	22,264	(125,787)	481,771	(33,755)	424,449	(4,110)	6,658

Net contributions and (withdrawals)	(1,058,443)	(875,189)	(37,234)	8,557	(32,631)	557,830	(20,065)	431,999	(6,616)	31,560

Increase (decrease) in net assets	(1,935,844)	1,900,623	(73,624)	29,225	(2,279,499)	1,041,325	(165,918)	504,262	(17,768)	34,728
NET ASSETS:
Beginning of period	14,096,880	12,196,257	217,166	187,941	5,739,231	4,697,906	1,090,141	585,879	70,279	35,551

End of period	$12,161,036	$14,096,880	$143,542	$217,166	$3,459,732	$5,739,231	$924,223	$1,090,141	$52,511	$70,279

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2		Franklin Templeton Aggressive Model Portfolio— Class II		Franklin Templeton Conservative Model Portfolio— Class II		Franklin Templeton Moderate Model Portfolio— Class II
	2022 (a)	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$(64,558)	$(68,744)	$6,237	$957	$10,423	$3,367	$16,170	$9,119
Net realized gain (loss) on investments	—	7,317	195,694	395	1,320	(3,343)	2,534	10,159	37,763
Realized gain distribution received	—	418,558	1,154,786	13,247	13,402	770	14,432	13,164	55,323
Change in unrealized appreciation/(depreciation) on investments	—	(1,544,727)	225,854	(77,314)	24,935	(59,345)	(8,570)	(319,400)	70,933

Net increase (decrease) in net assets resulting from operations	—	(1,183,410)	1,507,590	(57,435)	40,614	(51,495)	11,763	(279,907)	173,138

Contributions and (Withdrawals):
Payments received from policyowners	—	206,349	92,339	10,311	13,650	2,100	1,382	74,885	19,146
Policyowners’ surrenders	—	(338,882)	(400,586)	(1,258)	—	(8,631)	(7,189)	(443,670)	(243,650)
Policyowners’ annuity and death benefits	—	(10,535)	(21,934)	—	—	—	—	—	—
Net transfers from (to) Fixed Account	—	(277,018)	(92,984)	36,383	—	—	26,386	(132,703)	7,041
Transfers between Investment Divisions	584	(33,991)	(385,439)	125,041	130,841	314,060	127,057	260,956	970,344

Net contributions and (withdrawals)	584	(454,077)	(808,604)	170,477	144,491	307,529	147,636	(240,532)	752,881

Increase (decrease) in net assets	584	(1,637,487)	698,986	113,042	185,105	256,034	159,399	(520,439)	926,019
NET ASSETS:
Beginning of period	—	7,374,490	6,675,504	320,389	135,284	449,333	289,934	1,798,097	872,078

End of period	$584	$5,737,003	$7,374,490	$433,431	$320,389	$705,367	$449,333	$1,277,658	$1,798,097

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Franklin Templeton Moderately Aggressive Model Portfolio— Class II		Franklin Templeton Moderately Conservative Model Portfolio— Class II		Invesco V.I. EQV International Equity Fund— Series II Shares		Invesco V.I. Main Street Small Cap Fund®— Series II Shares		Janus Henderson Enterprise Portfolio— Service Shares
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$11,015	$2,813	$13,792	$9,630	$502	$(1,346)	$(1,862)	$(916)	$(10,040)	$(9,552)
Net realized gain (loss) on investments	(9,442)	20,947	515	4,078	(14,813)	27,612	1,561	751	(3,108)	42,649
Realized gain distribution received	14,303	16,746	2,807	41,071	41,453	32,918	27,228	8,852	142,437	77,413
Change in unrealized appreciation/(depreciation) on investments	(126,969)	3,097	(174,972)	3,172	(119,160)	(33,704)	(59,667)	758	(289,111)	17,525

Net increase (decrease) in net assets resulting from operations	(111,093)	43,603	(157,858)	57,951	(92,018)	25,480	(32,740)	9,445	(159,822)	128,035

Contributions and (Withdrawals):
Payments received from policyowners	350,928	36,460	3,851	1,749	10,345	17,266	2,587	1,114	68,683	17,635
Policyowners’ surrenders	(5,279)	(138,739)	(264,614)	(18,474)	(68,225)	(72,764)	(1,947)	(1,589)	(29,468)	(73,744)
Policyowners’ annuity and death benefits	—	—	—	—	(1,004)	(437)	—	—	—	—
Net transfers from (to) Fixed Account	(56,889)	14,388	2	600	(1,414)	(1,920)	(55)	2	(1,383)	1,434
Transfers between Investment Divisions	163,368	363,087	325,979	491,463	9,718	(85,783)	128,014	114,356	(35,102)	(8,374)

Net contributions and (withdrawals)	452,128	275,196	65,218	475,338	(50,580)	(143,638)	128,599	113,883	2,730	(63,049)

Increase (decrease) in net assets	341,035	318,799	(92,640)	533,289	(142,598)	(118,158)	95,859	123,328	(157,092)	64,986
NET ASSETS:
Beginning of period	499,032	180,233	1,178,346	645,057	480,658	598,816	143,007	19,679	953,060	888,074

End of period	$840,067	$499,032	$1,085,706	$1,178,346	$338,060	$480,658	$238,866	$143,007	$795,968	$953,060

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Janus Henderson Global Research Portfolio— Institutional Shares		MFS® International Intrinsic Value Portfolio— Service Class		MFS® Investors Trust Series— Initial Class		MFS® Mid Cap Value Portfolio— Service Class		MFS® Research International Portfolio— Service Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(47,405)	$(160,747)	$(4,117)	$(6,680)	$(12,014)	$(14,887)	$(1,757)	$(1,385)	$(2)
Net realized gain (loss) on investments	761,387	1,347,569	(6,330)	19,082	75,104	52,064	5,217	4,065	—
Realized gain distribution received	1,869,803	926,754	22,798	16,227	239,824	67,199	38,659	2,159	—
Change in unrealized appreciation/(depreciation) on investments	(6,733,290)	907,897	(177,156)	21,153	(693,207)	372,437	(81,735)	53,996	(124)

Net increase (decrease) in net assets resulting from operations	(4,149,505)	3,021,473	(164,805)	49,782	(390,293)	476,813	(39,616)	58,835	(126)

Contributions and (Withdrawals):
Payments received from policyowners	280,529	299,490	44,186	30,583	8,460	21,024	42,938	4,279	—
Policyowners’ surrenders	(913,214)	(1,477,601)	(18,384)	(22,441)	(174,784)	(79,154)	(6,965)	(3,756)	—
Policyowners’ annuity and death benefits	(136,755)	(146,316)	—	—	(302)	(15,355)	—	—	—
Net transfers from (to) Fixed Account	(171,109)	(94,467)	(38,585)	(4,243)	(1,123)	(12,264)	(19)	1	—
Transfers between Investment Divisions	(105,856)	(248,768)	4,703	93,503	(4,356)	(58,215)	114,831	191,766	4,146

Net contributions and (withdrawals)	(1,046,405)	(1,667,662)	(8,080)	97,402	(172,105)	(143,964)	150,785	192,290	4,146

Increase (decrease) in net assets	(5,195,910)	1,353,811	(172,885)	147,184	(562,398)	332,849	111,169	251,125	4,020
NET ASSETS:
Beginning of period	20,516,295	19,162,484	647,042	499,858	2,307,984	1,975,135	389,015	137,890	—

End of period	$15,320,385	$20,516,295	$474,157	$647,042	$1,745,586	$2,307,984	$500,184	$389,015	$4,020

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MFS® Research Series— Initial Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Income Portfolio— Advisor Class		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(9,934)	$(10,531)	$(1,917)	$3,185	$(35,164)	$(48,061)	$7,855	$2,440	$616	$1,994
Net realized gain (loss) on investments	26,929	24,748	(8,039)	(5,201)	9,009	209,838	(2,042)	325	(27,146)	21
Realized gain distribution received	152,662	76,306	109,817	—	536,355	438,646	21	—	361	9,586
Change in unrealized appreciation/(depreciation) on investments	(429,203)	186,438	(275,433)	174,088	(1,568,265)	(202,590)	(30,028)	(2,463)	(90,116)	(48,317)

Net increase (decrease) in net assets resulting from operations	(259,546)	276,961	(175,572)	172,072	(1,058,065)	397,833	(24,194)	302	(116,285)	(36,716)

Contributions and (Withdrawals):
Payments received from policyowners	10,281	11,049	12,078	43,751	54,083	124,922	13,006	4,527	17,864	38,129
Policyowners’ surrenders	(87,329)	(29,154)	(24,277)	(28,746)	(452,217)	(259,873)	(5,679)	(10,386)	(142,051)	(59,588)
Policyowners’ annuity and death benefits	(4,904)	(720)	—	—	(5,396)	(18,441)	—	—	(7,299)	(1,080)
Net transfers from (to) Fixed Account	(45,531)	(104)	(513)	18,280	(53,981)	(1,899)	(1,952)	—	(16,238)	(14,054)
Transfers between Investment Divisions	33,586	(52,616)	(86,286)	125,255	11,582	36,119	198,822	226,826	(45,636)	87,518

Net contributions and (withdrawals)	(93,897)	(71,545)	(98,998)	158,540	(445,929)	(119,172)	204,197	220,967	(193,360)	50,925

Increase (decrease) in net assets	(353,443)	205,416	(274,570)	330,612	(1,503,994)	278,661	180,003	221,269	(309,645)	14,209
NET ASSETS:
Beginning of period	1,444,953	1,239,537	702,993	372,381	3,679,435	3,400,774	284,896	63,627	1,101,009	1,086,800

End of period	$1,091,510	$1,444,953	$428,423	$702,993	$2,175,441	$3,679,435	$464,899	$284,896	$791,364	$1,101,009

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	PIMCO VIT Low Duration Portfolio— Advisor Class		PIMCO VIT Total Return Portfolio— Advisor Class
	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$929	$(4,015)	$16,037	$8,459
Net realized gain (loss) on investments	(20,735)	1,871	(92,272)	26,565
Realized gain distribution received	—	—	—	91,952
Change in unrealized appreciation/(depreciation) on investments	(3,020)	(8,209)	(180,754)	(181,435)

Net increase (decrease) in net assets resulting from operations	(22,826)	(10,353)	(256,989)	(54,459)

Contributions and (Withdrawals):
Payments received from policyowners	668	1,072	25,925	82,890
Policyowners’ surrenders	(45,036)	(21,219)	(208,375)	(125,556)
Policyowners’ annuity and death benefits	(104)	(223)	(7,197)	(963)
Net transfers from (to) Fixed Account	—	—	(75,488)	(132,067)
Transfers between Investment Divisions	(94,185)	(79,427)	(192,148)	(247,992)

Net contributions and (withdrawals)	(138,657)	(99,797)	(457,283)	(423,688)

Increase (decrease) in net assets	(161,483)	(110,150)	(714,272)	(478,147)
NET ASSETS:
Beginning of period	378,882	489,032	1,784,348	2,262,495

End of period	$217,399	$378,882	$1,070,076	$1,784,348

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-I (“Separate Account-I”) and NYLIAC Variable Annuity Separate Account-II (“Separate Account-II”) were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-I”) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (“Separate Account-II”) issued by NYLIAC. Sales of these policies were discontinued effective May 10, 2002. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts that follows the accounting and reporting guidance under ASC 946.

The assets of Separate Account-I and Separate Account-II are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AB Variable Products Series Fund, Inc., the AIM Variable Insurance Funds, the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust and the PIMCO Variable Insurance Trust, (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

The following Investment Divisions, with their respective Fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP American Century Sustainable Equity—Initial Class (formerly MainStay VP T. Rowe Price Equity Income—Initial Class)

MainStay VP Balanced—Service Class

MainStay VP Bond—Initial Class

MainStay VP Candriam Emerging Markets Equity—Initial Class

MainStay VP CBRE Global Infrastructure—Service Class

MainStay VP Conservative Allocation—Service Class

MainStay VP Epoch U.S. Equity Yield—Initial Class

MainStay VP Equity Allocation—Service Class

MainStay VP Fidelity Institutional AM® Utilities—Service Class

MainStay VP Floating Rate—Service Class

MainStay VP Growth Allocation—Service Class

MainStay VP Income Builder—Initial Class

MainStay VP IQ Hedge Multi-Strategy—Service Class

MainStay VP Janus Henderson Balanced—Initial Class

MainStay VP MacKay Convertible—Initial Class

MainStay VP MacKay Government—Initial Class

MainStay VP MacKay High Yield Corporate Bond—Initial Class

MainStay VP MacKay International Equity—Initial Class

MainStay VP MacKay Strategic Bond—Service Class

MainStay VP Moderate Allocation—Service Class

MainStay VP Natural Resources—Initial Class

MainStay VP PIMCO Real Return—Service Class

MainStay VP S&P 500 Index—Initial Class (formerly MainStay VP MacKay S&P 500 Index—Initial Class)

MainStay VP Small Cap Growth—Initial Class

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP Small Cap Growth—Service Class

MainStay VP U.S. Government Money Market—Initial Class

MainStay VP Wellington Growth—Initial Class

MainStay VP Wellington Mid Cap—Initial Class

MainStay VP Wellington Small Cap—Initial Class

MainStay VP Wellington U.S. Equity—Initial Class

MainStay VP Winslow Large Cap Growth—Initial Class

AB VPS Growth and Income Portfolio—Class B

American Funds IS Asset Allocation Fund—Class 4

American Funds IS The Bond Fund of America®—Class 4

American Funds IS Global Small Capitalization Fund—Class 4

American Funds IS Growth Fund—Class 4

American Funds IS New World Fund®—Class 4

American Funds IS Washington Mutual Investors FundSM—Class 4

BlackRock® Global Allocation V.I. Fund—Class III

BlackRock® High Yield V.I. Fund—Class III

BNY Mellon IP Technology Growth Portfolio—Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares

ClearBridge Variable Appreciation Portfolio—Class II

Columbia Variable Portfolio—Commodity Strategy Fund—Class 2

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2

Columbia Variable Portfolio—Intermediate Bond Fund—Class 2

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Delaware VIP® Small Cap Value Series—Service Class

DWS Alternative Asset Allocation VIP—Class B

Fidelity® VIP Bond Index Portfolio—Service Class 2

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP Emerging Markets Portfolio—Service Class 2

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

Fidelity® VIP FundsManager® 60% Portfolio—Service Class

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2

Fidelity® VIP Health Care Portfolio—Service Class 2

Fidelity® VIP International Index Portfolio—Service Class 2

Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2

Fidelity® VIP Mid Cap Portfolio—Service Class 2

Franklin Templeton Aggressive Model Portfolio—Class II

Franklin Templeton Conservative Model Portfolio—Class II

Franklin Templeton Moderate Model Portfolio—Class II

Franklin Templeton Moderately Aggressive Model Portfolio—Class II

Franklin Templeton Moderately Conservative Model Portfolio—Class II

Invesco V.I. EQV International Equity Fund—Series II Shares (formerly Invesco V.I. International Growth Fund—Series II Shares)

Invesco V.I. Main Street Small Cap Fund®—Series II Shares

Janus Henderson Enterprise Portfolio—Service Shares

Janus Henderson Global Research Portfolio—Institutional Shares

MFS® International Intrinsic Value Portfolio—Service Class

MFS® Investors Trust Series—Initial Class

MFS® Mid Cap Value Portfolio—Service Class

MFS® Research International Portfolio—Service Class

MFS® Research Series—Initial Class

Morgan Stanley VIF U.S. Real Estate Portfolio—Class II

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S

PIMCO VIT Income Portfolio—Advisor Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class

PIMCO VIT Low Duration Portfolio—Advisor Class

PIMCO VIT Total Return Portfolio—Advisor Class

Western Asset Core Plus VIT Portfolio—Class II

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

New investments in the MainStay VP Candriam Emerging Markets Equity, MainStay VP Wellington Growth and Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 Investment Divisions are restricted to those policies already invested in these Investment Divisions. Effective May 1, 2022, MainStay VP American Century Sustainable Equity was re-opened to new premium allocations and transfers.

Initial premium payments were allocated to the MainStay VP U.S. Government Money Market Investment Division until 15 days after the policy issue date. Subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner’s instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing of the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
MainStay VP American Century Sustainable Equity—Initial Class	$625	$664
MainStay VP Balanced—Service Class	810	462
MainStay VP Bond—Initial Class	117	672
MainStay VP Candriam Emerging Markets Equity—Initial Class	210	98
MainStay VP CBRE Global Infrastructure—Service Class	40	3
MainStay VP Conservative Allocation—Service Class	567	604
MainStay VP Epoch U.S. Equity Yield—Initial Class	930	1,719
MainStay VP Equity Allocation—Service Class	263	52
MainStay VP Fidelity Institutional AM® Utilities—Service Class	755	873
MainStay VP Floating Rate—Service Class	157	384
MainStay VP Growth Allocation—Service Class	1,309	853
MainStay VP Income Builder—Initial Class	2,465	2,897
MainStay VP IQ Hedge Multi-Strategy—Service Class	15	62
MainStay VP Janus Henderson Balanced—Initial Class	1,318	1,873
MainStay VP MacKay Convertible—Initial Class	1,302	1,629
MainStay VP MacKay Government—Initial Class	170	636
MainStay VP MacKay High Yield Corporate Bond—Initial Class	1,466	4,327
MainStay VP MacKay International Equity—Initial Class	810	389
MainStay VP MacKay Strategic Bond—Service Class	32	350
MainStay VP Moderate Allocation—Service Class	980	1,151
MainStay VP Natural Resources—Initial Class	1,266	762
MainStay VP PIMCO Real Return—Service Class	96	180
MainStay VP S&P 500 Index—Initial Class	2,626	7,058
MainStay VP Small Cap Growth—Initial Class	712	225
MainStay VP Small Cap Growth—Service Class	183	72
MainStay VP U.S. Government Money Market—Initial Class	2,267	1,179
MainStay VP Wellington Growth—Initial Class	9,497	3,332
MainStay VP Wellington Mid Cap—Initial Class	2,071	674
MainStay VP Wellington Small Cap—Initial Class	821	268
MainStay VP Wellington U.S. Equity—Initial Class	3,784	1,867
MainStay VP Winslow Large Cap Growth—Initial Class	1,667	835
AB VPS Growth and Income Portfolio—Class B	47	1
American Funds IS Asset Allocation Fund—Class 4	133	454
American Funds IS Global Small Capitalization Fund—Class 4	20	4
American Funds IS Growth Fund—Class 4	94	31
American Funds IS New World Fund®—Class 4	60	37
American Funds IS Washington Mutual Investors FundSM—Class 4	286	73
BlackRock® Global Allocation V.I. Fund—Class III	65	155
BlackRock® High Yield V.I. Fund—Class III	33	45
BNY Mellon IP Technology Growth Portfolio—Initial Shares	502	554
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	27	—
ClearBridge Variable Appreciation Portfolio—Class II	19	12
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	7	1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	26	27
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	363	77
Delaware VIP® Small Cap Value Series—Service Class	62	59
DWS Alternative Asset Allocation VIP—Class B	62	66
Fidelity® VIP Bond Index Portfolio—Service Class 2	8	31

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-I (Non-Qualified Policies)	Purchases	Sales
Fidelity® VIP ContrafundSM Portfolio—Initial Class	$1,804	$2,203
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	8	3
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	595	1,513
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	22	70
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	524	446
Fidelity® VIP Health Care Portfolio—Service Class 2	124	129
Fidelity® VIP International Index Portfolio—Service Class 2	22	4
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	6	1
Fidelity® VIP Mid Cap Portfolio—Service Class 2	240	300
Franklin Templeton Aggressive Model Portfolio—Class II	79	12
Franklin Templeton Conservative Model Portfolio—Class II	10	2
Franklin Templeton Moderate Model Portfolio—Class II	71	45
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	37	2
Franklin Templeton Moderately Conservative Model Portfolio—Class II	116	132
Invesco V.I. EQV International Equity Fund—Series II Shares	45	26
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	12	10
Janus Henderson Enterprise Portfolio—Service Shares	78	47
Janus Henderson Global Research Portfolio—Institutional Shares	1,180	736
MFS® International Intrinsic Value Portfolio—Service Class	41	32
MFS® Investors Trust Series—Initial Class	149	124
MFS® Mid Cap Value Portfolio—Service Class	34	55
MFS® Research Series—Initial Class	133	107
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	82	40
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	290	217
PIMCO VIT Income Portfolio—Advisor Class	49	1
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	21	199
PIMCO VIT Low Duration Portfolio—Advisor Class	20	6
PIMCO VIT Total Return Portfolio—Advisor Class	52	250

Total	$46,989	$44,489

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
MainStay VP American Century Sustainable Equity—Initial Class	$999	$1,481
MainStay VP Balanced—Service Class	1,636	714
MainStay VP Bond—Initial Class	214	823
MainStay VP Candriam Emerging Markets Equity—Initial Class	481	215
MainStay VP CBRE Global Infrastructure—Service Class	42	46
MainStay VP Conservative Allocation—Service Class	1,087	1,276
MainStay VP Epoch U.S. Equity Yield—Initial Class	1,473	2,690
MainStay VP Equity Allocation—Service Class	761	235
MainStay VP Fidelity Institutional AM® Utilities—Service Class	1,161	2,541
MainStay VP Floating Rate—Service Class	1,004	481
MainStay VP Growth Allocation—Service Class	1,661	1,351
MainStay VP Income Builder—Initial Class	3,929	3,385
MainStay VP IQ Hedge Multi-Strategy—Service Class	32	190
MainStay VP Janus Henderson Balanced—Initial Class	3,078	3,613
MainStay VP MacKay Convertible—Initial Class	2,505	2,182
MainStay VP MacKay Government—Initial Class	226	706
MainStay VP MacKay High Yield Corporate Bond—Initial Class	1,824	4,526
MainStay VP MacKay International Equity—Initial Class	1,162	539
MainStay VP MacKay Strategic Bond—Service Class	96	467
MainStay VP Moderate Allocation—Service Class	2,238	1,330
MainStay VP Natural Resources—Initial Class	1,068	878
MainStay VP PIMCO Real Return—Service Class	326	467
MainStay VP S&P 500 Index—Initial Class	5,036	9,131
MainStay VP Small Cap Growth—Initial Class	1,535	548
MainStay VP Small Cap Growth—Service Class	254	256
MainStay VP U.S. Government Money Market—Initial Class	2,860	2,244
MainStay VP Wellington Growth—Initial Class	16,296	5,573
MainStay VP Wellington Mid Cap—Initial Class	3,312	1,222
MainStay VP Wellington Small Cap—Initial Class	1,069	394
MainStay VP Wellington U.S. Equity—Initial Class	6,627	3,042
MainStay VP Winslow Large Cap Growth—Initial Class	3,033	1,248
AB VPS Growth and Income Portfolio—Class B	15	—
American Funds IS Asset Allocation Fund—Class 4	440	400
American Funds IS Global Small Capitalization Fund—Class 4	130	37
American Funds IS Growth Fund—Class 4	337	99
American Funds IS New World Fund®—Class 4	151	84
American Funds IS Washington Mutual Investors FundSM—Class 4	493	212
BlackRock® Global Allocation V.I. Fund—Class III	105	345
BlackRock® High Yield V.I. Fund—Class III	124	199
BNY Mellon IP Technology Growth Portfolio—Initial Shares	974	824
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	6	—
ClearBridge Variable Appreciation Portfolio—Class II	7	9
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	12	1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	36	51
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	839	329
Delaware VIP® Small Cap Value Series—Service Class	81	60
DWS Alternative Asset Allocation VIP—Class B	115	114
Fidelity® VIP Bond Index Portfolio—Service Class 2	15	57

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

Separate Account-II (Tax-Qualified Policies)	Purchases	Sales
Fidelity® VIP ContrafundSM Portfolio—Initial Class	$3,053	$4,679
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	29	87
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	1,072	1,652
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	78	82
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	1,572	850
Fidelity® VIP Health Care Portfolio—Service Class 2	227	197
Fidelity® VIP International Index Portfolio—Service Class 2	10	16
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	1	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	653	753
Franklin Templeton Aggressive Model Portfolio—Class II	195	5
Franklin Templeton Conservative Model Portfolio—Class II	358	39
Franklin Templeton Moderate Model Portfolio—Class II	635	846
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	552	75
Franklin Templeton Moderately Conservative Model Portfolio—Class II	360	278
Invesco V.I. EQV International Equity Fund—Series II Shares	76	84
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	166	12
Janus Henderson Enterprise Portfolio—Service Shares	285	150
Janus Henderson Global Research Portfolio—Institutional Shares	2,284	1,508
MFS® International Intrinsic Value Portfolio—Service Class	100	90
MFS® Investors Trust Series—Initial Class	258	202
MFS® Mid Cap Value Portfolio—Service Class	213	26
MFS® Research International Portfolio—Service Class	4	—
MFS® Research Series—Initial Class	200	151
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	150	141
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	652	596
PIMCO VIT Income Portfolio—Advisor Class	239	27
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	46	238
PIMCO VIT Low Duration Portfolio—Advisor Class	192	329
PIMCO VIT Total Return Portfolio—Advisor Class	101	542

Total	$84,666	$70,270

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam Belgium S.A. (“Candriam Belgium”), CBRE Investment Management Listed Real Assets LLC (“CBRE”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), IndexIQ Advisors LLC (“IndexIQ Advisors”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America, LLC (“NIMNA”), New York Life Investors LLC (“NYLI”), Pacific Investment Management Company LLC (“PIMCO”), Segall Bryant & Hamill, LLC (“SBH”), Wellington Management Company LLP (“Wellington”) and Winslow Capital Management, LLC. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay, IndexIQ Advisors and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. Candriam Belgium is a part of Candriam Investors Group. CBRE is the listed real asset solution within CBRE Investment Management. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. SBH is a wholly-owned subsidiary of CI Financial Corp. Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners’ surrenders in the accompanying Statements of Changes in Net Assets.

NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying Statements of Changes in Net Assets.

Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. These charges are disclosed on the accompanying Statement of Operations.

Separate Account-I and Separate Account-II policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.00%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 0.50%. These ranges are shown as a percentage of average net assets as of December 31, 2021, and approximate the ranges as of December 31, 2022.

NOTE 4—Distribution of Net Income:

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	2022			2021
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP American Century Sustainable Equity—Initial Class	2	(26)	(24)	3	(14)	(11)
MainStay VP Balanced—Service Class	10	(19)	(9)	18	(13)	5
MainStay VP Bond—Initial Class	2	(26)	(24)	6	(30)	(24)
MainStay VP Candriam Emerging Markets Equity—Initial Class	6	(9)	(3)	3	(14)	(11)
MainStay VP CBRE Global Infrastructure—Service Class	6	—	6	—	—	—
MainStay VP Conservative Allocation—Service Class	2	(31)	(29)	4	(36)	(32)
MainStay VP Epoch U.S. Equity Yield—Initial Class	7	(48)	(41)	7	(35)	(28)
MainStay VP Equity Allocation—Service Class	1	(2)	(1)	1	(7)	(6)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	13	(38)	(25)	8	(44)	(36)
MainStay VP Floating Rate—Service Class	6	(26)	(20)	15	(123)	(108)
MainStay VP Growth Allocation—Service Class	14	(37)	(23)	4	(19)	(15)
MainStay VP Income Builder—Initial Class	5	(56)	(51)	13	(44)	(31)
MainStay VP IQ Hedge Multi-Strategy—Service Class	2	(8)	(6)	2	(9)	(7)
MainStay VP Janus Henderson Balanced—Initial Class	3	(79)	(76)	7	(57)	(50)
MainStay VP MacKay Convertible—Initial Class	1	(25)	(24)	7	(23)	(16)
MainStay VP MacKay Government—Initial Class	6	(28)	(22)	3	(41)	(38)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	4	(83)	(79)	18	(56)	(38)
MainStay VP MacKay International Equity—Initial Class	2	(10)	(8)	3	(17)	(14)
MainStay VP MacKay Strategic Bond—Service Class	—	(29)	(29)	3	(20)	(17)
MainStay VP Moderate Allocation—Service Class	2	(56)	(54)	3	(27)	(24)
MainStay VP Natural Resources—Initial Class	114	(68)	46	40	(34)	6
MainStay VP PIMCO Real Return—Service Class	6	(17)	(11)	7	(16)	(9)
MainStay VP S&P 500 Index—Initial Class	4	(62)	(58)	10	(54)	(44)
MainStay VP Small Cap Growth—Initial Class	2	(9)	(7)	1	(14)	(13)
MainStay VP Small Cap Growth—Service Class	1	(3)	(2)	6	(21)	(15)
MainStay VP U.S. Government Money Market—Initial Class	1,740	(889)	851	1,076	(855)	221
MainStay VP Wellington Growth—Initial Class	5	(47)	(42)	9	(51)	(42)
MainStay VP Wellington Mid Cap—Initial Class	3	(15)	(12)	1	(17)	(16)
MainStay VP Wellington Small Cap—Initial Class	12	(22)	(10)	5	(42)	(37)
MainStay VP Wellington U.S. Equity—Initial Class	2	(19)	(17)	1	(31)	(30)
MainStay VP Winslow Large Cap Growth—Initial Class	7	(15)	(8)	5	(18)	(13)
AB VPS Growth and Income Portfolio—Class B	5	—	5	—	—	—
American Funds IS Asset Allocation Fund—Class 4	2	(37)	(35)	30	(13)	17
American Funds IS Global Small Capitalization Fund—Class 4	—	—	—	1	(1)	—
American Funds IS Growth Fund—Class 4	2	(2)	—	5	(1)	4
American Funds IS New World Fund®—Class 4	3	(3)	—	2	(6)	(4)
American Funds IS Washington Mutual Investors FundSM —Class 4	15	(5)	10	1	(7)	(6)
BlackRock® Global Allocation V.I. Fund—Class III	3	(10)	(7)	5	(5)	—
BlackRock® High Yield V.I. Fund—Class III	1	(4)	(3)	6	(2)	4
BNY Mellon IP Technology Growth Portfolio—Initial Shares	5	(14)	(9)	5	(15)	(10)
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	3	—	3	—	—	—
ClearBridge Variable Appreciation Portfolio—Class II	1	(1)	—	—	(3)	(3)
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	—	—	—	—	—	—

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2022			2021
Separate Account-I (Non-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	3	(3)	—	1	(5)	(4)
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2	(2)	—	8	(5)	3
Delaware VIP® Small Cap Value Series—Service Class	5	(5)	—	10	(6)	4
DWS Alternative Asset Allocation VIP—Class B	5	(6)	(1)	—	(11)	(11)
Fidelity® VIP Bond Index Portfolio—Service Class 2	1	(3)	(2)	2	(4)	(2)
Fidelity® VIP ContrafundSM Portfolio—Initial Class	8	(23)	(15)	1	(27)	(26)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	—	—	—	4	(1)	3
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	7	(30)	(23)	3	(15)	(12)
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	—	(6)	(6)	6	—	6
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	4	(14)	(10)	9	(6)	3
Fidelity® VIP Health Care Portfolio—Service Class 2	7	(9)	(2)	10	(4)	6
Fidelity® VIP International Index Portfolio—Service Class 2	2	—	2	5	(3)	2
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	1	—	1	—	—	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	1	(6)	(5)	1	(7)	(6)
Franklin Templeton Aggressive Model Portfolio—Class II	4	(1)	3	13	—	13
Franklin Templeton Conservative Model Portfolio—Class II	1	—	1	5	(2)	3
Franklin Templeton Moderate Model Portfolio—Class II	3	(3)	—	12	(1)	11
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2	—	2	1	—	1
Franklin Templeton Moderately Conservative Model Portfolio—Class II	9	(11)	(2)	6	(1)	5
Invesco V.I. EQV International Equity Fund—Series II Shares	2	(2)	—	—	(4)	(4)
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	1	(1)	—	2	(1)	1
Janus Henderson Enterprise Portfolio—Service Shares	1	(3)	(2)	2	(2)	—
Janus Henderson Global Research Portfolio—Institutional Shares	5	(17)	(12)	10	(24)	(14)
MFS® International Intrinsic Value Portfolio—Service Class	2	(2)	—	2	(5)	(3)
MFS® Investors Trust Series—Initial Class	1	(3)	(2)	—	(8)	(8)
MFS® Mid Cap Value Portfolio—Service Class	—	(3)	(3)	13	(1)	12
MFS® Research Series—Initial Class	—	(2)	(2)	—	(2)	(2)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	1	(3)	(2)	8	(2)	6
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2	(5)	(3)	3	(9)	(6)
PIMCO VIT Income Portfolio—Advisor Class	5	—	5	1	—	1
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2	(18)	(16)	6	(11)	(5)
PIMCO VIT Low Duration Portfolio—Advisor Class	3	(1)	2	5	(7)	(2)
PIMCO VIT Total Return Portfolio—Advisor Class	4	(23)	(19)	9	(20)	(11)

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	2022			2021
Separate Account-II (Tax-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP American Century Sustainable Equity—Initial Class	3	(58)	(55)	6	(63)	(57)
MainStay VP Balanced—Service Class	31	(29)	2	28	(29)	(1)
MainStay VP Bond—Initial Class	5	(32)	(27)	11	(34)	(23)
MainStay VP Candriam Emerging Markets Equity—Initial Class	11	(22)	(11)	12	(34)	(22)
MainStay VP CBRE Global Infrastructure—Service Class	5	(6)	(1)	6	—	6
MainStay VP Conservative Allocation—Service Class	6	(68)	(62)	42	(77)	(35)
MainStay VP Epoch U.S. Equity Yield—Initial Class	12	(75)	(63)	11	(84)	(73)
MainStay VP Equity Allocation—Service Class	2	(9)	(7)	6	(30)	(24)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	13	(117)	(104)	14	(100)	(86)
MainStay VP Floating Rate—Service Class	60	(32)	28	73	(50)	23
MainStay VP Growth Allocation—Service Class	11	(58)	(47)	14	(60)	(46)
MainStay VP Income Builder—Initial Class	8	(63)	(55)	19	(54)	(35)
MainStay VP IQ Hedge Multi-Strategy—Service Class	4	(24)	(20)	5	(6)	(1)
MainStay VP Janus Henderson Balanced—Initial Class	14	(148)	(134)	20	(147)	(127)
MainStay VP MacKay Convertible—Initial Class	9	(34)	(25)	16	(25)	(9)
MainStay VP MacKay Government—Initial Class	8	(31)	(23)	7	(38)	(31)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	5	(85)	(80)	22	(76)	(54)
MainStay VP MacKay International Equity—Initial Class	7	(15)	(8)	4	(19)	(15)
MainStay VP MacKay Strategic Bond—Service Class	4	(38)	(34)	13	(15)	(2)
MainStay VP Moderate Allocation—Service Class	29	(62)	(33)	34	(70)	(36)
MainStay VP Natural Resources—Initial Class	100	(76)	24	53	(95)	(42)
MainStay VP PIMCO Real Return—Service Class	23	(44)	(21)	31	(12)	19
MainStay VP S&P 500 Index—Initial Class	14	(79)	(65)	16	(77)	(61)
MainStay VP Small Cap Growth—Initial Class	5	(23)	(18)	4	(42)	(38)
MainStay VP Small Cap Growth—Service Class	2	(12)	(10)	13	(8)	5
MainStay VP U.S. Government Money Market—Initial Class	2,198	(1,716)	482	2,006	(2,651)	(645)
MainStay VP Wellington Growth—Initial Class	4	(80)	(76)	8	(84)	(76)
MainStay VP Wellington Mid Cap—Initial Class	4	(29)	(25)	4	(30)	(26)
MainStay VP Wellington Small Cap—Initial Class	8	(34)	(26)	15	(51)	(36)
MainStay VP Wellington U.S. Equity—Initial Class	3	(30)	(27)	3	(42)	(39)
MainStay VP Winslow Large Cap Growth—Initial Class	8	(21)	(13)	17	(20)	(3)
AB VPS Growth and Income Portfolio—Class B	1	—	1	—	—	—
American Funds IS Asset Allocation Fund—Class 4	12	(31)	(19)	39	(8)	31
American Funds IS Global Small Capitalization Fund—Class 4	4	(2)	2	3	(1)	2
American Funds IS Growth Fund—Class 4	11	(5)	6	14	(8)	6
American Funds IS New World Fund®—Class 4	6	(6)	—	9	(9)	—
American Funds IS Washington Mutual Investors FundSM—Class 4	16	(14)	2	11	(10)	1
BlackRock® Global Allocation V.I. Fund—Class III	6	(23)	(17)	8	(12)	(4)
BlackRock® High Yield V.I. Fund—Class III	5	(16)	(11)	16	(11)	5
BNY Mellon IP Technology Growth Portfolio—Initial Shares	14	(20)	(6)	14	(17)	(3)
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	1	—	1	—	—	—
ClearBridge Variable Appreciation Portfolio—Class II	—	(1)	(1)	3	—	3
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	—	—	—	—	—	—

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2022			2021
Separate Account-II (Tax-Qualified Policies)	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	3	(5)	(2)	1	(7)	(6)
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	8	(10)	(2)	12	(9)	3
Delaware VIP® Small Cap Value Series—Service Class	5	(5)	—	13	(16)	(3)
DWS Alternative Asset Allocation VIP—Class B	7	(9)	(2)	1	(9)	(8)
Fidelity® VIP Bond Index Portfolio—Service Class 2	1	(6)	(5)	8	(8)	—
Fidelity® VIP ContrafundSM Portfolio—Initial Class	10	(51)	(41)	8	(72)	(64)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2	(7)	(5)	13	(18)	(5)
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	9	(31)	(22)	13	(31)	(18)
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	4	(7)	(3)	6	(5)	1
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	25	(26)	(1)	31	(18)	13
Fidelity® VIP Health Care Portfolio—Service Class 2	13	(14)	(1)	40	(12)	28
Fidelity® VIP International Index Portfolio—Service Class 2	—	(1)	(1)	4	(1)	3
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	5	(14)	(9)	4	(20)	(16)
Franklin Templeton Aggressive Model Portfolio—Class II	14	—	14	11	(1)	10
Franklin Templeton Conservative Model Portfolio—Class II	36	(3)	33	15	(2)	13
Franklin Templeton Moderate Model Portfolio—Class II	50	(71)	(21)	83	(19)	64
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	43	(6)	37	31	(10)	21
Franklin Templeton Moderately Conservative Model Portfolio—Class II	31	(24)	7	42	(2)	40
Invesco V.I. EQV International Equity Fund—Series II Shares	3	(7)	(4)	2	(13)	(11)
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	9	(1)	8	7	—	7
Janus Henderson Enterprise Portfolio—Service Shares	9	(9)	—	9	(13)	(4)
Janus Henderson Global Research Portfolio—Institutional Shares	7	(35)	(28)	8	(47)	(39)
MFS® International Intrinsic Value Portfolio—Service Class	6	(7)	(1)	10	(4)	6
MFS® Investors Trust Series—Initial Class	—	(5)	(5)	1	(5)	(4)
MFS® Mid Cap Value Portfolio—Service Class	11	(1)	10	13	(1)	12
MFS® Research International Portfolio—Service Class	—	—	—	—	—	—
MFS® Research Series—Initial Class	2	(4)	(2)	—	(2)	(2)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2	(10)	(8)	19	(6)	13
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	4	(14)	(10)	6	(8)	(2)
PIMCO VIT Income Portfolio—Advisor Class	23	(2)	21	20	(1)	19
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	4	(21)	(17)	10	(6)	4
PIMCO VIT Low Duration Portfolio—Advisor Class	19	(34)	(15)	2	(12)	(10)
PIMCO VIT Total Return Portfolio—Advisor Class	7	(52)	(45)	32	(69)	(37)

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights

The following table presents financial highlights for each Investment Division as of December 31, 2022, 2021, 2020, 2019 and 2018:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-I (Non-Qualified Policies)
MainStay VP American Century Sustainable Equity—Initial Class	2022	$4,370	193	$22.67	(8.9)%	1.7%
	2021	5,398	217	24.88	23.9%	2.5%
	2020	4,587	228	20.09	(0.3)%	3.5%
	2019	5,058	251	20.16	24.7%	2.3%
	2018	4,735	293	16.16	(10.6)%	2.0%

MainStay VP Balanced—Service Class	2022	$3,042	133	$22.87	(7.2)%	0.8%
	2021	3,502	142	24.65	15.5%	1.1%
	2020	2,920	137	21.34	6.2%	1.8%
	2019	2,819	140	20.09	15.0%	1.7%
	2018	2,662	152	17.47	(8.8)%	1.4%

MainStay VP Bond—Initial Class	2022	$3,275	144	$22.77	(15.6)%	1.9%
	2021	4,529	168	26.97	(2.6)%	1.8%
	2020	5,308	192	27.71	6.5%	2.1%
	2019	4,847	186	26.01	7.7%	2.6%
	2018	4,849	201	24.14	(2.3)%	2.7%

MainStay VP Candriam Emerging Markets Equity—Initial Class	2022	$1,022	131	$7.81	(29.6)%	0.9%
	2021	1,492	134	11.10	(3.3)%	1.1%
	2020	1,667	145	11.47	24.1%	3.3%
	2019	1,623	176	9.24	18.5%	1.4%
	2018	1,698	218	7.80	(21.6)%	1.4%

MainStay VP CBRE Global Infrastructure—Service Class	2022	$58	9	$6.68	(7.4)%	1.7%
	2021	22	3	7.22	13.5%	0.0%
	2020	21	3	6.36	(14.2)%	7.5%
	2019	44	6	7.41	3.7%	0.0%
	2018	42	6	7.14	(28.8)%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Conservative Allocation—Service Class	2022	$3,525	204	$17.30	(13.4)%	4.1%
	2021	4,650	233	19.98	5.5%	1.6%
	2020	5,016	265	18.94	8.6%	1.8%
	2019	5,451	313	17.44	13.1%	2.4%
	2018	5,818	377	15.42	(7.9)%	2.1%

MainStay VP Epoch U.S. Equity Yield—Initial Class	2022	$15,972	500	$31.93	(3.8)%	2.1%
	2021	17,931	541	33.17	21.3%	2.4%
	2020	15,570	569	27.35	(1.3)%	2.7%
	2019	17,678	638	27.70	22.6%	3.1%
	2018	16,580	734	22.60	(6.5)%	2.1%

MainStay VP Equity Allocation—Service Class	2022	$1,357	64	$21.09	(18.9)%	2.9%
	2021	1,706	65	26.01	18.3%	1.7%
	2020	1,567	71	21.99	13.3%	2.1%
	2019	1,498	77	19.41	22.7%	2.3%
	2018	1,920	121	15.83	(14.1)%	1.3%

MainStay VP Fidelity Institutional AM® Utilities—Service Class	2022	$7,127	340	$20.94	4.0%	1.8%
	2021	7,351	365	20.14	15.4%	1.8%
	2020	6,995	401	17.45	(1.9)%	2.3%
	2019	8,323	468	17.79	21.4%	2.2%
	2018	7,659	523	14.66	(0.8)%	0.9%

MainStay VP Floating Rate—Service Class	2022	$1,631	117	$13.98	(2.8)%	4.5%
	2021	1,962	137	14.38	2.1%	3.0%
	2020	3,447	245	14.08	0.9%	3.5%
	2019	3,507	252	13.95	6.8%	4.7%
	2018	4,097	314	13.06	(1.7)%	4.5%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Growth Allocation—Service Class	2022	$5,823	280	$20.81	(15.7)%	3.2%
	2021	7,474	303	24.69	14.2%	2.2%
	2020	6,883	318	21.62	11.2%	2.6%
	2019	7,052	363	19.44	19.6%	2.9%
	2018	6,669	410	16.26	(12.1)%	1.6%

MainStay VP Income Builder—Initial Class	2022	$17,176	368	$46.71	(14.6)%	2.7%
	2021	22,937	419	54.72	9.1%	2.9%
	2020	22,571	450	50.16	6.6%	2.5%
	2019	24,332	517	47.06	16.5%	4.8%
	2018	23,739	588	40.38	(6.4)%	2.8%

MainStay VP IQ Hedge Multi-Strategy—Service Class	2022	$126	17	$7.54	(9.9)%	1.6%
	2021	189	23	8.37	(2.1)%	0.0%
	2020	256	30	8.55	3.8%	1.6%
	2019	311	38	8.05	(2.3)%	1.3%
	2018	342	44	7.71	(1.8)%	0.6%

MainStay VP Janus Henderson Balanced—Initial Class	2022	$14,017	678	$20.67	(17.5)%	1.1%
	2021	18,877	754	25.04	15.8%	1.3%
	2020	17,390	804	21.62	12.8%	1.8%
	2019	16,854	880	19.16	21.3%	1.8%
	2018	15,487	981	15.79	(0.9)%	1.8%

MainStay VP MacKay Convertible—Initial Class	2022	$7,712	133	$57.80	(13.8)%	3.4%
	2021	10,552	157	67.05	7.8%	1.2%
	2020	10,744	173	62.18	34.3%	0.7%
	2019	8,071	174	46.30	20.9%	1.5%
	2018	7,245	189	38.30	(3.5)%	1.7%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay Government—Initial Class	2022	$2,608	127	$20.50	(12.4)%	1.9%
	2021	3,497	149	23.41	(2.8)%	1.5%
	2020	4,510	187	24.08	3.6%	1.4%
	2019	4,535	195	23.24	4.1%	2.1%
	2018	4,078	183	22.33	(1.4)%	2.5%

MainStay VP MacKay High Yield Corporate Bond—Initial Class	2022	$22,616	471	$47.98	(9.2)%	5.2%
	2021	29,073	550	52.87	4.1%	4.7%
	2020	29,857	588	50.77	4.0%	5.7%
	2019	32,349	663	48.80	11.8%	5.4%
	2018	34,540	791	43.66	(2.7)%	5.8%

MainStay VP MacKay International Equity—Initial Class	2022	$3,496	109	$32.02	(27.4)%	0.3%
	2021	5,143	117	44.10	10.8%	0.1%
	2020	5,221	131	39.81	19.3%	0.8%
	2019	4,708	141	33.37	23.2%	0.4%
	2018	4,335	160	27.09	(12.7)%	1.2%

MainStay VP MacKay Strategic Bond—Service Class	2022	$585	50	$11.62	(8.7)%	3.2%
	2021	999	79	12.72	0.4%	2.2%
	2020	1,210	96	12.67	4.5%	2.4%
	2019	1,654	136	12.13	5.4%	3.2%
	2018	1,915	166	11.50	(2.7)%	3.1%

MainStay VP Moderate Allocation—Service Class	2022	$5,731	302	$18.96	(15.0)%	3.4%
	2021	7,940	356	22.31	9.7%	1.0%
	2020	7,724	380	20.34	9.9%	2.3%
	2019	7,454	403	18.52	16.5%	2.8%
	2018	7,510	472	15.90	(9.8)%	2.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Natural Resources—Initial Class	2022	$3,310	293	$11.31	34.1%	1.1%
	2021	2,079	247	8.43	36.2%	1.2%
	2020	1,493	241	6.19	5.5%	2.7%
	2019	1,667	284	5.87	15.1%	0.6%
	2018	2,312	454	5.10	(29.6)%	0.0%

MainStay VP PIMCO Real Return—Service Class	2022	$534	54	$9.81	(12.8)%	5.3%
	2021	730	65	11.26	3.8%	0.3%
	2020	800	74	10.85	10.1%	1.9%
	2019	657	67	9.86	7.2%	2.9%
	2018	657	72	9.19	(4.1)%	1.3%

MainStay VP S&P 500 Index—Initial Class	2022	$43,030	438	$98.23	(19.2)%	1.4%
	2021	60,272	496	121.65	26.9%	1.2%
	2020	51,781	540	95.87	16.7%	1.4%
	2019	49,535	603	82.14	29.6%	1.7%
	2018	43,605	688	63.40	(5.8)%	1.4%

MainStay VP Small Cap Growth—Initial Class	2022	$2,557	126	$20.33	(27.4)%	0.0%
	2021	3,721	133	28.02	8.9%	0.0%
	2020	3,752	146	25.73	38.7%	0.0%
	2019	3,045	164	18.55	24.0%	0.0%
	2018	2,850	190	14.97	(10.1)%	0.0%

MainStay VP Small Cap Growth—Service Class	2022	$593	33	$18.09	(27.6)%	0.0%
	2021	876	35	25.00	8.6%	0.0%
	2020	1,152	50	23.01	38.3%	0.0%
	2019	829	50	16.64	23.7%	0.0%
	2018	572	42	13.45	(10.3)%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP U.S. Government Money Market—Initial Class	2022	$4,259	3,335	$1.28	0.0%	1.4%
	2021	3,172	2,484	1.28	(1.3)%	0.0%
	2020	2,926	2,263	1.30	(1.1)%	0.2%
	2019	3,401	2,602	1.31	0.5%	1.8%
	2018	3,305	2,540	1.30	0.1%	1.4%

MainStay VP Wellington Growth—Initial Class	2022	$26,893	499	$53.92	(34.0)%	0.0%
	2021	44,178	541	81.73	18.2%	0.3%
	2020	40,298	583	69.14	30.6%	0.6%
	2019	34,266	647	52.94	28.3%	0.5%
	2018	30,273	734	41.26	(5.5)%	0.6%

MainStay VP Wellington Mid Cap—Initial Class	2022	$4,619	119	$38.70	(21.5)%	0.0%
	2021	6,444	131	49.33	18.5%	0.6%
	2020	6,113	147	41.64	9.8%	1.0%
	2019	6,205	164	37.91	21.3%	1.1%
	2018	6,400	205	31.26	(13.1)%	1.0%

MainStay VP Wellington Small Cap—Initial Class	2022	$2,397	238	$10.06	(21.9)%	1.1%
	2021	3,199	248	12.88	16.5%	0.4%
	2020	3,150	285	11.05	8.8%	0.1%
	2019	3,185	313	10.16	1.6%	0.2%

MainStay VP Wellington U.S. Equity—Initial Class	2022	$17,304	211	$82.14	(21.7)%	0.6%
	2021	23,961	228	104.90	27.1%	0.9%
	2020	21,307	258	82.53	14.1%	1.6%
	2019	20,311	281	72.35	24.6%	1.4%
	2018	18,612	321	58.08	(7.1)%	1.5%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Winslow Large Cap Growth—Initial Class	2022	$4,929	99	$49.91	(32.1)%	0.0%
	2021	7,845	107	73.45	22.9%	0.0%
	2020	7,164	120	59.76	35.4%	0.0%
	2019	5,859	133	44.14	31.9%	0.0%
	2018	4,752	142	33.46	2.2%	0.0%

AB VPS Growth and Income Portfolio—Class B	2022	$47	5	$10.01	0.1%	0.2%

American Funds IS Asset Allocation Fund—Class 4	2022	$547	45	$12.13	(14.8)%	1.4%
	2021	1,137	80	14.23	13.4%	1.4%
	2020	788	63	12.55	10.7%	1.5%
	2019	657	58	11.34	19.4%	2.4%
	2018	166	17	9.50	(5.0)%	1.5%

American Funds IS Global Small Capitalization Fund—Class 4	2022	$39	3	$12	(0.31)	0.0%
	2021	52	3	17.57	5.1%	0.0%
	2020	50	3	16.72	27.7%	0.2%
	2019	55	4	13.09	29.5%	0.0%
	2018	116	11	10.11	(12.0)%	0.0%

American Funds IS Growth Fund—Class 4	2022	$458	29	$16.03	(31.0)%	0.1%
	2021	680	29	23.23	20.1%	0.1%
	2020	485	25	19.34	49.8%	0.2%
	2019	105	8	12.92	28.8%	0.5%
	2018	41	4	10.03	(1.8)%	0.7%

American Funds IS New World Fund®—Class 4	2022	$161	13	$12.00	(23.3)%	1.1%
	2021	200	13	15.63	3.3%	0.6%
	2020	262	17	15.14	21.7%	0.0%
	2019	275	22	12.44	27.2%	0.8%
	2018	245	25	9.78	(15.4)%	0.7%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
American Funds IS Washington Mutual Investors FundSM —Class 4	2022	$389	28	$13.82	(9.9)%	2.0%
	2021	278	18	15.34	25.9%	1.2%
	2020	289	24	12.19	7.1%	1.6%
	2019	270	24	11.38	19.5%	2.0%
	2018	134	14	9.53	(10.1)%	2.3%

BlackRock® Global Allocation V.I. Fund—Class III	2022	$904	66	$13.63	(17.2)%	0.0%
	2021	1,201	73	16.45	5.0%	0.8%
	2020	1,137	73	15.66	19.1%	1.2%
	2019	1,220	93	13.14	16.2%	1.2%
	2018	1,259	111	11.31	(8.8)%	0.8%

BlackRock® High Yield V.I. Fund—Class III	2022	$386	33	$11.58	(11.7)%	5.1%
	2021	470	36	13.11	3.9%	4.2%
	2020	410	32	12.63	5.7%	5.2%
	2019	388	32	11.95	13.4%	5.1%
	2018	351	33	10.54	(4.2)%	5.2%

BNY Mellon IP Technology Growth Portfolio—Initial Shares	2022	$2,146	66	$32.33	(47.1)%	0.0%
	2021	4,575	75	61.09	11.5%	0.0%
	2020	4,651	85	54.80	67.7%	0.2%
	2019	2,655	81	32.67	24.2%	0.0%
	2018	2,338	89	26.31	(2.3)%	0.0%

BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	2022	$25	3	$9.17	(8.3)%	0.0%

ClearBridge Variable Appreciation Portfolio—Class II	2022	$34	2	$16.26	(13.8)%	0.8%
	2021	34	2	18.86	21.7%	0.2%
	2020	72	5	15.49	13.0%	0.9%
	2019	60	4	13.70	27.9%	1.3%
	2018	33	3	10.72	(3.3)%	2.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2022	$25	2	$11.24	17.2%	25.5%
	2021	21	2	9.59	30.3%	0.0%
	2020	15	2	7.36	(2.8)%	22.9%
	2019	19	3	7.57	6.4%	0.6%
	2018	5	1	7.12	(15.3)%	0.0%

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2022	$77	8	$9.71	(17.2)%	4.1%
	2021	97	8	11.73	(3.7)%	3.7%
	2020	148	12	12.18	5.8%	3.0%
	2019	202	18	11.52	10.6%	5.1%
	2018	99	10	10.41	(8.6)%	4.4%

Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2022	$697	23	$30.04	(10.1)%	0.5%
	2021	775	23	33.43	27.1%	0.6%
	2020	518	20	26.29	7.2%	0.3%
	2019	595	24	24.53	19.4%	0.3%
	2018	573	28	20.54	(19.2)%	0.2%

Delaware VIP® Small Cap Value Series—Service Class	2022	$190	16	$11.87	(13.5)%	0.5%
	2021	226	16	13.72	32.3%	0.7%
	2020	124	12	10.37	(3.4)%	1.0%
	2019	119	11	7.89	(26.5)%	0.7%
	2018	3	—	8.52	(18.0)%	0.6%

DWS Alternative Asset Allocation VIP—Class B	2022	$126	11	$11.25	(8.9)%	6.4%
	2021	151	12	12.36	10.9%	2.0%
	2020	257	23	11.14	4.0%	2.3%
	2019	294	27	10.72	12.9%	3.3%
	2018	173	18	9.49	(10.5)%	0.9%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Bond Index Portfolio—Service Class 2	2022	$80	10	$8.24	(14.5)%	1.3%
	2021	118	12	9.64	(3.5)%	0.8%
	2020	136	14	9.99	(0.1)%	1.0%

Fidelity® VIP ContrafundSM Portfolio—Initial Class	2022	$20,249	258	$78.45	(27.3)%	0.5%
	2021	29,474	273	107.85	26.2%	0.1%
	2020	25,547	299	85.47	28.9%	0.2%
	2019	22,789	344	66.32	29.9%	0.4%
	2018	20,292	397	51.06	(7.6)%	0.7%

Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2022	$106	10	$10.29	(21.4)%	1.6%
	2021	130	10	13.09	(3.7)%	2.2%
	2020	101	7	13.58	29.2%	0.7%
	2019	67	6	10.52	27.5%	1.3%
	2018	69	8	8.25	(17.5)%	0.7%

Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2022	$5,216	106	$49.43	(6.2)%	1.8%
	2021	6,805	129	52.69	23.3%	1.9%
	2020	6,013	141	42.74	5.3%	1.8%
	2019	6,322	156	40.58	25.8%	2.0%
	2018	5,850	181	32.26	(9.5)%	2.2%

Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2022	$49	4	$11.38	(16.2)%	1.7%
	2021	132	10	13.58	10.9%	1.1%
	2020	51	4	12.24	13.6%	1.3%
	2019	28	3	10.77	7.7%	1.4%

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2022	$1,491	57	$26.26	(39.1)%	0.0%
	2021	2,887	67	43.12	10.2%	0.0%
	2020	2,484	64	39.12	66.1%	0.0%
	2019	1,133	48	23.56	38.7%	0.0%
	2018	511	30	16.99	10.8%	0.1%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Health Care Portfolio—Service Class 2	2022	$520	38	$13.81	(13.7)%	0.0%
	2021	638	40	16.02	10.0%	0.1%
	2020	491	34	14.56	19.7%	0.7%
	2019	73	6	12.16	21.6%	0.6%

Fidelity® VIP International Index Portfolio—Service Class 2	2022	$83	8	$10.20	(17.3)%	2.4%
	2021	80	6	12.33	6.1%	3.0%
	2020	42	4	11.63	8.9%	1.9%
	2019	17	2	10.67	6.7%	3.9%

Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	2022	$5	1	$9.54	(4.6)%	2.1%

Fidelity® VIP Mid Cap Portfolio—Service Class 2	2022	$2,755	59	$46.77	(16.1)%	0.3%
	2021	3,564	64	55.73	23.7%	0.4%
	2020	3,160	70	45.05	16.3%	0.4%
	2019	3,203	83	38.72	21.6%	0.7%
	2018	3,039	95	31.85	(15.9)%	0.4%

Franklin Templeton Aggressive Model Portfolio—Class II	2022	$205	16	$12.47	(17.9)%	2.2%
	2021	194	13	15.19	18.0%	1.5%

Franklin Templeton Conservative Model Portfolio—Class II	2022	$39	4	$9.68	(14.3)%	2.4%
	2021	37	3	11.29	3.4%	1.8%

Franklin Templeton Moderate Model Portfolio—Class II	2022	$986	90	$10.94	(16.1)%	2.5%
	2021	1,173	90	13.03	10.9%	1.7%
	2020	923	79	11.76	17.6%	0.9%

Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2022	$85	7	$11.54	(17.1)%	2.6%
	2021	65	5	13.92	13.1%	1.7%
	2020	52	4	12.31	23.1%	1.4%

Franklin Templeton Moderately Conservative Model Portfolio—Class II	2022	$170	16	$10.53	(14.4)%	2.3%
	2021	217	18	12.30	7.6%	1.9%
	2020	153	13	11.44	14.4%	1.3%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Invesco V.I. EQV International Equity Fund—Series II Shares	2022	$220	20	$11.03	(19.6)%	1.4%
	2021	280	20	13.71	4.2%	1.1%
	2020	312	24	13.15	12.3%	2.0%
	2019	345	29	11.71	26.6%	1.3%
	2018	293	32	9.25	(16.3)%	1.8%

Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2022	$19	1	$15.33	(17.1)%	0.2%
	2021	24	1	18.50	20.7%	0.2%

Janus Henderson Enterprise Portfolio—Service Shares	2022	$368	25	$14.94	(17.2)%	0.1%
	2021	489	27	18.05	15.0%	0.2%
	2020	426	27	15.69	17.6%	0.0%
	2019	408	31	13.34	33.4%	0.1%
	2018	40	4	10.00	(2.0)%	0.1%

Janus Henderson Global Research Portfolio—Institutional Shares	2022	$7,851	215	$36.48	(20.5)%	1.1%
	2021	10,412	227	45.86	16.6%	0.5%
	2020	9,498	241	39.34	18.5%	0.7%
	2019	8,153	246	33.20	27.4%	1.0%
	2018	6,763	260	26.06	(8.1)%	1.1%

MFS® International Intrinsic Value Portfolio—Service Class	2022	$152	12	$12.20	(24.7)%	0.5%
	2021	197	12	16.20	8.9%	0.1%
	2020	228	15	14.89	18.7%	0.9%
	2019	155	12	12.55	24.0%	1.6%
	2018	93	9	10.12	(10.9)%	0.8%

MFS® Investors Trust Series—Initial Class	2022	$700	22	$31.91	(17.6)%	0.7%
	2021	922	24	38.71	25.2%	0.6%
	2020	983	32	30.93	12.4%	0.6%
	2019	1,075	39	27.51	29.9%	0.7%
	2018	1,038	49	21.18	(6.7)%	0.6%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MFS® Mid Cap Value Portfolio—Service Class	2022	$208	13	$15.79	(10.2)%	0.8%
	2021	276	16	17.58	28.9%	0.8%
	2020	56	4	13.64	36.4%	0.5%

MFS® Research Series—Initial Class	2022	$784	21	$36.95	(18.3)%	0.5%
	2021	1,044	23	45.22	23.2%	0.5%
	2020	928	25	37	15.1%	0.7%
	2019	995	31	31.89	31.2%	0.8%
	2018	797	33	24.30	(5.6)%	0.7%

Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2022	$251	24	$10.61	(28.2)%	1.0%
	2021	378	26	14.77	37.6%	1.9%
	2020	219	20	10.73	(18.2)%	2.6%
	2019	351	27	13.11	17.1%	1.7%
	2018	468	42	11.19	(9.2)%	2.3%

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2022	$977	24	$40.92	(29.7)%	0.0%
	2021	1,583	27	58.25	11.3%	0.0%
	2020	1,706	33	52.35	37.9%	0.0%
	2019	1,266	33	37.96	30.8%	0.0%
	2018	1,047	36	29.03	(7.8)%	0.0%

PIMCO VIT Income Portfolio—Advisor Class	2022	$88	9	$10.18	(9.1)%	3.6%
	2021	44	4	11.19	0.6%	2.7%
	2020	30	3	11.13	11.3%	1.0%

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2022	$258	24	$10.62	(11.4)%	1.4%
	2021	485	40	11.98	(3.3)%	1.5%
	2020	560	45	12.39	4.1%	5.8%
	2019	647	54	11.91	5.5%	1.7%
	2018	738	65	11.28	0.7%	1.2%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
PIMCO VIT Low Duration Portfolio—Advisor Class	2022	$89	10	$9.33	(7.0)%	1.6%
	2021	82	8	10.04	(2.3)%	0.4%
	2020	103	10	10.28	1.6%	1.1%
	2019	90	9	10.12	2.6%	2.8%
	2018	181	18	9.86	(1.1)%	1.7%

PIMCO VIT Total Return Portfolio—Advisor Class	2022	$487	50	$9.72	(15.5)%	2.5%
	2021	793	69	11.50	(2.6)%	1.7%
	2020	946	80	11.81	7.1%	2.0%
	2019	804	73	11.03	6.9%	2.9%
	2018	669	65	10.32	(1.9)%	2.4%

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)

Total returns are not annualized for periods less than a year. The amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2)

These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Separate Account-II (Tax-Qualified Policies)
MainStay VP American Century Sustainable Equity—Initial Class	2022	$7,006	309	$22.67	(8.9)%	1.7%
	2021	9,067	364	24.88	23.9%	2.5%
	2020	8,460	421	20.09	(0.3)%	3.6%
	2019	9,221	457	20.16	24.7%	2.3%
	2018	8,464	524	16.16	(10.6)%	1.9%

MainStay VP Balanced—Service Class	2022	$4,686	205	$22.88	(7.2)%	0.8%
	2021	5,002	203	24.65	15.5%	1.1%
	2020	4,348	204	21.34	6.2%	1.8%
	2019	4,981	248	20.09	15.0%	1.7%
	2018	4,848	277	17.48	(8.8)%	1.4%

MainStay VP Bond—Initial Class	2022	$5,069	223	$22.77	(15.6)%	1.9%
	2021	6,734	250	26.97	(2.6)%	1.8%
	2020	7,564	273	27.71	6.5%	2.0%
	2019	7,926	305	26.01	7.7%	2.7%
	2018	7,797	323	24.14	(2.3)%	2.7%

MainStay VP Candriam Emerging Markets Equity—Initial Class	2022	$2,460	315	$7.81	(29.6)%	0.9%
	2021	3,613	326	11.10	(3.3)%	1.1%
	2020	3,989	348	11.47	24.1%	3.3%
	2019	3,566	386	9.24	18.5%	1.4%
	2018	3,387	434	7.80	(21.6)%	1.4%

MainStay VP CBRE Global Infrastructure—Service Class	2022	$102	15	$6.68	(7.4)%	1.5%
	2021	113	16	7.22	13.5%	0.0%
	2020	61	10	6.36	(14.2)%	9.3%
	2019	46	6	7.41	3.7%	0.0%
	2018	73	10	7.14	(28.8)%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Conservative Allocation—Service Class	2022	$6,488	376	$17.25	(13.4)%	4.1%
	2021	8,721	438	19.92	5.5%	1.6%
	2020	8,941	473	18.89	8.6%	1.8%
	2019	9,069	521	17.39	13.1%	2.5%
	2018	8,619	560	15.38	(7.9)%	2.1%

MainStay VP Epoch U.S. Equity Yield—Initial Class	2022	$25,434	786	$32.36	(3.8)%	2.1%
	2021	28,556	849	33.62	21.3%	2.4%
	2020	25,565	922	27.72	(1.3)%	2.8%
	2019	28,485	1,015	28.07	22.6%	3.1%
	2018	26,346	1,150	22.90	(6.5)%	2.1%

MainStay VP Equity Allocation—Service Class	2022	$3,784	177	$21.28	(18.9)%	2.9%
	2021	4,837	184	26.24	18.3%	1.6%
	2020	4,632	208	22.18	13.3%	2.0%
	2019	5,000	255	19.58	22.7%	2.7%
	2018	4,424	277	15.96	(14.1)%	1.2%

MainStay VP Fidelity Institutional AM® Utilities—Service Class	2022	$12,939	618	$20.94	4.0%	1.8%
	2021	14,545	722	20.14	15.4%	1.8%
	2020	14,100	808	17.45	(1.9)%	2.3%
	2019	16,887	949	17.79	21.4%	2.2%
	2018	16,096	1,098	14.66	(0.8)%	0.9%

MainStay VP Floating Rate—Service Class	2022	$3,874	277	$13.98	(2.8)%	4.5%
	2021	3,580	249	14.38	2.1%	2.9%
	2020	3,179	226	14.08	0.9%	3.5%
	2019	3,549	255	13.95	6.8%	4.7%
	2018	3,809	292	13.06	(1.7)%	4.5%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Growth Allocation—Service Class	2022	$8,292	393	$21.11	(15.7)%	3.2%
	2021	11,029	440	25.05	14.2%	2.2%
	2020	10,661	486	21.93	11.2%	2.7%
	2019	11,441	580	19.72	19.6%	2.8%
	2018	11,196	679	16.50	(12.1)%	1.7%

MainStay VP Income Builder—Initial Class	2022	$27,871	597	$46.71	(14.6)%	2.8%
	2021	35,692	652	54.72	9.1%	2.9%
	2020	34,453	687	50.16	6.6%	2.5%
	2019	35,546	755	47.06	16.5%	4.8%
	2018	34,089	844	40.38	(6.4)%	2.8%

MainStay VP IQ Hedge Multi-Strategy—Service Class	2022	$541	72	$7.54	(9.9)%	1.5%
	2021	773	92	8.37	(2.1)%	0.0%
	2020	794	93	8.55	3.8%	1.9%
	2019	839	102	8.24	6.8%	1.3%
	2018	959	124	7.71	(1.8)%	0.6%

MainStay VP Janus Henderson Balanced—Initial Class	2022	$31,606	1,529	$20.67	(17.5)%	1.1%
	2021	41,651	1,663	25.04	15.8%	1.3%
	2020	38,696	1,790	21.62	12.8%	1.9%
	2019	37,481	1,956	19.16	21.3%	1.8%
	2018	34,236	2,168	15.79	(0.9)%	1.8%

MainStay VP MacKay Convertible—Initial Class	2022	$12,926	224	$57.64	(13.8)%	3.4%
	2021	16,683	249	66.87	7.8%	1.1%
	2020	16,013	258	62.01	34.3%	0.7%
	2019	12,693	275	46.18	20.9%	1.5%
	2018	10,876	285	38.20	(3.5)%	1.6%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP MacKay Government—Initial Class	2022	$3,469	169	$20.50	(12.4)%	1.8%
	2021	4,502	192	23.41	(2.8)%	1.5%
	2020	5,367	223	24.08	3.6%	1.4%
	2019	5,393	232	23.24	4.1%	2.0%
	2018	5,237	235	22.33	(1.4)%	2.5%

MainStay VP MacKay High Yield Corporate Bond—Initial Class	2022	$28,019	585	$47.93	(9.2)%	5.3%
	2021	35,099	665	52.81	4.1%	4.7%
	2020	36,481	719	50.71	4.0%	5.8%
	2019	38,874	798	48.74	11.8%	5.6%
	2018	38,882	892	43.61	(2.7)%	5.8%

MainStay VP MacKay International Equity—Initial Class	2022	$4,702	147	$32.03	(27.4)%	0.3%
	2021	6,840	155	44.12	10.8%	0.1%
	2020	6,765	170	39.82	19.3%	0.8%
	2019	6,610	198	33.38	23.2%	0.4%
	2018	6,030	223	27.10	(12.7)%	1.1%

MainStay VP MacKay Strategic Bond—Service Class	2022	$1,732	149	$11.62	(8.7)%	3.3%
	2021	2,332	183	12.72	0.4%	2.2%
	2020	2,347	185	12.67	4.5%	2.4%
	2019	2,571	212	12.13	5.4%	3.3%
	2018	2,758	240	11.50	(2.7)%	3.1%

MainStay VP Moderate Allocation—Service Class	2022	$10,878	570	$19.09	(15.0)%	3.4%
	2021	13,545	603	22.46	9.7%	0.9%
	2020	13,096	639	20.48	9.9%	2.3%
	2019	14,127	758	18.64	16.5%	2.7%
	2018	13,547	846	16.01	(9.8)%	2.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Natural Resources—Initial Class	2022	$4,979	440	$11.31	34.1%	1.1%
	2021	3,504	416	8.43	36.2%	1.2%
	2020	2,835	458	6.19	5.5%	2.6%
	2019	3,105	529	5.87	15.1%	0.7%
	2018	3,194	627	5.10	(29.6)%	0.0%

MainStay VP PIMCO Real Return—Service Class	2022	$1,122	114	$9.81	(12.8)%	5.7%
	2021	1,516	135	11.26	3.8%	0.3%
	2020	1,260	116	10.85	10.1%	1.9%
	2019	1,144	116	9.86	7.2%	2.9%
	2018	1,266	138	9.19	(4.1)%	1.3%

MainStay VP S&P 500 Index—Initial Class	2022	$75,388	768	$98.23	(19.2)%	1.4%
	2021	101,381	833	121.65	26.9%	1.2%
	2020	85,745	894	95.87	16.7%	1.4%
	2019	79,151	964	82.14	29.6%	1.7%
	2018	68,628	1,082	63.40	(5.8)%	1.4%

MainStay VP Small Cap Growth—Initial Class	2022	$5,462	269	$20.33	(27.4)%	0.0%
	2021	8,052	287	28.02	8.9%	0.0%
	2020	8,365	325	25.73	38.7%	0.0%
	2019	6,734	363	18.55	24.0%	0.0%
	2018	5,988	400	14.97	(10.1)%	0.0%

MainStay VP Small Cap Growth—Service Class	2022	$790	44	$18.09	(27.6)%	0.0%
	2021	1,339	54	25.00	8.6%	0.0%
	2020	1,124	49	23.01	38.3%	0.0%
	2019	773	46	16.64	23.7%	0.0%
	2018	597	44	13.45	(10.3)%	0.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP U.S. Government Money Market—Initial Class	2022	$6,976	5,461	$1.28	0.0%	1.3%
	2021	6,360	4,979	1.28	(1.3)%	0.0%
	2020	7,279	5,624	1.30	(1.1)%	0.2%
	2019	5,005	3,827	1.31	0.5%	1.8%
	2018	6,368	4,891	1.30	0.1%	1.4%

MainStay VP Wellington Growth—Initial Class	2022	$46,985	872	$53.92	(34.0)%	0.0%
	2021	77,445	948	81.73	18.2%	0.3%
	2020	70,814	1,024	69.14	30.6%	0.6%
	2019	59,366	1,121	52.94	28.3%	0.5%
	2018	52,267	1,267	41.26	(5.5)%	0.6%

MainStay VP Wellington Mid Cap—Initial Class	2022	$7,707	199	$38.77	(21.5)%	0.0%
	2021	11,085	224	49.41	18.5%	0.6%
	2020	10,433	250	41.71	9.8%	1.0%
	2019	11,003	290	37.98	21.3%	1.1%
	2018	10,170	325	31.31	(13.1)%	1.0%

MainStay VP Wellington Small Cap—Initial Class	2022	$3,395	337	$10.06	(21.9)%	1.1%
	2021	4,668	363	12.88	16.5%	0.4%
	2020	4,414	399	11.05	8.8%	0.1%
	2019	4,505	443	10.16	1.6%	0.2%

MainStay VP Wellington U.S. Equity—Initial Class	2022	$29,496	359	$82.14	(21.7)%	0.6%
	2021	40,486	386	104.90	27.1%	0.9%
	2020	35,098	425	82.53	14.1%	1.5%
	2019	34,577	478	72.35	24.6%	1.5%
	2018	31,097	535	58.08	(7.1)%	1.6%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MainStay VP Winslow Large Cap Growth—Initial Class	2022	$9,755	194	$50.34	(32.1)%	0.0%
	2021	15,315	207	74.09	22.9%	0.0%
	2020	12,677	210	60.28	35.4%	0.0%
	2019	10,228	230	44.52	31.9%	0.0%
	2018	8,404	249	33.75	2.2%	0.0%

AB VPS Growth and Income Portfolio—Class B	2022	$14	1	$10.01	0.1%	0.9%

American Funds IS Asset Allocation Fund—Class 4	2022	$2,224	183	$12.13	(14.8)%	1.6%
	2021	2,878	202	14.23	13.4%	1.4%
	2020	2,147	171	12.55	10.7%	1.6%
	2019	1,517	134	11.34	19.4%	1.9%
	2018	622	66	9.50	(5.0)%	2.2%

American Funds IS Global Small Capitalization Fund—Class 4	2022	$197	16	$12.19	(30.6)%	0.0%
	2021	254	14	17.57	5.1%	0.0%
	2020	203	12	16.72	27.7%	0.1%
	2019	161	12	13.09	29.5%	0.0%
	2018	119	12	10.11	(12.0)%	0.0%

American Funds IS Growth Fund—Class 4	2022	$784	49	$16.03	(31.0)%	0.1%
	2021	991	43	23.23	20.1%	0.1%
	2020	720	37	19.34	49.8%	0.2%
	2019	358	28	12.92	28.8%	0.6%
	2018	154	15	10.03	(1.8)%	0.3%

American Funds IS New World Fund®—Class 4	2022	$691	58	$12.00	(23.3)%	1.1%
	2021	904	58	15.63	3.3%	0.6%
	2020	873	58	15.14	21.7%	0.0%
	2019	789	63	12.44	27.2%	0.8%
	2018	634	65	9.78	(15.4)%	0.7%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
American Funds IS Washington Mutual Investors FundSM—Class 4	2022	$1,087	79	$13.82	(9.9)%	1.8%
	2021	1,181	77	15.34	25.9%	1.3%
	2020	925	76	12.19	7.1%	1.7%
	2019	846	74	11.38	19.5%	2.1%
	2018	510	54	9.53	(10.1)%	2.5%

BlackRock® Global Allocation V.I. Fund—Class III	2022	$1,807	133	$13.63	(17.2)%	0.0%
	2021	2,466	150	16.45	5.0%	0.8%
	2020	2,414	154	15.66	19.1%	1.3%
	2019	2,274	173	13.14	16.2%	1.1%
	2018	2,628	232	11.31	(8.8)%	0.8%

BlackRock® High Yield V.I. Fund—Class III	2022	$1,023	88	$11.58	(11.7)%	5.1%
	2021	1,293	99	13.11	3.9%	4.3%
	2020	1,187	94	12.63	5.7%	5.0%
	2019	887	74	11.95	13.4%	5.1%
	2018	689	65	10.54	(4.2)%	5.2%

BNY Mellon IP Technology Growth Portfolio—Initial Shares	2022	$4,042	129	$31.37	(47.1)%	0.0%
	2021	8,027	135	59.28	11.5%	0.0%
	2020	7,331	138	53.18	67.7%	0.2%
	2019	4,908	155	31.71	24.2%	0.0%
	2018	4,171	163	25.53	(2.3)%	0.0%

BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	2022	$6	1	$9.17	(8.3)%	0.0%

ClearBridge Variable Appreciation Portfolio—Class II	2022	$118	7	$16.26	(13.8)%	0.8%
	2021	144	8	18.86	21.7%	0.5%
	2020	82	5	15.49	13.0%	0.6%
	2019	112	8	13.70	27.9%	1.4%
	2018	27	3	10.72	(3.3)%	1.5%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2022	$42	4	$11.24	17.2%	25.6%
	2021	35	4	9.59	30.3%	0.0%
	2020	26	4	7.36	(2.8)%	20.8%
	2019	27	4	7.57	6.4%	0.9%
	2018	25	4	7.12	(15.3)%	0.0%

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2022	$198	20	$9.71	(17.2)%	4.1%
	2021	259	22	11.73	(3.7)%	3.6%
	2020	338	28	12.18	5.8%	3.3%
	2019	323	28	11.52	10.6%	4.8%
	2018	256	25	10.41	(8.6)%	4.4%

Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2022	$1,333	44	$30.04	(10.1)%	0.5%
	2021	1,523	46	33.43	27.1%	0.5%
	2020	1,124	43	26.29	7.2%	0.3%
	2019	1,337	55	24.53	19.4%	0.3%
	2018	1,247	61	20.54	(19.2)%	0.2%

Delaware VIP® Small Cap Value Series—Service Class	2022	$242	20	$11.87	(13.5)%	0.5%
	2021	270	20	13.72	32.3%	0.4%
	2020	241	23	10.37	(3.4)%	1.1%
	2019	195	18	10.74	26.1%	0.7%
	2018	89	10	8.52	(18.0)%	0.1%

DWS Alternative Asset Allocation VIP—Class B	2022	$385	34	$11.25	(8.9)%	6.2%
	2021	442	36	12.36	10.9%	1.7%
	2020	489	44	11.14	4.0%	2.6%
	2019	495	46	10.72	12.9%	3.1%
	2018	356	37	9.49	(10.5)%	1.3%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Bond Index Portfolio—Service Class 2	2022	$217	26	$8.24	(14.5)%	1.4%
	2021	302	31	9.64	(3.5)%	0.8%
	2020	313	31	9.99	(0.1)%	0.9%

Fidelity® VIP ContrafundSM Portfolio—Initial Class	2022	$38,905	506	$76.94	(27.3)%	0.5%
	2021	57,843	547	105.78	26.2%	0.1%
	2020	51,206	611	83.83	28.9%	0.2%
	2019	44,810	689	65.05	29.9%	0.5%
	2018	38,953	778	50.08	(7.6)%	0.7%

Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2022	$188	18	$10.29	(21.4)%	1.5%
	2021	299	23	13.09	(3.7)%	1.7%
	2020	382	28	13.58	29.2%	0.7%
	2019	218	21	10.52	27.5%	1.6%
	2018	90	11	8.25	(17.5)%	0.8%

Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2022	$12,161	248	$49.06	(6.2)%	1.9%
	2021	14,097	270	52.29	23.3%	1.9%
	2020	12,196	288	42.42	5.3%	1.8%
	2019	12,535	311	40.28	25.8%	2.0%
	2018	10,766	336	32.02	(9.5)%	2.2%

Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2022	$144	13	$11.38	(16.2)%	1.4%
	2021	217	16	13.58	10.9%	1.0%
	2020	188	15	12.24	13.6%	1.1%
	2019	42	4	10.77	7.7%	2.5%

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2022	$3,460	132	$26.26	(39.1)%	0.0%
	2021	5,739	133	43.12	10.2%	0.0%
	2020	4,698	120	39.12	66.1%	0.0%
	2019	2,619	111	23.56	38.7%	0.0%
	2018	1,251	74	16.99	10.8%	0.1%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Fidelity® VIP Health Care Portfolio—Service Class 2	2022	$924	67	$13.81	(13.7)%	0.0%
	2021	1,090	68	16.02	10.0%	0.0%
	2020	586	40	14.56	19.7%	0.7%
	2019	117	10	12.16	21.6%	0.3%

Fidelity® VIP International Index Portfolio—Service Class 2	2022	$53	5	$10.20	(17.3)%	2.1%
	2021	70	6	12.33	6.1%	2.4%
	2020	36	3	11.63	8.9%	1.2%
	2019	63	6	10.67	6.7%	2.1%

Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	2022	$1	—	$9.54	(4.6)%	0.0%

Fidelity® VIP Mid Cap Portfolio—Service Class 2	2022	$5,737	121	$47.57	(16.1)%	0.3%
	2021	7,374	130	56.68	23.7%	0.4%
	2020	6,676	146	45.82	16.3%	0.4%
	2019	6,561	167	39.39	21.6%	0.7%
	2018	6,331	195	32.40	(15.9)%	0.4%

Franklin Templeton Aggressive Model Portfolio—Class II	2022	$433	35	$12.47	(17.9)%	3.4%
	2021	320	21	15.19	18.0%	1.7%
	2020	135	11	12.88	28.8%	1.7%

Franklin Templeton Conservative Model Portfolio—Class II	2022	$705	73	$9.68	(14.3)%	3.4%
	2021	449	40	11.29	3.4%	2.2%
	2020	290	27	10.93	9.3%	1.5%

Franklin Templeton Moderate Model Portfolio—Class II	2022	$1,278	117	$10.94	(16.1)%	2.4%
	2021	1,798	138	13.03	10.9%	1.9%
	2020	872	74	11.76	17.6%	1.4%

Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2022	$840	73	$11.54	(17.1)%	2.9%
	2021	499	36	13.92	13.1%	2.0%
	2020	180	15	12.31	23.1%	1.7%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
Franklin Templeton Moderately Conservative Model Portfolio—Class II	2022	$1,086	103	$10.53	(14.4)%	2.7%
	2021	1,178	96	12.30	7.6%	2.5%
	2020	645	56	11.44	14.4%	1.5%

Invesco V.I. EQV International Equity Fund—Series II Shares	2022	$338	31	$11.03	(19.6)%	1.5%
	2021	481	35	13.71	4.2%	1.0%
	2020	599	46	13.15	12.3%	2.1%
	2019	618	53	11.71	26.6%	1.3%
	2018	509	55	9.25	(16.3)%	1.7%

Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2022	$239	16	$15.33	(17.1)%	0.3%
	2021	143	8	18.50	20.7%	0.3%
	2020	20	1	15.33	53.3%	0.3%

Janus Henderson Enterprise Portfolio—Service Shares	2022	$796	53	$14.94	(17.2)%	0.1%
	2021	953	53	18.05	15.0%	0.2%
	2020	888	57	15.69	17.6%	0.0%
	2019	727	55	13.34	33.4%	0.1%
	2018	219	22	10.00	(2.0)%	0.1%

Janus Henderson Global Research Portfolio—Institutional Shares	2022	$15,320	419	$36.55	(20.5)%	1.1%
	2021	20,516	447	45.95	16.6%	0.5%
	2020	19,162	486	39.42	18.5%	0.7%
	2019	17,645	531	33.26	27.4%	1.0%
	2018	15,675	600	26.11	(8.1)%	1.1%

MFS® International Intrinsic Value Portfolio—Service Class	2022	$474	39	$12.20	(24.7)%	0.5%
	2021	647	40	16.20	8.9%	0.1%
	2020	500	34	14.89	18.7%	0.8%
	2019	424	34	12.55	24.0%	1.5%
	2018	237	23	10.12	(10.9)%	1.0%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
MFS® Investors Trust Series—Initial Class	2022	$1,746	53	$32.79	(17.6)%	0.7%
	2021	2,308	58	39.78	25.2%	0.6%
	2020	1,975	62	31.78	12.4%	0.6%
	2019	1,994	70	28.27	29.9%	0.7%
	2018	1,648	76	21.77	(6.7)%	0.6%

MFS® Mid Cap Value Portfolio—Service Class	2022	$500	32	$15.79	(10.2)%	0.9%
	2021	389	22	17.58	28.9%	0.8%
	2020	138	10	13.64	36.4%	0.0%

MFS® Research International Portfolio—Service Class	2022	$4	—	$9.65	(3.5)%	0.0%

MFS® Research Series—Initial Class	2022	$1,092	30	$36.48	(18.3)%	0.5%
	2021	1,445	32	44.63	23.2%	0.5%
	2020	1,240	34	36.23	15.1%	0.7%
	2019	1,302	41	31.48	31.2%	0.8%
	2018	1,024	43	23.99	(5.6)%	0.7%

Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2022	$428	40	$10.61	(28.2)%	0.9%
	2021	703	48	14.77	37.6%	1.9%
	2020	372	35	10.73	(18.2)%	2.5%
	2019	639	49	13.11	17.1%	1.6%
	2018	556	50	11.19	(9.2)%	2.4%

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2022	$2,175	56	$39.02	(29.7)%	0.0%
	2021	3,679	66	55.55	11.3%	0.0%
	2020	3,401	68	49.92	37.9%	0.0%
	2019	2,531	70	36.20	30.8%	0.0%
	2018	1,952	71	27.68	(7.8)%	0.0%

PIMCO VIT Income Portfolio—Advisor Class	2022	$465	46	$10.18	(9.1)%	3.6%
	2021	285	25	11.19	0.6%	2.7%
	2020	64	6	11.13	11.3%	0.5%

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value	Total Return[1]	Investment Income Ratio[2]
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2022	$791	75	$10.62	(11.4)%	1.4%
	2021	1,101	92	11.98	(3.3)%	1.5%
	2020	1,087	88	12.39	4.1%	5.8%
	2019	1,151	97	11.91	5.5%	1.7%
	2018	1,208	107	11.28	0.7%	1.2%

PIMCO VIT Low Duration Portfolio—Advisor Class	2022	$217	23	$9.33	(7.0)%	1.6%
	2021	379	38	10.04	(2.3)%	0.4%
	2020	489	48	10.28	1.6%	1.0%
	2019	229	23	10.12	2.6%	2.7%
	2018	300	30	9.86	(1.1)%	1.8%

PIMCO VIT Total Return Portfolio—Advisor Class	2022	$1,070	110	$9.72	(15.5)%	2.5%
	2021	1,784	155	11.50	(2.6)%	1.7%
	2020	2,262	192	11.81	7.1%	2.0%
	2019	1,690	153	11.03	6.9%	2.9%
	2018	1,161	113	10.32	(1.9)%	2.4%

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying Funds, surrender charges and the annual policy fee.

(1)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2)

These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP American Century Sustainable Equity—Initial Class (1)	MainStay VP Wellington Growth—Initial Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)

MainStay VP Balanced—Service Class (1)	MainStay VP Wellington Mid Cap—Initial Class (1)	Fidelity® VIP Health Care Portfolio—Service Class 2 (1)

MainStay VP Bond—Initial Class (1)	MainStay VP Wellington Small Cap—Initial Class (1)	Fidelity® VIP International Index Portfolio—Service Class 2 (1)

MainStay VP Candriam Emerging Markets Equity—Initial Class (1)	MainStay VP Wellington U.S. Equity—Initial Class (1)	Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2 (2)

MainStay VP CBRE Global Infrastructure—Service Class (1)	MainStay VP Winslow Large Cap Growth—Initial Class (1)	Fidelity® VIP Mid Cap Portfolio— Service Class 2 (1)

MainStay VP Conservative Allocation—Service Class (1)	AB VPS Growth and Income Portfolio—Class B (2)	Franklin Templeton Aggressive Model Portfolio—Class II (1)

MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	American Funds IS Asset Allocation Fund—Class 4 (1)	Franklin Templeton Conservative Model Portfolio—Class II (1)

MainStay VP Equity Allocation—Service Class (1)	American Funds IS Global Small Capitalization Fund—Class 4 (1)	Franklin Templeton Moderate Model Portfolio—Class II (1)

MainStay VP Fidelity Institutional AM® Utilities—Service Class (1)	American Funds IS Growth Fund— Class 4 (1)	Franklin Templeton Moderately Aggressive Model Portfolio—Class II (1)

MainStay VP Floating Rate—Service Class (1)	American Funds IS New World Fund®—Class 4 (1)	Franklin Templeton Moderately Conservative Model Portfolio—Class II (1)

MainStay VP Growth Allocation—Service Class (1)	American Funds IS Washington Mutual Investors FundSM—Class 4 (1)	Invesco V.I. EQV International Equity Fund—Series II Shares (1)

MainStay VP Income Builder—Initial Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)	Invesco V.I. Main Street Small Cap Fund®—Series II Shares (1)

MainStay VP IQ Hedge Multi- Strategy—Service Class (1)	BlackRock® High Yield V.I. Fund—Class III (1)	Janus Henderson Enterprise Portfolio—Service Shares (1)

MainStay VP Janus Henderson Balanced—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)

MainStay VP MacKay Convertible—Initial Class (1)	BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares (2)	MFS® International Intrinsic Value Portfolio—Service Class (1)

MainStay VP MacKay Government—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (1)	MFS® Investors Trust Series—Initial Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (1)	MFS® Mid Cap Value Portfolio—Service Class (1)

MainStay VP MacKay International Equity—Initial Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2 (1)	MFS® Research International Portfolio—Service Class (2)

MainStay VP MacKay Strategic Bond—Service Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	MFS® Research Series—Initial Class (1)

MainStay VP Moderate Allocation—Service Class (1)	Delaware VIP® Small Cap Value Series—Service Class (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (1)

MainStay VP Natural Resources—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class B (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)

MainStay VP PIMCO Real Return—Service Class (1)	Fidelity® VIP Bond Index Portfolio—Service Class 2 (1)	PIMCO VIT Income Portfolio—Advisor Class (1)

MainStay VP S&P 500 Index—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)

MainStay VP Small Cap Growth—Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Service Class 2 (1)	PIMCO VIT Low Duration Portfolio—Advisor Class (1)

MainStay VP Small Cap Growth—Service Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)	PIMCO VIT Total Return Portfolio—Advisor Class (1)

MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Service Class (1)

(1)	Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021
(2)	Statement of operations and statement of changes in net assets for the period May 1, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm (Continued)

/s/ PricewaterhouseCoopers LLP

New York, New York

April 4, 2023

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account-II since at least 1994. We have not been able to determine the specific year we began serving as auditor.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

FINANCIAL STATEMENTS

AND SUPPLEMENTAL SCHEDULES

(STATUTORY BASIS)

December 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2022 and 2021, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204

T: (646) 471 3000, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
March 9, 2023

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2022	2021

	(in millions)
Assets
Bonds	$93,817	$90,767
Common and preferred stocks	1,285	1,635
Mortgage loans	15,544	14,315
Policy loans	862	857
Other invested assets	3,721	3,237
Cash, cash equivalents and short-term investments	6,401	1,763
Derivatives	1,360	581

Total cash and invested assets	122,990	113,155
Investment income due and accrued	851	715
Interest in annuity contracts	10,236	9,875
Other assets	1,101	902
Separate accounts assets	49,808	58,484

Total assets	$184,986	$183,131

Liabilities, capital and surplus
Liabilities:
Policy reserves	$109,695	$99,972
Deposit funds	1,441	1,482
Policy claims	1,049	1,062
Separate accounts transfers due and accrued	(1,104)	(1,219)
Obligations under structured settlement agreements	10,236	9,875
Amounts payable under security lending agreements	675	675
Other liabilities	2,798	1,194
Interest maintenance reserve	(8)	12
Asset valuation reserve	1,890	1,874
Separate accounts liabilities	49,777	58,470

Total liabilities	176,449	173,397

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Unassigned surplus	4,054	5,251

Total capital and surplus	8,537	9,734

Total liabilities, capital and surplus	$184,986	$183,131

See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Income
Premiums	$21,033	$14,012	$12,657
Net investment income	4,304	4,261	4,140
Other income	1,093	1,073	977

Total income	26,430	19,346	17,774

Benefits and expenses
Benefit payments:
Death benefits	2,345	2,343	929
Annuity benefits	3,431	3,430	3,247
Surrender benefits	9,256	9,054	8,126
Other benefits	93	87	115

Total benefit payments	15,125	14,914	12,417
Additions to policy reserves	9,721	418	2,803
Net transfers to separate accounts	444	1,909	710
Operating expenses	1,645	1,432	1,382

Total benefits and expenses	26,935	18,673	17,312

(Loss)/gain from operations before federal and foreign income taxes	(505)	673	462
Federal and foreign income taxes	114	187	102

Net (loss)/gain from operations	(619)	486	360
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(37)	(157)	(177)

Net (loss)/income	$(656)	$329	$183

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Capital and surplus, beginning of year	$9,734	$9,448	$9,355
Net increase/(decrease) due to:
Net (loss)/income	(656)	329	183
Change in net unrealized capital (losses)/gains on investments	(153)	589	206
Change in nonadmitted assets	(300)	(7)	2
Change in asset valuation reserve	(16)	(271)	(43)
Change in reserve valuation basis	—	536	(16)
Change in net deferred income tax	311	106	162
Dividends to parent	(400)	(942)	(932)
Prior period corrections	—	(77)	—
Additional paid in surplus	—	—	530
Other adjustments, net	17	23	1

Net (decrease)/increase	(1,197)	286	93

Capital and surplus, end of year	$8,537	$9,734	$9,448

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Cash flows from operating activities:
Premiums received	$20,995	$13,623	$12,665
Net investment income received	3,888	4,237	3,849
Other	1,095	1,080	974

Total received	25,978	18,940	17,488

Benefits and other payments	15,140	14,154	12,281
Net transfers to separate accounts	334	2,020	764
Operating expenses	1,580	1,356	1,298
Federal income taxes	101	285	65

Total paid	17,155	17,815	14,408

Net cash from operating activities	8,823	1,125	3,080

Cash flows used in investing activities:
Proceeds from investments sold	6,998	8,403	5,035
Proceeds from investments matured or repaid	8,889	12,844	9,733
Cost of investments acquired	(20,237)	(22,397)	(15,553)
Net change in policy loans	(9)	34	17

Net cash used in investing activities	(4,359)	(1,116)	(768)

Cash flows from/(used in) financing and miscellaneous activities:
Dividends to New York Life	(400)	(942)	(932)
Other miscellaneous uses	574	(103)	(17)

Net cash from/(used in) financing and miscellaneous activities	174	(1,045)	(949)

Net increase/(decrease) in cash, cash equivalents and short-term investments	4,638	(1,036)	1,363
Cash, cash equivalents and short-term investments, beginning of year	1,763	2,799	1,436

Cash, cash equivalents and short-term investments, end of year	$6,401	$1,763	$2,799

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$6,760	$1,348	$471
Transfer of other invested assets investment to insurance affiliate in exchange for bonds	$250	$—	$—
Transfer of assets between bond investment and other invested assets	$146	$66	$72
Capitalized interest on bonds and mortgage loans	$95	$119	$125
Depreciation/amortization on fixed assets	$73	$73	$77
Low-income housing tax credit future commitments	$68	$80	$4
Transfer of mortgage loans to other invested assets	$44	$72	$40
Transfers between equity investment and equity investment	$34	$5	$9
Bonds to be announced commitments - purchased/sold	$19	$1,535	$10
Other invested assets stock distribution	$6	$16	$—
Dividend to New York Life paid in bonds	$—	$402	$—
Exchange of bonds to stocks	$—	$3	$19
Contribution from New York Life in bonds	$—	$—	$530

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2022, 2021 and 2020

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

In 2021, the Company corrected its assumption of the duration in which bank owned life insurance policies paid premiums under the universal life (“UL”) Commissioners Reserve Valuation Methodology. As a result, the Company recorded a prior period correction decreasing surplus by $77 million in 2021.

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department, whereas under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments.

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Residual interests in securitizations are reported as other invested assets at the lower of cost or fair value. Prior to 2022, these investments were reported in Bonds when issued as debt securities. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds, (“ETFs”) and mutual funds are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities backed by the government and high credit quality adjustable rate mortgage loan-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Residual tranches of securitizations are reported in Other invested assets starting in 2022 and are reported at the lower of cost or market.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with SSAP No. 101, Income Taxes, a replacement of SSAP 10R and SSAP 10. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit, and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic. The Company has maintained effective operations and levels of policyholder service throughout the course of the pandemic.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The NAIC adopted revisions to SSAP 43R “Loan-Backed and Structured Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP 43R as those investments in a securitization that have no contractual payments, whether principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

The NAIC adopted revisions to SSAP 25 “Affiliates and Other Related Parties” in 2022 to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP 25. Updates were also adopted in SSAP 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

The NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to COVID-19 pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020, which continued to be effective during part of 2021 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and/or interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company’s contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform has no material impact to the Company’s surplus or net income at December 31, 2022.

In 2020, the Company adopted Principles Based Reserving (“PBR”). Under PBR for individual life products (“VM-20”), reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for VA products (“VM-21”), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For VA products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts VA reserves written from 1981 to 2019 is permitted under the revisions to the Commissioners Annuity Reserve Valuation Method (“CARVM”) adopted in VM-21, and Actuarial Guideline 43 CARVM for variable annuities (“AG 43”). Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2022 and 2021, were as follows (in millions):

	2022		2021
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$5,257	$5,138	$5,418	$5,507
Due after one year through five years(1)	35,959	34,142	31,066	32,305
Due after five years through ten years	26,066	23,167	27,078	28,537
Due after ten years	26,535	21,485	27,205	30,447

Total	$93,817	$83,932	$90,767	$96,796

(1)

Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $2,126 million and $199 million at December 31, 2022 and 2021, respectively, and cash equivalents with a carrying value of $4,485 million and $1,748 million at December 31, 2022 and 2021, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2022 and 2021, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2022
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,532	$4	$1,209	$4,327
All other governments	172	1	17	156
U.S. special revenue and special assessment	10,805	17	1,329	9,493
Industrial and miscellaneous unaffiliated	73,324	139	7,394	66,069
Parent, subsidiaries, and affiliates(1)	3,149	1	98	3,052
SVO identified funds	835	—	—	835

Total	$93,817	$162	$10,047	$83,932

(1)	The balance includes $200 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2021
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,148	$296	$92	$6,352
All other governments	266	21	1	286
U.S. special revenue and special assessment	14,594	1,902	22	16,474
Industrial and miscellaneous unaffiliated	66,739	4,088	269	70,558
Parent, subsidiaries, and affiliates	2,895	111	5	3,001
SVO identified funds	125	—	—	125

Total	$90,767	$6,418	$389	$96,796

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2022 and 2021 (in millions):

	2022		2021
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,236	$(217)	$1,594	$213
Preferred stocks	49	(2)	41	17

Total	$1,285	$(219)	$1,635	$230

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2022 were 7.8% and 2.3% and funded during 2021 were 11.1% and 1.6%, respectively. For 2022 and 2021, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 92.4% (average percentage was 54.5% and 54.8% at December 31, 2022 and 2021, respectively). For 2022 and 2021, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 49.4% and 52.5% at December 31, 2022 and 2021, respectively). The Company has no significant credit risk exposure to any one individual borrower.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $15,457 million and $14,225 million at December 31, 2022 and 2021, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

At December 31, 2022 and 2021, the distribution of the mortgage loan portfolio by property type and geographic location was as follows (in millions):

	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,672	30.1%	$4,286	29.9%
Industrial	3,998	25.7	2,890	20.2
Office buildings	3,752	24.1	3,962	27.7
Retail facilities	2,773	17.8	2,853	19.9
Hotels	330	2.1	304	2.1
Other	14	0.2	12	0.1
Residential	5	—	8	0.1

Total	$15,544	100.0%	$14,315	100.0%

	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$4,245	27.3%	$3,597	25.2%
Pacific	3,798	24.4	3,457	24.2
South Atlantic	3,598	23.1	3,299	23.0
Middle Atlantic	3,081	19.8	3,123	21.8
New England	805	5.2	821	5.7
Other	17	0.2	18	0.1

Total	$15,544	100.0%	$14,315	100.0%

At December 31, 2022 and 2021, mortgage loans of $110 million and $1 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted. For portfolio loans, which are collateralized by multiple commercial properties, appraisals are done every three years for approximately 50% of the properties in the portfolio. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2022 and 2021, LTVs on the Company’s mortgage loans were as follows (in millions):

	2022
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$14	$107	$—	$—	$—	$—	$—	$121
91% to 95%	—	—	—	110	—	—	—	110
81% to 90%	—	17	—	109	23	—	—	149
71% to 80%	279	257	91	308	40	—	2	977
Below 70%	4,379	3,371	3,907	2,246	267	5	12	14,187

Total	$4,672	$3,752	$3,998	$2,773	$330	$5	$14	$15,544

	2021
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$—	$23	$—	$—	$—	$—	$—	$23
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	105	188	—	—	—	—	293
71% to 80%	352	114	178	10	54	1	—	709
Below 70%	3,934	3,720	2,487	2,880	250	7	12	13,290

Total	$4,286	$3,962	$2,853	$2,890	$304	$8	$12	$14,315

At December 31, 2022 and 2021, impaired mortgage loans were as follows (in millions):

	2022
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$1	$—	$—
Commercial	—	—	110	58	8	8

Total	$—	$—	$110	$59	$8	$8

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	23	4	—	4	—	—

Total	$23	$4	$1	$5	$—	$—

Other Invested Assets

The carrying value of other invested assets at December 31, 2022 and 2021 consisted of the following (in millions):

	2022	2021
Investment in MCF	$1,316	$1,487
Limited partnerships and limited liability companies	1,476	1,235
Other investments	623	279
Real estate investment property	93	96
LIHTC investments	197	122
Loan to affiliate	16	18

Total other invested assets	$3,721	$3,237

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2022, 2021 and 2020 consisted of the following (in millions):

	2022		2021		2020
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$176	$29	$137	$169	$65	$(26)
Limited partnerships and limited liability companies	11	(12)	42	176	22	11
Other investments	11	(7)	9	—	8	—
Real estate investment property	22	—	11	—	14	—
LIHTC investments	(10)	—	(12)	—	(12)	—
Loans to affiliates	1	—	—	—	—	—

Total other invested assets	$211	$10	$187	$345	$97	$(15)

(1)	Includes unrealized foreign exchange gains (losses) of $(18) million, less than $1 million, and $3 million in 2022, 2021, and 2020, respectively.

Investment in MCF consists of the Company’s equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. On December 31, 2022, the Company transferred $250 million of its equity interest in MCF to Life Insurance Company of North America (“LINA”), a wholly owned subsidiary of New York Life, in exchange for bonds. The Company recognized a $50 million realized gain on the transfer of MCF offset by a $50 million unrealized loss. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, venture capital funds, real estate funds, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnerships, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 2 year to 13 years. During 2022, 2021 and 2020, the Company recorded amortization on these investments under the proportional amortized cost method of $10 million, $12 million, and $12 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $12 million, $15 million, and $15 million for 2022, 2021 and 2020, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 3 years to 16 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.

Assets on Deposit or Pledged as Collateral

At December 31, 2022 and 2021, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2022
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	185	140	45	—	185	0.1	0.1
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding Federal Home Loan
Bank (“FHLB”) capital stock	38	40	(2)	—	38	0.0	0.0
FHLB capital stock	25	29	(4)	—	25	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Pledged as collateral not captured in other categories	3	—	3	—	3	0.0	0.0

Total restricted assets	$930	$888	$42	$—	$930	0.5%	0.5%

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	140	252	(112)	—	140	0.1	0.1
Subject to dollar repurchase agreements	—	1	(1)	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding FHLB capital stock	40	20	20	—	40	0.0	0.0
FHLB capital stock	29	22	7	—	29	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0

Total restricted assets	$888	$974	$(86)	$—	$888	0.5%	0.5%

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2022, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2022 was $740 million with a fair value of $657 million. At December 31, 2021, the carrying value was $628 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $701 million and $694 million at December 31, 2022 and 2021, respectively.

At December 31, 2022, the carrying value and fair value of securities held under agreements to purchase and resell was $185 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 3 days and a weighted average yield of 4.3%. At December 31, 2021, the carrying value and fair value of securities held under agreements to purchase and resell was $140 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of three days and a weighted average yield of 0.1%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2022 and 2021, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2022 and 2021, the Company was not a party to any dollar repurchase agreements in the separate accounts.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Received

At December 31, 2022 and 2021, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2022
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	831	831	0.6	0.6

Total	$1,506	$1,506	1.1%	1.1%

	2021
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	522	522	0.4	0.4

Total	$1,197	$1,197	0.9%	0.9%

	2022		2021
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.5%	$675	0.6%
Other liabilities (derivatives)	813	0.6	506	0.4
Separate accounts liabilities (derivatives)	17	—	16	—

Total	$1,506	1.1%	$1,197	1.0%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2022 and 2021 (in millions):

	2022
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$1	$—	$—	$—	$—	$1
Foreign governments	4	—	—	—	—	4
U.S. corporate	538	—	—	—	—	538
Foreign corporate	132	—	—	—	—	132

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$5	$—	$—	$—	$—	$5
Foreign governments	5	—	—	—	—	5
U.S. corporate	563	—	—	—	—	563
Foreign corporate	102	—	—	—	—	102

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

(1)	Less than $1 million of dollar repurchase agreements is in the general account in the U.S. government corporation & agencies category.

At December 31, 2022 and 2021, there were no separate account securities cash collateral received under securities lending agreements.

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2022 and 2021 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2022		2021
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	512	512	344	344
31 to 60 days	—	—	87	87
61 to 90 days	—	—	70	70
91 to 120 days	—	—	37	37
121 to 180 days	—	—	52	52
181 to 365 days	18	18	5	5
1 to 2 years	104	103	33	33
2 to 3 years	68	68	66	66
Greater than 3 years	—	—	—	—

Total collateral reinvested	$702	$701	$694	$694

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2022 and 2021 (in millions):

	2022		2021
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$—	$—	$368	$—
2 Days to 1 Week	$199	$185	$—	$140
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2022 and 2021, the Company did not have any defaulted reverse repurchase agreements.

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2022 and 2021 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2022	$199	$185
Third Quarter 2022	$174	$151
Second Quarter 2022	$141	$131
First Quarter 2022	$141	$131
Fourth Quarter 2021	$221	$140
Third Quarter 2021	$258	$220
Second Quarter 2021	$240	$239
First Quarter 2021	$368	$230

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2022 and 2021 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2022	$—	$—	$—	$203
Third Quarter 2022	$—	$—	$—	$177
Second Quarter 2022	$—	$—	$—	$144
First Quarter 2022	$—	$—	$—	$143
Fourth Quarter 2021	$—	$—	$—	$225
Third Quarter 2021	$—	$—	$—	$263
Second Quarter 2021	$—	$—	$—	$245
First Quarter 2021	$—	$—	$—	$375
Ending Balance
Fourth Quarter 2022	$—	$—	$—	$189
Third Quarter 2022	$—	$—	$—	$154
Second Quarter 2022	$—	$—	$—	$133
First Quarter 2022	$—	$—	$—	$133
Fourth Quarter 2021	$—	$—	$—	$143
Third Quarter 2021	$—	$—	$—	$225
Second Quarter 2021	$—	$—	$—	$244
First Quarter 2021	$—	$—	$—	$235

At December 31, 2022, and 2021, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

General Account	2022			2021
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds—amortized cost	2	$1	$1	2	$1	$1
Loan-backed and structured securities -amortized cost	28	11	12	10	12	14

Total general account	30	$12	$13	12	$13	$15

Separate account:
Loan-backed and structured securities -amortized cost	2	$1	$1	2	$1	$1

Total separate account	2	$1	$1	2	$1	$1

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2022 and 2021, and reacquired within 30 days of the sale date are as follows ($ in millions):

2022
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		1	—	—	—

		1	$—	$—	$—

(1)	Book value of securities sold and cost of securities repurchased are both less than $1 million.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

2021
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		2	1	1	—

		2	$1	$1	$—

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2022 and 2021, the Company held collateral for derivatives of $710 million and $377 million, respectively, including $169 million and $48 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $7 million and less than $1 million at December 31, 2022 and 2021, respectively.

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2022 and 2021 (in millions):

	2022
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$277	$29	$1	$25	$—
Interest rate swaps	Interest	12	1	—	—	—

Subtotal cash flow hedges		289	30	1	25	—
Replications:
Bond forwards	Interest	900	—	308	—	—
Credit default swaps	Interest	250	3	—	3	—

Subtotal replications		1,150	3	308	3	—

Total derivatives qualifying and designated		1,439	33	309	28	—

Derivatives not designated:
Foreign currency forwards	Currency	335	5	12	5	12
Foreign currency swaps	Currency	4,313	721	4	721	4
Futures	Interest	173	—	—	—	—
Equity options	Equity	3,391	52	—	52	—
Interest rate options	Interest	6,015	73	—	73	—
Interest rate swaps	Interest	8,588	481	310	481	310

Total derivatives not designated		22,815	1,332	326	1,332	326

Total derivatives		$24,254	$1,365	$635	$1,360	$326

(1)

Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2)	For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3)

The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2021
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$286	$13	$9	$14	$9
Interest rate swaps	Interest	12	3	—	—	—

Subtotal cash flow hedges		298	16	9	14	9
Replications:
Bond forwards	Interest	1,000	5	39	—	—
Credit default swaps	Interest	50	1	—	1	—

Subtotal replications		1,050	6	39	1	—

Total derivatives qualifying and designated		1,348	22	48	15	9

Derivatives not designated:
Foreign currency forwards	Currency	274	6	—	6	—
Foreign currency swaps	Currency	3,854	313	16	313	16
Futures	Interest	15	—	—	—	—
Equity options	Equity	908	11	—	11	—
Interest rate options	Interest	6,327	16	—	16	—
Interest rate swaps	Interest	2,846	220	—	220	—

Total derivatives not designated		14,224	566	16	566	16

Total derivatives		$15,572	$588	$64	$581	$25

(1)

Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2)	For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3)

The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Foreign currency swaps	$20	$11	$(12)	$1	$2	$—	$3	$2	$2
Interest rate swaps	—	—	—	—	—	—	—	1	1

Total	$20	$11	$(12)	$1	$2	$—	$3	$3	$3

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Bond forwards	$—	$—	$—	$(29)	$(173)	$—	$12	$19	$17
Credit default swaps	—	—	—	—	—	—	1	—	—

Total	$—	$—	$—	$(29)	$(173)	$—	$13	$19	$17

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Equity options	$(14)	$5	$5	$(8)	$(4)	$—	$—	$—	$(4)
Foreign currency forwards	(13)	19	(12)	39	—	(6)	—	—	—
Foreign currency swaps	420	161	(109)	(12)	(3)	13	61	42	47
Futures	—	—	—	(5)	(87)	—	—	—	—
Interest rate options	40	3	14	1	5	(1)	(3)	(6)	(20)
Interest rate swaps	(59)	(27)	178	—	(4)	(29)	(3)	22	18
Total return swap	—	73	(73)	—	(147)	—	—	—	—

Total	$374	$234	$3	$15	$(240)	$(23)	$55	$58	$41

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed,VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2022 and 2021 are attributed to the following products or transactions (in millions):

	2022		2021
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$32,602	$38	$39,321	$38
VUL insurance products non-guaranteed	10,550	2	12,508	22
UL insurance products guaranteed	6,404	34	6,385	33
VUL insurance products guaranteed	156	22	169	8

Total	$49,712	$96	$58,383	$101

(1)

Separate accounts assets classified as not legally insulated support $40 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $31 million of surplus, $20 million of derivatives, $3 million of other liabilities, and $2 million of payable for securities.

(2)

Separate accounts assets classified as not legally insulated support $41 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $21 million of derivatives, $20 million of payable for securities, $5 million of other liabilities, and $14 million of surplus.

Guaranteed Separate Accounts

The Company maintains four guaranteed separate accounts for UL insurance policies and one guaranteed separate accounts for a private placement VUL policy, with assets of $6,615 million and $6,595 million at December 31, 2022 and 2021, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $43,193 million and $51,889 million at December 31, 2022 and 2021, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2022	$67
2021	$62
2020	$57
2019	$54
2018	$54

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2022	$12
2021	$4
2020	$5
2019	$3
2018	$7

The general account holds reserves on these guarantees. Refer to Note 12—Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2022 and 2021 is as follows (in millions):

	2022
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$2,539	$2,539

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$42,088	$42,088
Amortized cost	6,035	516	—	6,551

Total reserves	$6,035	$516	$42,088	$48,639

By withdrawal characteristics:
With fair value adjustment	$6,035	$516	$—	$6,551
At fair value	—	—	42,088	42,088

Total reserves	$6,035	$516	$42,088	$48,639

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

	2021
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$150	$—	$3,908	$4,058

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$50,655	$50,655
Amortized cost	6,034	508	—	6,542

Total reserves	$6,034	$508	$50,655	$57,197

By withdrawal characteristics:
With fair value adjustment	$6,034	$508	$—	$6,542
At fair value	—	—	50,655	50,655

Total reserves	$6,034	$508	$50,655	$57,197

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2022	2021	2020
Transfers to separate accounts	$2,540	$4,058	$2,481
Transfers from separate accounts	(2,096)	(2,211)	(1,771)

Net transfers to separate accounts	$444	$1,847	$710

Reconciling Adjustment:
Change in reserve valuation basis(1)	$—	$62	$—

Net transfers to separate accounts	$444	$1,909	$710

(1)	Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2022, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing services. At December 31, 2021, the Company challenged the price it received from third party pricing services on general account securities with a book value of $14 million and a market value of $15 million. The Company did not have any price challenges on separate account securities from what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2022 and 2021 (in millions):

	2022
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$83,932	$93,817	$835	$79,509	$3,588	$—
Preferred stocks	49	49	—	15	34	—
Common stocks(1)	1,236	1,236	1,057	7	116	56
Mortgage loans	14,360	15,544	—	—	14,360	—
Cash, cash equivalents and short-term investments	6,401	6,401	170	6,231	—	—
Derivatives	1,365	1,360	—	1,361	4	—
Derivatives collateral	306	306	—	306	—	—
Other invested assets(1)	528	528	—	114	414	—
Investment income due and accrued	851	851	—	851	—	—
Separate accounts assets	49,048	49,808	42,069	4,838	994	1,147

Total assets	$158,076	$169,900	$44,131	$93,232	$19,510	$1,203

Liabilities:
Deposit fund contracts:
Annuities certain	$1,010	$1,077	$—	$—	$1,010	$—
Derivatives	635	326	—	635	—	—
Derivatives collateral	813	813	—	813	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	140	140	—	140	—	—
Separate accounts liabilities - derivatives	27	22	—	22	5	—

Total liabilities	$3,300	$3,053	$—	$2,285	$1,015	$—

(1)	Excludes investments accounted for under the equity method.

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	2021
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$96,796	$90,767	$125	$93,085	$3,586	$—
Preferred stocks	41	41	—	7	34	—
Common stocks(1)	1,594	1,594	1,419	13	74	88
Mortgage loans	14,817	14,315	—	—	14,817	—
Cash, cash equivalents and short-term investments	1,763	1,763	186	1,577	—	—
Derivatives	588	581	—	588	—	—
Derivatives collateral	36	36	—	36	—	—
Other invested assets(1)	413	379	—	138	275	—
Investment income due and accrued	715	715	—	715	—	—
Separate accounts assets	58,840	58,484	50,823	5,773	1,159	1,085

Total assets	$175,603	$168,675	$52,553	$101,932	$19,945	$1,173

Liabilities:
Deposit fund contracts:
Annuities certain	$1,038	$1,016	$—	$—	$1,038	$—
Derivatives	64	25	—	64	—	—
Derivatives collateral	506	506	—	506	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	116	116	—	116	—	—
Separate accounts liabilities - derivatives	21	21	—	21	—	—

Total liabilities	$2,420	$2,359	$—	$1,382	$1,038	$—

(1)	Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,187 million and a fair value of $2,128 million at December 31, 2022, and a carrying value of $2,134 million and a fair value of $2,201 million at December 31, 2021. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $729 million at December 31, 2022, and a carrying value of $762 million and a fair value of $800 million at December 31, 2021. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of LIHTC investments and surplus notes, an affiliated loan, preferred units of a limited partnership, and other investments with characteristics of debt. Surplus Notes are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of the affiliated loan and the LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6—Investments for details on LIHTC investments). The fair value of investments with debt characteristics and the fair value of the majority of residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3. The fair value of the preferred units in a limited partnership is derived internally based on market comparable preferred units and recent transactions by the limited partnership. The valuation technique used required inputs that were both unobservable and significant and therefore classified as Level 3.

Separate Accounts Assets

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2022
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-Strategy	$1,067	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
	Fixed Income
Hedge Fund	Arbitrage	27	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	24	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	25	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	56	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,203	$—

2021
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$1,027	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge fund	Sector investing	27	—	Monthly	30 days
	Fixed Income
Hedge fund	Arbitrage	4	—	Quarterly	100 days or less
Hedge fund	Long/short equity	3	—	Monthly	30 days
Private Equity	Venture Capital	24	—	Quarterly	95 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,173	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Accounts Liabilities – Derivatives

For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2022 and 2021 (in millions):

	2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$835	$—	$—	$—	$835
Non-agency ABS	—	—	6	—	6

Total bonds	835	—	6	—	841
Preferred stocks	—	15	34	—	49
Common stocks	1,057	7	116	56	1,236
Derivatives	—	1,328	4	—	1,332
Separate accounts assets	42,046	9	17	1,147	43,219
Other invested assets	—	—	87	—	87

Total assets at fair value	$43,938	$1,359	$264	$1,203	$46,764

Liabilities at fair value
Derivatives	$—	$326	$—	$—	$326
Separate accounts liabilities - derivatives(1)	—	3	—	—	3

Total liabilities at fair value	$—	$329	$—	$—	$329

(1)	Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$125	$—	$—	$—	$125
Foreign corporate	—	4	—	—	4
Non-agency ABS	—	—	12	—	12

Total bonds	125	4	12	—	141
Preferred stocks	—	7	34	—	41
Common stocks	1,419	13	74	88	1,594
Derivatives	—	566	—	—	566
Separate accounts assets	50,803	2	8	1,085	51,898
Other invested assets	—	—	87	—	87

Total assets at fair value	$52,347	$592	$215	$1,173	$54,327

Liabilities at fair value
Derivatives	$—	$16	$—	$—	$16
Separate accounts liabilities - derivatives(1)	—	4	—	—	4

Total liabilities at fair value	$—	$20	$—	$—	$20

(1)	Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2022 and 2021 (in millions):

2022
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	12	—	(3)	—	(1)	7	—	—	(9)	6

Total bonds	12	—	(3)	—	(1)	7	—	—	(9)	6
Preferred Stocks	34	—	—	—	—	—	—	—	—	34
Common stocks	74	—	—	—	46	2	—	(6)	—	116
Derivatives	—	—	—	(3)	7	—	—	—	—	4
Separate accounts assets	8	—	—	(1)	10	—	—	—	—	17
Other invested assets	87	—	—	—	—	—	—	—	—	87

Total	$215	$—	$(3)	$(4)	$62	$9	$—	$(6)	$(9)	$264

2021
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	—	11	—	(1)	(1)	3	—	—	—	12

Total bonds	—	11	—	(1)	(1)	3	—	—	—	12
Preferred stocks	—	5	—	—	29	—	—	—	—	34
Common stocks	55	—	(4)	30	17	7	—	(31)	—	74
Derivatives	—	—	—	(6)	6	—	—	—	—	—
Separate accounts assets	3	—	—	2	3	—	—	—	—	8
Other invested assets	—	87	—	—	—	—	—	—	—	87

Total	$58	$103	$(4)	$25	$54	$10	$—	$(31)	$—	$215

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 is less than $1 million for the year ended December 31, 2022, which primarily relates to a U.S. corporate security measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $3 million for the year ended December 31, 2022, which primarily relates to non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 totaled $103 million for the year ended December 31, 2021, which primarily relates to Stone Ridge Holdings Group preferred shares in other invested assets of $87 million and perpetual preferred stocks of $5 million which both were measured at fair value effective 2021, and $11 million of non-agency asset backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $4 million for the year ended December 31, 2021, which primarily relates to common stock securities that had a level change due to the use of a quoted price in an active market.

There were no liabilities measured at fair value at December 31, 2022 and 2021.

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2022, 2021, and 2020 were as follows (in millions):

	2022	2021	2020
Bonds	$3,361	$3,319	$3,364
Common stocks - unaffiliated	23	32	25
Mortgage loans	638	632	622
Policy loans	53	64	46
Other invested assets[1]	221	197	106
Short-term investments	55	2	11
Derivative instruments	71	80	61

Gross investment income	4,422	4,326	4,235
Investment expenses	(192)	(169)	(171)

Net investment income	4,230	4,157	4,064
Net gain from separate accounts	46	56	44
Amortization of IMR	28	48	32

Net investment income, including net gain from separate accounts and amortization of IMR	$4,304	$4,261	$4,140

(1)	Includes real estate net investment income of $22 million, $11 million, and $14 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2022 and 2021 there was no due and accrued investment income that was nonadmitted on bonds.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	2022		2021		2020
	General Account(1)	Separate Account	General Account(1)	Separate Account	General Account(1)	Separate Account
Number of cusips	146	77	302	177	245	134
Investment income	$39	$3	$137	$8	$87	$5

(1)	Included in the net investment income on bonds. Refer to net investment income table above.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2022, 2021, and 2020, net realized capital gains (losses) were as follows (in millions):

	2022	2021	2020
Bonds	$(110)	$160	$24
Mortgage loans	(12)	4	(84)
Common and preferred stocks	45	73	50
Other invested assets	18	(9)	(19)
Derivatives	(12)	(408)	(23)

Net realized capital (losses) gains before tax and transfers to the IMR	(71)	(180)	(52)
Less:
Capital gains tax expense	16	47	62
Net realized capital (losses) gains after tax transferred to IMR	(50)	(70)	63

Net realized capital losses after tax and transfers to the IMR	$(37)	$(157)	$(177)

Proceeds from investments in bonds sold were $3,940 million, $1,857 million, and $2,460 million for the years ended December 31, 2022, 2021, and 2020, respectively. Gross gains of $42 million, $169 million, and $170 million in 2022, 2021 and 2020, respectively, and gross losses of $78 million, $26 million, and $19 million in 2022, 2021, and 2020, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2022, 2021 and 2020 (in millions):

	2022	2021	2020
Bonds	$72	$23	$129
Common and preferred stocks	14	3	17
Other invested assets	27	6	19
Mortgage Loans	12	—	84

Total	$125	$32	$249

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2022 and 2021 (in millions):

	2022
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$3,921	$1,185	$132	$24	$4,053	$1,209
All other governments	98	11	34	6	132	17
U.S. Special Revenue and Special Assessment	8,247	1,291	208	38	8,455	1,329
Industrial and miscellaneous unaffiliated	55,347	6,524	6,734	870	62,081	7,394
Parent, subsidiaries, and affiliates(2)	2,789	76	208	22	2,997	98

Total bonds	70,402	9,087	7,316	960	77,718	10,047

Equity securities (unaffiliated)
Common stocks	1,048	77	19	—	1,067	77
Preferred stocks	3	1	—	—	3	1

Total equity securities	1,051	78	19	—	1,070	78

Total	$71,453	$9,165	$7,335	$960	$78,788	$10,125

(1)	Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.
(2)	The unrealized losses include $3 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2021
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$2,027	$70	$280	$22	$2,307	$92
All other governments	61	1	—	—	61	1
U.S. Special Revenue and Special
Assessment	893	17	131	5	1,024	22
Industrial and miscellaneous unaffiliated	11,944	214	1,501	56	13,445	270
Parent, subsidiaries, and affiliates	—	—	157	5	157	5

Total bonds	14,925	302	2,069	88	16,994	390

Equity securities (unaffiliated)
Common stocks	226	9	—	—	226	9
Preferred stocks	—	—	—	—	—	—

Total equity securities	226	9	—	—	226	9

Total	$15,151	$311	$2,069	$88	$17,220	$399

(1)	Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

At December 31, 2022, the gross unrealized loss on bonds and equity securities was comprised of approximately 11,372 and 630 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $9,614 million or 96% is related to unrealized losses on investment grade securities and $433 million or 4% is related to below investment grade securities. At December 31, 2021, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,606 and 356 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $343 million, or 88%, is related to unrealized losses on investment grade securities and $47 million, or 12%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $4,413 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $2,639 million for six months or less, $1,774 million for greater than six months through 12 months, and less than $1 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

The change in unrealized capital gains (losses) for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Bonds	$(42)	$(2)	$(2)	$(351)	$(113)	$192	$(393)	$(115)	$190
Preferred Stocks	(2)	17	—	—	—	—	(2)	17	—
Common stocks unaffiliated	(210)	231	60	(7)	(18)	23	(217)	213	83
Mortgage loans	4	(3)	17	—	—	—	4	(3)	17
Other invested assets	28	345	(18)	(18)	—	3	10	345	(15)
Cash, cash equivalents and short-term investments	—	—	—	2	—	1	2	—	1
Derivatives	393	244	(8)	—	—	—	393	244	(8)
Aggregate write-ins	—	—	—	—	—	—	—	—	—

Total change in unrealized on investments	171	832	49	(374)	(131)	219	(203)	701	268

Capital gains tax (benefit) expense	(49)	112	62	—	—	—	(49)	112	62

Total change in unrealized gains (losses), net of tax	$220	$720	$(13)	$(374)	$(131)	$219	$(154)	$589	$206

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2022, 2021 and 2020, the Company made capital contributions to MCF of $0 million, $66 million and $72 million, respectively.

Dividend Distributions

For the years ended December 31, 2022, 2021, and 2020, the Company paid a cash dividend to its parent company, New York Life, in the amount of $400 million, $942 million and $932 million, respectively.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

For the years ended December 31, 2022, 2021 and 2020, the Company received dividend distributions from MCF of $176 million, $137 million and $65 million, respectively.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2022 and 2021:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015 (last amended as of 12/31/2022)	MCF	Non- insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the (“MCF Note Agreement”) and acquired a variable funding note issued by MCF. The note was most recently reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to LINA. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company), and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.

12/23/2004 (last amended as of 12/30/2022)	New York Life Capital Corporation (“NYLCC”)	Non- insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2022 and 2021, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow in the amount of up to $3,500 million. At December 31, 2022 and 2021, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend in the amount of up to $900 million. At December 31, 2022 and 2021 the Company has not borrowed under this agreement.

Service Agreements:

4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non- insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/ or wholesale distributor of the Company’s variable products. For the years ended December 31, 2022, 2021 and 2020, the Company received service fees of $44 million, $50 million and $44 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

Amended and restated at 5/29/2009	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2022, 2021 and 2020, the fees incurred associated with these services and facilities, amounted to $915 million, $862 million and $827 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life. Refer to Note 6- Investments for further information.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non- insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
4/1/2000, as amended from time to time	NYL Investors, LLC	Non- insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non- insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

Other Agreements:

Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2022 and 2021, policyholder reserve balances for these policies amounted to $4,181 million and $4,309 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non- insurance affiliate	Mortgage loan on real estate	In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2022 and 2021, the policyholder reserves related to these contracts amounted to $147 million and $146 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2022 and 2021, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $10,236 million and $9,875 million, respectively.

Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with NYLIC to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $26 million and $9 million respectively for the years ended December 31, 2022 and December 31, 2021.

Significant Transactions:

11/29/2022	NYLIC / LINA	Parent / Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company, NYLIC and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired bonds with a book value of $2,415 million, including realized losses and accrued interest, and cash of $1,419 million from New York Life in exchange for bonds valued at $3,801 million. In addition, the Company acquired $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

11/23/2020	NYL Investments	Non- insurance affiliate	Purchase of bond investment	The Company purchased a bond issued by NYL Investments for $162 million.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
10/15/2020	NYL Investments	Non- insurance affiliate	Purchase of bond investment	The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, and includes principal and accrued interest.

At December 31, 2022 and 2021, the Company reported a net amount of $85 million and $90 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/ or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Life insurance reserves	$29,525	$29,248
Annuity reserves and supplementary contracts with life contingencies	80,033	70,698
Asset adequacy and special reserves	137	26

Total policy reserves	109,695	99,972
Deposit funds	1,441	1,482
Policy claims	1,049	1,062

Total insurance liabilities	$112,185	$102,516

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation (“CRVM”) Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for UL secondary guarantee products are determined under the Actuarial Guideline XXXVIII methodology. Reserves for policies issued in 2020 and later are determined based on principle-based standards as set forth in the NAIC Valuation Manual.

In 2021, the Department granted approval for the Company to change the valuation basis for reserves for certain blocks of life insurance policies from the minimum statutory reserve standard required under either New York or Washington law to the NAIC valuation basis. The Company recorded a net change in reserve valuation basis of $536 million for the year ended December 31, 2021, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus. For the year ended December 31, 2022, there were no changes in reserve valuation basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $56 million and $48 million at December 31, 2022 and 2021, respectively.

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

At December 31, 2022 and 2021, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $11 million and $9 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2022 and 2021, the Company had $10,325 million and $10,736 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR table and CARVM, with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the New York State Department of Financial Services (“NYSDFS”) Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 4.25%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, with assumed interest rates ranging from 3.0% to 8.25%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2022 and 2021, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $137 million and $26 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the year ended December 31, 2022 and 2021, there were no changes in reserve valuation basis for annuities reserves.

The tabular interest has been determined by a formula as described in the NAIC instructions. The tabular less actual reserve released has been determined by a formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit Funds

Deposit funds at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Fixed period annuities	$1,077	$1,016
Supplemental contracts without life contingencies	350	449
Continued interest accounts	14	17

Total deposit funds	$1,441	$1,482

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2022 and 2021 ($ in millions):

Individual Annuities

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$30,662	$—	$—	$30,662	28%
At book value less current surrender charge of 5% or more	8,173	—	—	8,173	7
At fair value	—	—	31,696	31,696	28

Total with adjustment or at fair value	38,835	—	31,696	70,531	63
At book value without adjustment	21,904	—	—	21,904	20
Not subject to discretionary withdrawal	18,798	—	—	18,798	17

Total	$79,537	$—	$31,696	$111,233	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$303	$—	$—	$303

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,804	$—	$—	$26,804	25%
At book value less current surrender charge of 5% or more	6,168	—	—	6,168	6
At fair value	—	—	38,294	38,294	35

Total with adjustment or at fair value	32,972	—	38,294	71,266	66
At book value without adjustment	20,486	—	—	20,486	19
Not subject to discretionary withdrawal	16,687	—	—	16,687	15

Total	$70,145	$—	$38,294	$108,439	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$498	$—	$—	$498

Group Annuities

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$31	$—	$—	$31	6%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	31	—	—	31	6
At book value without adjustment	37	—	—	37	7
Not subject to discretionary withdrawal	428	—	—	428	87

Total	$496	$—	$—	$496	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$43	$—	$—	$43	8%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	43	—	—	43	8
At book value without adjustment	40	—	—	40	7
Not subject to discretionary withdrawal	469	—	—	469	85

Total	$552	$—	$—	$552	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

Deposit-Type Contracts

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	188	—	—	188	13
Not subject to discretionary withdrawal	1,253	—	—	1,253	87

Total	$1,441	$—	$—	$1,441	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	288	—	—	288	19
Not subject to discretionary withdrawal	1,194	—	—	1,194	81

Total	$1,482	$—	$—	$1,482	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2022 and 2021 ($ in millions):

	2022
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,090	19,424	19,277	6,396	6,396	6,396
Universal life with secondary guarantees	5,727	5,155	8,759	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	50	50	50
Variable universal life	1,757	1,752	1,501	10,653	10,469	10,498
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	75	—	—	—
Miscellaneous reserves	—	—	608	—	—	—

Total life insurance (gross)	26,585	26,342	30,239	17,099	16,915	16,944
Reinsurance ceded	—	—	716	—	—	—

Total life insurance (net)	$26,585	$26,342	$29,523	$17,099	$16,915	$16,944

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,248	19,570	19,393	6,373	6,373	6,373
Universal life with secondary guarantees	5,561	4,921	8,411	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	66	66	66
Variable universal life	1,734	1,729	1,478	10,277	10,121	12,463
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	628	—	—	—

Total life insurance (gross)	26,554	26,231	30,002	16,716	16,560	18,902
Reinsurance ceded	—	—	754	—	—	—

Total life insurance (net)	$26,554	$26,231	$29,248	$16,716	$16,560	$18,902

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Policy reserves:
Direct	$110,411	$100,726
Assumed	—	—
Ceded	(716)	(754)

Policy reserves	$109,695	$99,972

Policy claims:
Direct	$523	$525
Assumed	658	687
Ceded(1)	(132)	(150)

Policy claims	$1,049	$1,062

Reinsurance recoverable(2)	$45	$71

(1)	Includes reinsurance recoverable related to unpaid losses of $91 million and $100 million at December 31, 2022 and 2021, respectively.
(2)	Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	2022	2021	2020
Premiums:
Direct(1)	$20,379	$13,461	$13,200
Assumed	1,185	1,090	5
Ceded	(531)	(539)	(548)

Premiums	$21,033	$14,012	$12,657

Benefit payments:
Direct	$14,387	$14,265	$13,063
Assumed	1,344	1,388	9
Ceded	(606)	(739)	(655)

Benefit payments	$15,125	$14,914	$12,417

(1)	Includes considerations for supplementary contracts with life contingencies of $42 million, $48 million and $58 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Reinsurance Assumed

On December 31, 2020, New York Life acquired LINA as part of its acquisition of Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions. Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk. At December 31, 2022 and 2021, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $653 million and $686 million, respectively, which are included in Policy claims in the accompanying Statutory Statements of Financial Position.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded on new and inforce business is established on an automatic basis. The quota share currently ceded on new business generally ranges from 0% to 90%. All products are ceded from first dollar with the exception of reinsured VUL, which have a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 42% and 45% of total life insurance in-force at December 31, 2022 and 2021.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2022, 2021 and 2020 (in millions):

	2022	2021	2020
Defined benefit pension	$31	$32	$30
Defined contribution	10	10	10
Postretirement life and health	5	6	6
Postemployment	2	2	2

Total	$48	$50	$48

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2022 and 2021, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2022 and 2021, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $725 million and $875 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2022 and 2021.

At December 31, 2022 and 2021, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $717 million and $578 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $960 million and $999 million at December 31, 2022 and 2021, respectively. Unfunded commitments on LIHTC amounted to $153 million and $86 million at December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statements of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2022 and 2021 was as follows (in millions):

	2022	2021
Membership stock - Class B (1)	$25	$29
Activity stock	—	—

Aggregate total	$25	$29

Actual or estimated borrowing capacity as determined by the insurer	$6,759	$6,232

(1)	Membership stock is not eligible for redemption.

At December 31, 2022 and 2021, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2022 and 2021 was as follows (in millions):

	2022		2021
	General Account	Separate Account	General Account	Separate Account
Fair Value	$1,175	$—	$1,665	$—
Carrying Value	$1,175	$—	$1,665	$—
Maximum Amount Borrowed During the Year	$—	$—	$—	$—

The Company does not have any prepayment obligations for the borrowing arrangement.

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2022 and 2021 (in millions):

	2022			2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,433	$475	$1,908	$1,168	$277	$1,445	$265	$198	$463
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross DTAs	1,433	475	1,908	1,168	277	1,445	265	198	463
Nonadmitted DTAs (1)	545	—	545	331	—	331	214	—	214

Subtotal net admitted DTAs	888	475	1,363	837	277	1,114	51	198	249
Gross DTLs	262	552	814	292	419	711	(30)	133	103

Net admitted DTAs (2)	$626	$(77)	$549	$545	$(142)	$403	$81	$65	$146

(1)	DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2)	The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The admission calculation components were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$54	$54	$—	$19	$19	$—	$35	$35
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	495	—	495	385	—	385	110	—	110
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	495	—	495	385	—	385	110	—	110
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,198	N/A	N/A	1,400	N/A	N/A	(202)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	393	421	814	452	258	710	(59)	163	104

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$888	$475	$1,363	$837	$277	$1,114	$51	$198	$249

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2022 and 2021 (in millions):

	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount.	812%	967%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$7,987	$9,331

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2022 and 2021.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2022 and 2021. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Enactment of the CARES Act did not have a financial impact on the Company.

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

Significant components of the current federal and foreign income taxes for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	2022	2021	2020	Change 2022-2021	Change 2021-2020
Federal(1)	$114	$187	$102	$(73)	$85
Foreign	—	—	—	—	—

Subtotal	114	187	102	(73)	85

Federal income tax on net capital gains (losses)	16	47	62	(31)	(15)
Other	—	—	—	—	—

Total federal and foreign income taxes	$130	$234	$164	$(104)	$70

(1)	The Company had investment tax credits of $28 million, $27 million and $31 million for the years ended December 31, 2022, 2021 and 2020, respectively.

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2022 and 2021 were as follows (in millions):

	2022	2021	Change
DTAs
Ordinary:
Policyholder reserves	$859	$654	$205
Deferred acquisition costs	376	337	39
Investments	151	137	14
Pension accrual	21	24	(3)
Receivables - nonadmitted	21	12	9
Fixed assets	2	2	—
Other	3	2	1

Subtotal	1,433	1,168	265
Nonadmitted	545	331	214

Admitted ordinary DTAs	888	837	51

Capital:
Investments	475	277	198

Subtotal	475	277	198
Nonadmitted	—	—	—

Admitted capital DTAs	475	277	198

Total admitted DTAs	1,363	1,114	249

DTLs
Ordinary:
Policyholder reserves	124	159	(35)
Investments	138	133	5

Subtotal	262	292	(30)

Capital:
Investments	552	419	133

Subtotal	552	419	133

Total DTLs	814	711	103

Net admitted DTAs	$549	$403	$146

Change in deferred income tax on change in net unrealized capital gains/ losses			$49
Change in net deferred taxes related to other items			311
Change in DTAs nonadmitted			(214)

Change in net admitted DTAs			$146

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2022, 2021 and 2020 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2022	2021	2020	Change 2022-2021	Change 2021-2020
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$(106)	$141	$97	$(247)	$44
Net realized capital gains (losses) at statutory rate	(15)	(38)	(11)	23	(27)
Tax exempt income	(35)	(39)	(40)	4	1
Tax credits, net of withholding	(40)	(37)	(34)	(3)	(3)
Amortization of IMR	(6)	(10)	(7)	4	(3)
Dividend from MCF	(37)	(29)	(14)	(8)	(15)
Partnership income from MCF	54	46	11	8	35
Prior year audit liability and settlement	1	(1)	6	2	(7)
Non-admitted assets	(6)	—	—	(6)	—
Other items impacting surplus	4	96	(7)	(92)	103
Other	5	(1)	1	6	(2)

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$(181)	$128	$2	$(309)	$126

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations	$114	$187	$102	$(73)	$85
Capital gains tax expense (benefit) incurred	16	47	62	(31)	(15)
Change in net DTAs	(311)	(106)	(162)	(205)	56
Change in current and deferred income taxes reported in surplus	—	—	—	—	—

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$(181)	$128	$2	$(309)	$126

For years ended December 31, 2022, 2021 and 2020, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. For the years ended December 2022, 2021, and 2020, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

Year 2022	$14
Year 2021	$120
Year 2020	$86

The Inflation Reduction Act (“IRA”) of 2022 was enacted on August 16, 2022. The IRA includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income set forth on the applicable financial statement of an applicable corporation. The NAIC adopted Interpretation (“INT”) 22-02 to apply to December 31, 2022. Following that guidance, the Company has not determined as of the reporting date if it will be an applicable corporation and if it will be liable for CAMT in 2023. The accompanying statutory financial statements do not include an estimated impact of the CAMT because a reasonable estimate cannot be made.

At December 31, 2022 and 2021, the Company recorded a current income tax (payable)/receivable of $(31) million and $(4) million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2022, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2022 and 2021. For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2022, 2021 and 2020, principally include the effects of the following (in millions):

	2022	2021	2020
Surplus withdrawn from separate accounts	$48	$55	$45
Changes in surplus relating to separate accounts	(29)	(44)	(44)
Change in liability for reinsurance in unauthorized companies	(2)	(2)	—

Total	$17	$9	$1

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed thirty percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2022, the amount of earned surplus of the Company available for the payment of dividends was $4,054 million. The maximum amount of dividends that may be paid in 2023 without prior notice to or approval of the Commissioner is $851 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2022, 2021 and 2020, the Company paid dividends to its sole stockholder, New York Life, in the amount of $400 million, $942 million and $932 million, respectively.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2022 and 2021 were as follows (in millions):

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading
Group life(1)	$418	$418	$388	$388

(1)	Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2022.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
02147QAF9	154	144	10	144	144	12/31/2022
02151HAA3	27	26	1	26	26	12/31/2022
05946XY72	300	268	32	268	269	12/31/2022
12498NAD5	591	548	43	548	552	12/31/2022
12544ABN4	287	265	22	265	263	12/31/2022
12544TAH7	225	212	13	212	213	12/31/2022
12544VAB5	18	17	1	17	17	12/31/2022
12667F5H4	1,690	1,544	146	1,544	1,546	12/31/2022
12667GRG0	992	915	77	915	916	12/31/2022
12668AQ65	860	831	29	831	835	12/31/2022
12668AY25	507	480	27	480	481	12/31/2022
12668AYL3	529	470	59	470	466	12/31/2022
12668BFL2	163	154	9	154	154	12/31/2022
12668BKG7	226	220	5	220	221	12/31/2022
12668BKH5	196	192	5	192	192	12/31/2022
126694DT2	89	88	1	88	88	12/31/2022
17029PAA3	1,622	703	919	703	703	12/31/2022
17029RAA9	34	18	17	18	12	12/31/2022
225458XZ6	3,589	3,333	256	3,333	3,339	12/31/2022
251513BC0	316	309	6	309	314	12/31/2022
36185MBN1	23	23	—	23	23	12/31/2022
3622MPAB4	202	192	10	192	193	12/31/2022
57643MCG7	89	88	—	88	86	12/31/2022
69336QAL6	419	417	2	417	393	12/31/2022
76111XZW6	1,093	1,078	15	1,078	1,075	12/31/2022
81744HAF0	235	224	11	224	225	12/31/2022
863579VS4	1,798	1,785	13	1,785	1,796	12/31/2022
93934FEM0	527	526	1	526	489	12/31/2022
93934FLW0	616	615	1	615	565	12/31/2022
94983UAB3	173	157	15	157	169	12/31/2022
94984MAG9	206	199	8	199	204	12/31/2022
94988PAB9	8,172	5,280	2,892	5,280	4,683	12/31/2022
94988PAC7	1,443	—	1,443	—	—	12/31/2022
94988PAD5	34,433	28,380	6,053	28,380	33,690	12/31/2022
94988PAE3	13,504	10,230	3,274	10,230	11,934	12/31/2022

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94988YAC8	640	—	640	—	—	12/31/2022
94988YAE4	634	—	634	—	634	12/31/2022
94988YAH7	2,114	1,771	343	1,771	2,114	12/31/2022
94989FAD6	513	399	114	399	—	12/31/2022
94989FAH7	2,367	2,159	207	2,159	2,367	12/31/2022
L2287*AC1	6,867	6,867	—	6,867	7,019	12/31/2022
02147QAF9	161	158	3	158	150	9/30/2022
05946XY72	303	303	—	303	272	9/30/2022
12544ABN4	302	290	11	290	273	9/30/2022
12544TAH7	236	230	6	230	220	9/30/2022
12544VAB5	18	18	—	18	17	9/30/2022
12667F5H4	1,079	987	92	987	946	9/30/2022
12667GRG0	1,033	1,008	25	1,008	948	9/30/2022
12668AYL3	562	548	13	548	502	9/30/2022
12668BFL2	168	166	2	166	159	9/30/2022
17029PAA3	2,083	1,622	461	1,622	1,542	9/30/2022
225458XZ6	3,720	3,665	55	3,665	3,468	9/30/2022
251513AV9	875	853	22	853	831	9/30/2022
36228F3Q7	6	6	—	6	6	9/30/2022
69336QAL6	427	420	7	420	398	9/30/2022
81744HAF0	240	237	3	237	234	9/30/2022
86359AWR0	163	154	10	154	151	9/30/2022
87222PAD5	264	202	62	202	217	9/30/2022
93934FEM0	537	534	3	534	491	9/30/2022
93934FLW0	567	566	—	566	519	9/30/2022
94988PAE3	16,144	13,504	2,640	13,504	16,144	9/30/2022
02147QAF9	178	167	11	167	165	6/30/2022
05946XY72	305	305	—	305	286	6/30/2022
05951FAK0	193	187	6	187	185	6/30/2022
05951KAZ6	36	36	—	36	36	6/30/2022
05951KBA0	31	30	2	30	30	6/30/2022
12544ABN4	327	315	11	315	311	6/30/2022
12544TAH7	254	238	16	238	234	6/30/2022
12544VAB5	21	19	2	19	19	6/30/2022
12667GRG0	1,114	1,042	71	1,042	1,029	6/30/2022
12667GXM0	856	855	1	855	793	6/30/2022
12667GXN8	306	299	8	299	281	6/30/2022
12668AYL3	610	591	19	591	578	6/30/2022
15132EKT4	12	10	2	10	36	6/30/2022
17029RAA9	81	34	47	34	10	6/30/2022
225458XZ6	4,010	3,880	130	3,880	3,827	6/30/2022
46628BBD1	139	138	1	138	134	6/30/2022
61750YAB5	651	594	57	594	608	6/30/2022
61750YAE9	160	147	13	147	141	6/30/2022
61752RAJ1	669	628	41	628	585	6/30/2022
69336QAL6	191	177	14	177	175	6/30/2022

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
93934FEM0	549	542	6	542	529	6/30/2022
94988YAC8	3,695	2,871	824	2,871	2,880	6/30/2022
94988YAD6	812	—	812	—	—	6/30/2022
94988YAE4	3,685	2,871	814	2,871	2,871	6/30/2022
94988YAF1	813	—	813	—	—	6/30/2022
05951KAZ6	40	38	2	38	38	3/31/2022
12544VAB5	22	22	—	22	21	3/31/2022
12667FJ55	846	838	8	838	809	3/31/2022
15132EKT4	23	13	10	13	—	3/31/2022
161546GK6	1,680	1,676	5	1,676	1,614	3/31/2022
26827EAA3	2,717	2,307	410	2,307	2,256	3/31/2022
3622ELAG1	214	213	1	213	198	3/31/2022
46628SAG8	1,179	1,124	54	1,124	1,136	3/31/2022
61750YAD1	1,158	1,056	102	1,056	1,126	3/31/2022
61750YAJ8	313	285	28	285	306	3/31/2022
61751DAE4	290	280	11	280	282	3/31/2022
61751JAH4	1,048	957	91	957	959	3/31/2022
61751JAJ0	1,041	952	88	952	963	3/31/2022
61752RAH5	315	287	28	287	303	3/31/2022
61752RAM4	658	625	33	625	632	3/31/2022
69337AAM8	512	507	5	507	458	3/31/2022
86359AWR0	142	141	1	141	137	3/31/2022
94984UAE6	604	534	69	534	602	3/31/2022

Subtotal - General Account	XXX	XXX	$25,440	XXX	XXX

Guaranteed Separate Accounts
02147QAF9	$205	$192	$13	$192	$192	12/31/2022
12544VAB5	7	7	—	7	7	12/31/2022
12668BFL2	217	205	12	205	205	12/31/2022
12668BKH5	293	287	6	287	288	12/31/2022
94988PAB9	1,114	720	395	720	639	12/31/2022
94988PAC7	197	—	197	—	—	12/31/2022
94988PAD5	4,695	3,870	826	3,870	4,594	12/31/2022
94988PAE3	1,841	1,395	446	1,395	1,627	12/31/2022
94988YAC8	87	—	87	—	—	12/31/2022
94988YAE4	86	—	86	—	86	12/31/2022
94988YAH7	288	242	47	242	288	12/31/2022
94989FAD6	70	54	16	54	—	12/31/2022
94989FAH7	323	294	28	294	323	12/31/2022
00256DAB8	67	52	14	52	69	9/30/2022
02147QAF9	215	211	4	211	201	9/30/2022
04546KAB4	148	120	28	120	115	9/30/2022
12544VAB5	7	7	—	7	7	9/30/2022

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
12668BFL2	225	222	3	222	213	9/30/2022
36228F3Q7	1	1	—	1	1	9/30/2022
94988PAE3	2,201	1,841	360	1,841	2,201	9/30/2022
001406AB3	42	32	10	32	32	6/30/2022
00256DAB8	105	68	36	68	60	6/30/2022
02147QAF9	237	223	15	223	220	6/30/2022
04546KAB4	173	149	24	149	150	6/30/2022
12544VAB5	8	8	—	8	8	6/30/2022
61750YAB5	75	69	7	69	71	6/30/2022
61750YAE9	40	37	3	37	35	6/30/2022
94988YAC8	504	392	112	392	393	6/30/2022
94988YAD6	111	—	111	—	—	6/30/2022
94988YAE4	502	391	111	391	392	6/30/2022
94988YAF1	111	—	111	—	—	6/30/2022
26827EAA3	298	253	45	253	247	3/31/2022
61750YAJ8	117	107	10	107	115	3/31/2022
61751DAE4	41	40	2	40	40	3/31/2022

Subtotal - Guaranteed Separate Accounts	XXX	XXX	3,165	XXX	XXX
Grand Total	XXX	XXX	$28,605	XXX	XXX

(1)	Only the impaired lots within each CUSIP are included within this table.
(2)	CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 21—SUBSEQUENT EVENTS

At March 9, 2023, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
National Association of Insurance Commissioners’ Accounting Practices and
NAIC SAP	Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
SSAP	Statement of statutory accounting principle
SVO	Securities Valuation Office
Taiwan Branch	NYLIAC’s former branch operations in Taiwan

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
the Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-20	Valuation manual requirements for PBR for individual life products
VM-21	Valuation manual requirements for PBR for variable annuity products
Valuation manual requirements for maximum valuation interest rates for income
VM-22	annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2022

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$175,531,636
Other bonds (unaffiliated)	3,061,489,041
Bonds of affiliates	123,799,792
Preferred stocks (unaffiliated)	174,033
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	23,179,268
Common stocks of affiliates	—
Mortgage loans	637,964,876
Real estate	19,496,916
Premium notes, policy loans and liens	53,439,318
Cash on hand and on deposit	1,627,435
Short-term investments	54,654,839
Derivative instruments	71,419,639
Other invested assets	189,234,203
Aggregate write-ins for investment income	8,186,793

Gross investment income	$4,420,197,789

Real Estate Owned - Book Value less Encumbrances	$93,448,989

Mortgage Loans - Book Value:
Residential mortgages	$4,870,870
Commercial mortgages	15,057,718,950
Mezzanine real estate loans	481,623,689

Total mortgage loans	$15,544,213,509

Mortgage Loans by Standing - Book Value:
Good standing	$15,434,713,509

Good standing with restructured terms	$—

Interest overdue more than 90 days, not in foreclosure	$—

Foreclosures in process	$109,500,000

Other Invested Assets - Statement Value	$3,311,608,253

Collateral Loans	$—

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,149,044,376

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$11,699,369,101
Over one year through five years	35,958,415,844
Over five years through 10 years	26,066,334,465
Over 10 years through 20 years	10,611,847,339
Over 20 years	15,922,974,723

Total by maturity	$100,258,941,472

Bonds by NAIC designation - statement value
NAIC 1	$62,674,135,962
NAIC 2	33,234,271,021
NAIC 3	2,412,617,176
NAIC 4	1,669,400,389
NAIC 5	238,377,535
NAIC 6	30,139,389

Total by NAIC designation	$100,258,941,472

Total bonds publicly traded	$55,842,777,955

Total bonds privately placed	$44,416,163,517

Preferred Stocks - Statement Value	$49,218,802

Common Stocks - Fair Value	$1,235,674,603

Short-Term Investments - Book Value	$2,126,480,872

Options, Caps and Floors Owned - Statement Value	$124,834,410

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$908,849,578

Future Contracts Open - Current Value	$65,364

Cash on Deposit	$(210,734,650)

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$180,614

Credit life	$—

Group life	$718,316

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$859

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,671

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$364,238,119

Income payable	$54,215,028

Ordinary - involving life contingencies
Income payable	$48,450,621

Group - not involving life contingencies
Amount on deposit

Income payable

Group - involving life contingencies
Income payable

Annuities:
Ordinary
Immediate - amount of income payable	$1,877,073,487

Deferred - fully paid account balance	$49,947,648,824

Deferred - not fully paid - account balance	$36,766,258,551

Group
Amount of income payable	$82,094,315

Fully paid account balance	$1,492,213

Not fully paid - account balance	$—

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$251,760,494

Dividend accumulations - account balance	$—

Claim Payments 2022 (in thousands):
Group accident and health - year ended December 31, 2019
2022	$—

2021	$—

2020	$—

2019	$—

2018	$—

Prior	$—

Other accident and health
2022	$—

2021	$—

2020	$—

2019	$—

2018	$—

Prior	$—

Other coverages that use developmental methods to calculate claims reserves (in thousands):
2022	$845

2021	$924

2020	$954

2019	$774

2018	$575

Prior	$26

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2022

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,531,683,288	4.497%	$5,531,683,283	—	$5,531,683,283	4.498%
All other governments	172,327,488	0.140	172,327,487	—	172,327,487	0.140
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	10,805,487,728	8.784	10,805,487,683	—	10,805,487,683	8.786
Industrial and miscellaneous	72,752,304,867	59.141	72,752,304,919	—	72,752,304,919	59.153
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	3,149,044,376	2.560	3,149,044,376	—	3,149,044,376	2.560
SVO identified funds	835,335,850	0.679	835,335,850	—	835,335,850	0.679
Unaffiliated Bank loans	570,682,544	0.464	570,682,543	—	570,682,543	0.464
Total long-term bonds	93,816,866,141	76.264	93,816,866,141	—	93,816,866,141	76.280
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	49,218,803	0.040	49,218,803	—	49,218,803	0.040
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	49,218,803	0.040	49,218,803	—	49,218,803	0.040
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	385,493,436	0.313	385,493,436	—	385,493,436	0.313
Industrial and miscellaneous Other (Unaffiliated)	126,314,707	0.103	126,314,707	—	126,314,707	0.103
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	238,775,243	0.194	238,775,243	—	238,775,243	0.194
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Exchange traded funds	485,091,240	0.394	485,091,240	—	485,091,240	0.394
Total common stocks	1,235,674,626	1.004	1,235,674,626	—	1,235,674,626	1.005
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	4,870,869	0.004	4,870,869	—	4,870,869	0.004
Commercial mortgages	15,057,718,950	12.240	15,057,718,950	—	15,057,718,950	12.243
Mezzanine real estate loans	481,623,690	0.392	481,623,690	—	481,623,690	0.392
Total valuation allowance	—	—	—	—	—	—
Total mortgage loans	15,544,213,509	12.636	15,544,213,509	—	15,544,213,509	12.639

82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real Estate:
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	93,448,989	0.076	93,448,989	—	93,448,989	0.076
Properties held for sale	—	—	—	—	—	—
Total real estate	93,448,989	0.076	93,448,989	—	93,448,989	0.076
Cash, cash equivalents and short-term investments:
Cash	(210,734,650)	(0.171)	(210,734,650)	—	(210,734,650)	(0.171)
Cash equivalents	4,485,047,955	3.646	4,485,047,958	—	4,485,047,958	3.647
Short-term investments	2,126,480,874	1.729	2,126,480,872	—	2,126,480,872	1.729
Total cash, cash equivalents and short-term investments	6,400,794,179	5.203	6,400,794,180	—	6,400,794,180	5.204
Contract loans	883,296,200	0.718	862,222,852	—	862,222,852	0.701
Derivatives	1,360,005,309	1.106	1,360,005,309	—	1,360,005,309	1.106
Other invested assets	3,316,159,880	2.696	3,311,608,253	—	3,311,608,253	2.693
Receivables for securities	9,801,295	0.008	9,801,295	—	9,801,295	0.008
Securities Lending	—	—	—	—	—	—
Other invested assets	306,127,919	0.249	306,127,919	—	306,127,919	0.249

Total invested assets	$123,015,606,850	100.000%	$122,989,981,876	—	$122,989,981,876	100.000%

*	Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2022

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $135,178,524,462

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Total Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds/Limited Partnership	$3,503,205,356	2.59%
WELLS FARGO	Bonds/Equity/Derivatives	$1,229,202,528	0.91%
JP MORGAN	Bonds/Equity/Derivatives	$1,043,613,415	0.77%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.56%
MORGAN STANLEY	Bonds/Equity/Derivatives	$745,952,116	0.55%
CITIGROUP	Bonds/Equity	$713,016,133	0.53%
GS MORTGAGE	Bonds	$696,779,745	0.52%
ISHARES IBOXX INVESTMENT GRADE CORPORATE BOND FUND ETF	Equity	$611,177,710	0.45%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.35%
THE MACERICH COMPANY	Mortgage Loans	$442,460,791	0.33%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$62,674,135,959	46.36%	P/RP - 1	$69,323	—%
NAIC – 2	$33,234,271,021	24.59%	P/RP - 2	$15,069,052	0.01%
NAIC – 3	$2,412,617,176	1.78%	P/RP - 3	$—	—%
NAIC – 4	$1,669,400,389	1.23%	P/RP - 4	$—	—%
NAIC – 5	$238,377,535	0.18%	P/RP - 5	$—	—%
NAIC – 6	$30,139,389	0.02%	P/RP - 6	$34,080,427	0.03%

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$15,986,879,856	11.83%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$15,395,227,353	11.39%
Countries rated NAIC-2	$396,046,897	0.29%
Countries rated NAIC-3 or below	$195,605,607	0.14%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
UNITED KINGDOM	$4,261,976,527	3.15%
CAYMAN ISLANDS	$3,932,552,494	2.91%
Countries rated NAIC-2:
MEXICO	$176,502,927	0.13%
INDONESIA	$44,823,440	0.03%
Countries rated NAIC-3 or below:
BARBADOS	$57,589,280	0.04%
COLOMBIA	$32,547,587	0.02%
7. Aggregate unhedged foreign currency exposure	$406,523,506	0.29%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$395,491,598	0.29%
Countries rated NAIC-2:	$9,042,890	0.01%
Countries rated NAIC-3 or below:	$1,989,018	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$155,302,465	0.11%
UNITED KINGDOM	$112,807,599	0.08%
Countries rated NAIC-2:
ITALY	$4,931,077	—%
INDIA	$2,912,701	—%
Countries rated NAIC-3 or below:
BRAZIL	$969,124	—%
SOUTH AFRICA	$684,850	—%

85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
BANCO SANTANDER SA	2.A FE	$148,047,955	0.11%
SMITH & NEPHEW PLC	2.B	$144,500,000	0.11%
STATNETT SF	1.F	$123,800,000	0.09%
TRITAX BIG BOX REIT PLC	2.A	$120,590,768	0.09%
MITSUBISHI UFJ FINANCIAL GROUP	1.G FE	$113,396,384	0.08%
GROSVENOR GROUP LTD	1.G IF	$113,553,801	0.08%
KERRY GRP PLC	2.A FE	$112,646,076	0.08%
INTERTEK GROUP PLC	2.A	$110,000,000	0.08%
LLOYDS BANKING GROUP PLC	1.G FE	$109,784,232	0.08%
ANGLIAN WATER GROUP LTD	1.G FE	$101,999,596	0.08%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?    Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,316,387,456	0.97%
VANGUARD 500 INDEX FUND	$246,086,617	0.18%
SPDR S&P 500 ETF TRUST	$200,487,015	0.15%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$101,548,884	0.08%
BONAVISTA ENERGY CORP	$90,565,028	0.07%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.06%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$74,687,131	0.06%
MSSDF MEMBER LLC	$67,252,165	0.05%
FLYBRIDGE CAPITAL PARTNERS IV, L.P.	$61,590,937	0.05%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX	$55,809,309	0.04%

86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?    Yes [X] No [    ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$1,354,946,739	$—	$1,354,946,739
BLACKROCK ADVISORS, LLC	$835,837,927	$835,837,927	$—
CANDRIAM LUXEMBOURG	$251,868,501	$—	$251,868,501
THE VANGUARD GROUP, INC.	$246,086,617	$246,086,617	$—
STATE STREET GLOBAL ADVISORS	$200,487,015	$200,487,015	$—
APOGEM CAPITAL	$160,983,988	$—	$160,983,988
NYL INVESTORS LLC— REAL ESTATE INVESTORS	$131,697,485	$—	$131,697,485
MACKAY SHIELDS LLC	$74,923,052	$—	$74,923,052
FIDELITY MANAGEMENT & RESEARCH COMPANY	$66,000,100	$66,000,100	$—
WHITEHORSE	$51,196,747	$—	$51,196,747

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?    Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Type (Residential, Commercial, Agricultural)
COMMERCIAL	$405,500,000	0.30%
COMMERCIAL	$306,245,000	0.23%
COMMERCIAL	$257,133,167	0.19%
COMMERCIAL	$247,100,000	0.18%
COMMERCIAL	$236,500,920	0.17%
COMMERCIAL	$228,900,000	0.17%
COMMERCIAL	$228,335,053	0.17%
COMMERCIAL	$224,516,000	0.17%
COMMERCIAL	$219,484,000	0.16%
COMMERCIAL	$164,125,741	0.12%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$391,520,899	0.29%
Mortgage loans over 90 days past due	$—	—%
Mortgage loans in the process of foreclosure	$109,500,000	0.08%
Mortgage loans foreclosed	$44,158,245	0.03%
Restructured mortgage loans	$—	—%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$121,202,679	0.09%	$—	—%
91% to 95%	$—	—%	$109,500,000	0.08%	$—	—%
81% to 90%	$—	—%	$148,484,618	0.11%	$—	—%
71% to 80%	$—	—%	$976,660,618	0.72%	$—	—%
Below 70%	$4,870,870	—%	$14,183,494,724	10.49%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets                Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets                Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

88

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$739,877,475	0.55%	$674,931,920	$722,872,021	$759,419,303
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$185,315,000	0.14%	$130,797,000	$130,787,000	$150,991,000
Dollar repurchase agreements	$—	—%	$823,725	$1,138,703	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$124,846,670	0.09%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$153,623,145	0.11%	$134,617,570	$154,564,664	$150,325,328
Income generation	$—	—%	$—	$—	$—
Replications	$253,129,993	0.19%	$155,409,519	$204,751,226	$253,917,551
Other	$—	—%	$—	$—	$—

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$4,147,057	—%	$318,360	$168,350	$184,200
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2022

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

90